UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                              CT Corporation System
                               155 Federal Street
                                BOSTON, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


           Kathleen A. McGah, Esq.
  Vice President, Chief Legal Officer, Esq.               John H. Beers,
    Counsel and Secretary for Registrant            Vice President and Counsel
       Phoenix Life Insurance Company             Phoenix Life Insurance Company
               One America Row                           One American Row
           Hartford, CT 06103-2899                    Hartford, CT 06103-2899
  ------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.






                                                                  (PHOENIX LOGO)

================================================================================

                                                               SEMIANNUAL REPORT


                                                                THE PHOENIX EDGE
                                                                     SERIES FUND
                                                          VARIABLE PRODUCTS FUND
                                                                   JUNE 30, 2009

                               TABLE OF CONTENTS

A Message from the President ...............................................................           1
Disclosure of Fund Expenses ................................................................           2
Key Investment Terms and Footnote Legend ...................................................           4
Portfolio Holdings Summary Weightings ......................................................           6

Schedules of Investments                                                                            PAGE
     Phoenix Capital Growth Series ("Capital Growth Series") ...............................           9
     Phoenix Dynamic Asset Allocation Series: Aggressive Growth
       ("Dynamic Asset Allocation Series: Aggressive Growth") ..............................          10
     Phoenix Dynamic Asset Allocation Series: Growth
       ("Dynamic Asset Allocation Series: Growth") .........................................          11
     Phoenix Dynamic Asset Allocation Series: Moderate
       ("Dynamic Asset Allocation Series: Moderate") .......................................          12
     Phoenix Dynamic Asset Allocation Series: Moderate Growth
       ("Dynamic Asset Allocation Series: Moderate Growth") ................................          13
     Phoenix Growth and Income Series ("Growth and Income Series") .........................          14
     Phoenix Mid-Cap Growth Series ("Mid-Cap Growth Series") ...............................          15
     Phoenix Mid-Cap Value Series ("Mid-Cap Value Series")
       (formerly "Phoenix Sanford Bernstein Mid-Cap Value Series") .........................          16
     Phoenix Money Market Series ("Money Market Series") ...................................          17
     Phoenix Multi-Sector Fixed Income Series ("Multi-Sector Fixed Income Series") .........          18
     Phoenix Multi-Sector Short Term Bond Series ("Multi-Sector Short Term Bond Series")....          24
     Phoenix Small-Cap Growth Series ("Small-Cap Growth Series") ...........................          29
     Phoenix Small-Cap Value Series ("Small-Cap Value Series)
       (formerly "Phoenix Sanford Bernstein Small-Cap Value Series") .......................          30
     Phoenix Strategic Allocation Series ("Strategic Allocation Series") ...................          31
     Phoenix-Aberdeen International Series ("Aberdeen International Series") ...............          35
     Phoenix-Duff & Phelps Real Estate Securities Series
       ("Duff & Phelps Real Estate Securities Series") .....................................          36
     Phoenix-Van Kampen Comstock Series ("Van Kampen Comstock Series") .....................          37
     Phoenix-Van Kampen Equity 500 Index Series ("Van Kampen Equity 500 Index Series") .....          38
Statements of Assets and Liabilities .......................................................          42
Statements of Operations ...................................................................          46
Statements of Changes In Net Assets ........................................................          50
Financial Highlights .......................................................................          56
Notes to Financial Statements ..............................................................          62
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements .........          71

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
   The advisor and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the series voted proxies during the most recent 12-month period ended June 30, 2009, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
   The Fund files a complete schedule of portfolio holdings for each series with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

   Not FDIC Insured            No Bank Guarantee              May Lose Value

                          A MESSAGE FROM THE PRESIDENT

Dear Phoenix Edge Series Fund Shareholder:

This report provides performance and portfolio details about the underlying investments of your Phoenix variable annuity or life insurance policy for the six months ended June 30, 2009. I hope you will take time to review this important information.

At Phoenix, we are committed to providing you with a choice of quality investment options from professional money managers across the industry, including many well-known names. In addition to The Phoenix Edge Series Fund options discussed in this report, we also offer a selection of other investment options for your consideration. For more information please visit our Web site, phoenixwm.com.

We appreciate your business and thank you for choosing Phoenix to be part of your financial plan. It is our great privilege to serve you.

Sincerely yours,


/s/ Philip K. Polkinghorn

Philip K. Polkinghorn
President, The Phoenix Edge Series Fund

JULY 2009

                                                    THE PHOENIX EDGE SERIES FUND
                                               DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                    FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2009 TO JUNE 30, 2009


     We believe it is important for you to understand the impact   EXPENSE TABLE
of costs on your  investment.  All mutual  funds have  operating   -----------------------------------------------------------------
expenses.  As a shareholder of The Phoenix Edge Series Fund, you                     Beginning    Ending
incur ongoing costs including investment advisory fees and other                      Account    Account
expenses.  These  examples are  intended to help you  understand                       Value      Value    Annualized  Expenses Paid
your  ongoing  costs (in  dollars)  of  investing  in one of the                    January 1,   June 30,    Expense       During
series and to compare  these  costs  with the  ongoing  costs of                       2009        2009       Ratio       Period*
investing in other mutual funds.  These examples are based on an   -----------------------------------------------------------------
investment of $1,000 invested at the beginning of the period and   CAPITAL GROWTH SERIES
held for the entire  six-month  period.  The  following  Expense   -----------------------------------------------------------------
Tables illustrate your series' costs in two ways.                  ACTUAL            $1,000.00  $1,068.70     0.95%        $4.87

ACTUAL EXPENSES                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                                      1,000.00   1,020.03     0.95          4.77
     This   section   of  the   accompanying   tables   provides   -----------------------------------------------------------------
information about actual account values and actual expenses. You   DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
may use the  information in this line,  together with the amount   -----------------------------------------------------------------
you  invested,  to estimate the expenses  that you paid over the   ACTUAL            $1,000.00  $1,052.50     0.78%        $3.97
period. Simply divide your account value by $1,000 (for example,
an $8,600 account value divided by $1,000 = 8.6),  then multiply   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
the result by the  number in the first  line  under the  heading                      1,000.00   1,020.88     0.78          3.92
entitled  "Expenses Paid During Period" to estimate the expenses   -----------------------------------------------------------------
you  paid  on  your  account  during  this  period.  The expense   DYNAMIC ASSET ALLOCATION SERIES GROWTH
estimate does not include the fees or  expenses  associated with   -----------------------------------------------------------------
the  separate  insurance  accounts,  and  if  such  charges were   ACTUAL            $1,000.00  $1,044.50     0.78%        $3.95
included, your costs would have been higher.
                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                                          1,000.00   1,020.88     0.78          3.92
                                                                   -----------------------------------------------------------------
     This   section   of  the   accompanying   tables   provides   DYNAMIC ASSET ALLOCATION SERIES: MODERATE
information about  hypothetical  account values and hypothetical   -----------------------------------------------------------------
expenses  based  on the  series'  actual  expense  ratio  and an   ACTUAL            $1,000.00  $1,021.00     0.78%        $3.91
assumed rate of return of 5% per year before expenses,  which is
not your series' actual return. The hypothetical  account values   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
and  expenses  may not be used to  estimate  the  actual  ending                      1,000.00   1,020.88     0.78          3.92
account balance or expenses you paid for the period. You may use   -----------------------------------------------------------------
this  information  to compare the ongoing  costs of investing in   DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
your  series  and  other  funds.  To do  so,  compare  these  5%   -----------------------------------------------------------------
hypothetical  examples  with the 5%  hypothetical  examples that   ACTUAL            $1,000.00  $1,032.90     0.78%        $3.93
appear in the shareholder reports of the other funds.
                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
     Please  note that the  expenses  shown in the  accompanying                      1,000.00   1,020.88     0.78          3.92
tables are meant to highlight your ongoing costs only and do not   -----------------------------------------------------------------
reflect additional fees and expenses associated with the annuity   GROWTH AND INCOME SERIES++
or life insurance  policy  through which you invest.  Therefore,   -----------------------------------------------------------------
this section of the  accompanying  tables is useful in comparing   ACTUAL            $1,000.00  $1,016.90     1.01%        $5.05
ongoing costs only, and will not help you determine the relative
total  costs  of  owning  different  funds. In addition,  if the   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
annuity or life insurance policy costs were included, your costs                      1,000.00   1,019.72     1.01          5.07
would have been higher.  The calculations  assume no shares were   -----------------------------------------------------------------
bought or sold  during the period.  Your  actual  costs may have   MID-CAP GROWTH SERIES
been higher or lower, depending on the amount of your investment   -----------------------------------------------------------------
and the timing of any purchases or redemptions.                    ACTUAL            $1,000.00  $1,072.80     1.10%        $5.65
                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                                      1,000.00   1,019.27     1.10          5.52
                                                                   -----------------------------------------------------------------
                                                                   MID-CAP VALUE SERIES
                                                                   -----------------------------------------------------------------
                                                                   ACTUAL            $1,000.00  $1,067.90     1.30%        $6.67

                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                                      1,000.00   1,018.27     1.30          6.53
                                                                   -----------------------------------------------------------------
                                                                   MONEY MARKET SERIES
                                                                   -----------------------------------------------------------------
                                                                   ACTUAL            $1,000.00  $1,000.40     0.52%        $2.58

                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                                      1,000.00   1,022.18     0.52          2.61
                                                                   -----------------------------------------------------------------
                                                                   MULTI-SECTOR FIXED INCOME SERIES
                                                                   -----------------------------------------------------------------
                                                                   ACTUAL            $1,000.00  $1,207.40     0.75%        $4.10

                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                                      1,000.00   1,021.03     0.75          3.77
                                                                   -----------------------------------------------------------------
                                                                   MULTI-SECTOR SHORT TERM BOND SERIES
                                                                   -----------------------------------------------------------------
                                                                   ACTUAL            $1,000.00  $1,172.00     0.70%        $3.77

                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                   -----------------------------------------------------------------
                                                                                      1,000.00   1,021.28     0.70          3.51
                                                                   -----------------------------------------------------------------

                                                    THE PHOENIX EDGE SERIES FUND
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                     FOR THE SIX-MONTH PERIOD OF JANUARY 1,2009 TO JUNE 30,2009

EXPENSE TABLE
----------------------------------------------------------------
                  Beginning     Ending
                   Account     Account                  Expenses
                    Value       Value     Annualized      Paid
                 January 1,    June 30,    Expense       During
                    2009         2009       Ratio       Period*
----------------------------------------------------------------
SMALL-CAP GROWTH SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $1,028.10     1.05%        $5.28

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,019.52     1.05          5.27
----------------------------------------------------------------
SMALL-CAP VALUE SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $  992.70     1.30%        $6.42

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,018.27     1.30          6.53
----------------------------------------------------------------
STRATEGIC ALLOCATION SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $1,062.40     0.85%        $4.35

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,020.53     0.85          4.27
----------------------------------------------------------------
ABERDEEN INTERNATIONAL SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $1,095.80     1.04%        $5.40

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,019.57     1.04          5.22
----------------------------------------------------------------
DUFF & PHELPS REAL ESTATE SECURITIES SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $  880.20     1.10%        $5.13

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,019.27     1.10          5.52
----------------------------------------------------------------
VAN KAMPEN COMSTOCK SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $1,037.90     0.95%        $4.80

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,020.03     0.95          4.77
----------------------------------------------------------------
VAN KAMPEN EQUITY 500 INDEX SERIES
----------------------------------------------------------------
ACTUAL            $1,000.00   $1,031.80     0.50%        $2.52

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                   1,000.00    1,022.28     0.50          2.51
----------------------------------------------------------------

* Expenses are equal to the relevant series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted below.

     The series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

     You can find more information about the series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the series prospectus and the contract prospectus.

++ If the extraordinary expenses were excluded for the Growth and Income Series, actual expenses paid and hypothetical expenses would be as follows:

                       EXPENSES
                         PAID
                       --------
Actual                  $4.63
Hypothetical             4.65

                                              KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)                                  PIK (PAYMENT-IN-KIND)
Represents shares of foreign companies traded in U.S. dollars on   A bond which pays interest in the form of additional bonds, or
U.S. exchanges that are held by a bank or a trust. Foreign         preferred stock which pays dividends in the form of additional
companies use ADRs in order to make it easier for Americans to     preferred stock.
buy their shares. An ADR is likely to be traded over the
counter.                                                           SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
                                                                   An American depositary receipt (ADR) is issued in co-operation
ETF (EXCHANGE TRADED FUND)                                         with the underlying foreign company whose equity shares underly
A Fund that tracks an index, but can be traded like a stock.       the ADR. With the corporation's sponsorship, the ADRs created in the issue usually afford their owners the same rights normally given to stockholders, such as voting rights. A sponsored ADR can also be listed on a major U.S. exchange.

                                                                   SPDR (S&P DEPOSITARY RECEIPT)
                                                                   A short form of Standard & Poor's depositary receipt, an
                                                                   exchange-traded fund (ETF) that tracks the Standard & Poor's 500
                                                                   (R) Index (S&P 500). Spiders are listed on the American Stock
                                                                   Exchange (AMEX).

FOOTNOTE LEGEND

 1) Federal Income Tax Information: For tax information at June 30, 2009, see the Federal Income Tax Information Note 12 in the Notes to Financial Statements.

 2) Non-income producing.

 3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

 4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See table below.

                                            Market Value
          Series                        (reported in 000's)     % of Net Assets
          ------                        -------------------     ---------------
          Money Market Series                 $ 6,001                  3%
          Multi-Sector
            Fixed Income Series                35,221                 18
          Multi-Sector
            Short Term Bond Series              4,425                 15
          Strategic Allocation Series           8,182                  5

 5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

 6) Illiquid Security.

 7) Illiquid and restricted security. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

 8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the SFAS 157 table located after the Schedule of Investments.

 9) Security in default.

10) The rate shown is the discount rate.

11) Affiliated Fund.

12) All or a portion of the security is segregated as collateral.

13) Amount is less than $500.

14) The maturity date shown is the reset date.

15) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

                                             THE PHOENIX EDGE SERIES FUND
                                        PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                                              JUNE 30, 2009 (UNAUDITED)

For each series, the following tables present asset allocations within certain sectors as a percentage of total investments.

                PHOENIX CAPITAL GROWTH SERIES                             PHOENIX DYNAMIC ASSET ALLOCATION SERIES:

                                                                                      AGGRESSIVE GROWTH
Information Technology                            30%
Health Care                                       16            Exchange Traded Funds                             51%
Consumer Staples                                  14                    Equity Funds - Domestic            28%
Industrials                                       10                    Equity Funds - Foreign             20
Energy                                             9                    Fixed Income Funds                  3
Consumer Discretionary                             7            Mutual Funds                                      49
Financials                                         5                    Equity Funds - Domestic            34
Other (includes short-term investments)            9                    Equity Funds - Foreign             10
                                                 ---                    Fixed Income Funds                  5
Total                                            100%                                                            ---
                                                 ===            Total                                            100%
                                                                                                                 ===


          PHOENIX DYNAMIC ASSET ALLOCATION SERIES:                        PHOENIX DYNAMIC ASSET ALLOCATION SERIES:

                           GROWTH                                                         MODERATE

Exchange Traded Funds                             60%           Exchange Traded Funds                             60%
        Equity Funds - Domestic            40%                          Equity Funds - Domestic            19%
        Equity Funds - Foreign             10                           Equity Funds - Foreign              3
        Fixed Income Funds                 10                           Fixed Income Funds                 38
Mutual Funds                                      40            Mutual Funds                                      39
        Equity Funds - Domestic            26                           Equity Funds - Domestic            17
        Equity Funds - Foreign              6                           Equity Funds - Foreign              5
        Fixed Income Funds                  8                           Fixed Income Funds                 17
                                                 ---            Other (includes short-term investments)            1
Total                                            100%                                                            ---
                                                 ===            Total                                            100%
                                                                                                                 ===


          PHOENIX DYNAMIC ASSET ALLOCATION SERIES:                            PHOENIX GROWTH AND INCOME SERIES

                       MODERATE GROWTH
                                                                Information Technology                            17%
Exchange Traded Funds                             58%           Energy                                            15
        Equity Funds - Domestic            25%                  Industrials                                       14
        Equity Funds - Foreign              8                   Health Care                                       13
        Fixed Income Funds                 25                   Consumer Staples                                  11
Mutual Funds                                      42            Materials                                          8
        Equity Funds - Domestic            22                   Financials                                         7
        Equity Funds - Foreign              7                   Other (includes short-term investments)           15
        Fixed Income Funds                 13                                                                    ---
                                                 ---            Total                                            100%
Total                                            100%                                                            ===
                                                 ===

                PHOENIX MID-CAP GROWTH SERIES                                   PHOENIX MID-CAP VALUE SERIES

Industrials                                       18%           Financials                                        22%
Information Technology                            18            Industrials                                       15
Consumer Discretionary                            16            Consumer Staples                                  14
Health Care                                       13            Information Technology                            11
Financials                                         7            Health Care                                       10
Energy                                             6            Materials                                         10
Consumer Staples                                   5            Energy                                             7
Other (includes short-term investments)           17            Other (includes short-term investments)           11
                                                 ---                                                             ---
Total                                            100%           Total                                            100%
                                                 ===                                                             ===

                                             THE PHOENIX EDGE SERIES FUND
                                        PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                                        JUNE 30, 2009 (UNAUDITED) (CONTINUED)


                PHOENIX MONEY MARKET SERIES                               PHOENIX MULTI-SECTOR FIXED INCOME SERIES

Federal Agency Securities                         52%           Corporate Bonds                                   55%
Commercial Paper                                  32                  Financials                           35%
Medium Term Notes                                 10                  Energy                               13
U.S. Treasury Bills                                6            Other Corporate Bond Sectors                7
                                                 ---
Total                                            100%           Foreign Government Securities                     18
                                                 ===            Loan Agreements                                   14
                                                                Mortgage-Backed Securities                         9
                                                                Other (includes short-term investments)            4
                                                                                                                 ---
                                                                Total                                            100%
                                                                                                                 ===


        PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES                           PHOENIX SMALL-CAP GROWTH SERIES

Corporate Bonds                                   42%           Health Care                                       25%
      Financials                           17%                  Information Technology                            25
      Energy                                5                   Consumer Discretionary                            17
      Other                                20                   Industrials                                       16
                                                                Financials                                         6
Mortgage-Backed Securities                        19            Energy                                             3
Foreign Government Securities                     16            Consumer Staples                                   2
Loan Agreements                                   13            Other                                              6
Other (includes short-term investments)           10                                                             ---
                                                 ---            Total                                            100%
Total                                            100%                                                            ===
                                                 ===


               PHOENIX SMALL-CAP VALUE SERIES                               PHOENIX STRATEGIC ALLOCATION SERIES

Industrials                                       27%           Common Stocks                                     57%
Financials                                        19                 Information Technology                17%
Consumer Discretionary                            15                 Energy                                16
Consumer Staples                                  11                 Health Care                           14
Utilities                                         10                 Other common stock sectors            10
Information Technology                             9
Energy                                             2            Mortgage-Backed Securities                        20
Other (includes short-term investments)            7            Corporate Bonds                                   15
                                                 ---                 Financials                             6
Total                                            100%                Industrials                            3
                                                 ===                 Energy                                 1
                                                                     Other corporate bond sectors           5
                                                                Municipal Bonds                                    3
                                                                Other (includes short-term investments)            5
                                                                                                                 ---
                                                                Total                                            100%
                                                                                                                 ===


           PHOENIX-ABERDEEN INTERNATIONAL SERIES                     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

Financials                                        26%           Health Care                                       15%
Energy                                            14            Apartments                                        12
Information Technology                            12            Regional Malls                                    12
Industrials                                       11            Offices                                           12
Consumer Staples                                   8            Shopping Centers                                  10
Health Care                                        7            Specialty                                          8
Telecommunication Services                         6            Self Storage                                       7
Other (includes short-term investments)           16            Other (includes short-term investments)           24
                                                 ---                                                             ---
Total                                            100%           Total                                            100%
                                                 ===                                                             ===

                                             THE PHOENIX EDGE SERIES FUND
                                        PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                                        JUNE 30, 2009 (UNAUDITED) (CONTINUED)


             PHOENIX-VAN KAMPEN COMSTOCK SERIES                          PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

Consumer Discretionary                            19%           Information Technology                            18%
Financials                                        19            Financials                                        14
Consumer Staples                                  16            Health Care                                       14
Health Care                                       16            Consumer Staples                                  12
Information Technology                            13            Energy                                            12
Materials                                          6            Industrials                                       10
Telecommunication Services                         4            Consumer Discretionary                             9
Other (includes short-term investments)            7            Other (includes short-term investments)           11
                                                 ---                                                             ---
Total                                            100%           Total                                            100%
                                                 ===                                                             ===

                                                    PHOENIX CAPITAL GROWTH SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30,2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                              SHARES    VALUE
                       --------- ---------                         --------- ---------                           -------- --------
COMMON STOCKS--97.2%                        INDUSTRIALS--10.2%                          SHORT-TERM INVESTMENTS--3.7%
                                            Boeing Co. (The)          38,060 $   1,617
CONSUMER DISCRETIONARY--6.8%                Cummins, Inc.             60,993     2,148  MONEY MARKET MUTUAL FUNDS--3.7%
Amazon.com, Inc.(2)       46,883 $   3,922  Danaher Corp.             51,698     3,192  State Street Institutional
Lowe's Cos., Inc.        126,963     2,464  Emerson Electric Co.      58,236     1,887   Liquid Reserves Fund
Staples, Inc.            155,123     3,129  Lockheed Martin Corp.     47,692     3,846   Institutional Shares
Time Warner, Inc.        120,963     3,047  Union Pacific Corp.       42,650     2,220   (seven-day effective
Yum! Brands, Inc.         42,441     1,415  United Parcel Service,                        yield 0.420%)        7,642,765 $  7,643
                                 ---------   Inc. Class B             49,985     2,499  -----------------------------------------
                                    13,977  United Technologies                         TOTAL SHORT-TERM INVESTMENTS
                                 ---------   Corp.                    68,758     3,573  (IDENTIFIED COST $7,643)            7,643
                                                                             ---------  -----------------------------------------
CONSUMER STAPLES--14.1%                                                         20,982  TOTAL INVESTMENTS--100.9%
Coca-Cola Co. (The)       59,988     2,879                                   ---------  (IDENTIFIED COST $199,341)        207,242(1)
Colgate-Palmolive Co.     28,462     2,013                                              Other assets and liabilities,
CVS Caremark Corp.        60,380     1,924  INFORMATION TECHNOLOGY--30.1%                net--(0.9)%                       (1,925)
General Mills, Inc.       53,709     3,009  Accenture Ltd. Class A    63,726     2,132                                   --------
PepsiCo, Inc.             71,291     3,918  Adobe Systems, Inc.(2)   107,231     3,035  NET ASSETS--100.0%               $205,317
Philip Morris                               Apple, Inc.(2)            51,667     7,359                                   ========
 International, Inc.      83,460     3,641  Broadcom Corp. Class
Procter & Gamble Co.                         A(2)                     86,967     2,156
 (The)                    64,660     3,304  Cisco Systems, Inc.(2)   193,333     3,604  COUNTRY WEIGHTINGS as of 6/30/09* +
Wal-Mart Stores, Inc.    113,791     5,512  EMC Corp.(2)             226,186     2,963  ------------------------------------------
Walgreen Co.              94,123     2,767  Google, Inc. Class                          United States                        92%
                                 ---------   A(2)                      9,349     3,941  Netherlands                           2
                                    28,967  Hewlett-Packard Co.      126,369     4,884  Switzerland                           2
                                 ---------  Intel Corp.              271,314     4,490  Brazil                                1
                                            International Business                      Canada                                1
ENERGY--9.1%                                 Machines Corp.           59,891     6,254  Ireland                               1
Canadian Natural                            Microsoft Corp.          356,960     8,485  Israel                                1
 Resources Ltd.           60,697     3,186  Oracle Corp.             200,180     4,288  ------------------------------------------
National Oilwell Varco,                     QUALCOMM, Inc.            86,203     3,896  Total                               100%
 Inc.(2)                  63,976     2,089  Symantec Corp.(2)        128,467     1,999  ------------------------------------------
Occidental Petroleum                        Visa, Inc. Class A        38,174     2,377  * FOREIGN SECURITY COUNTRY DETERMINATION:
 Corp.                    61,016     4,016                                   ---------
Petroleo Brasileiro SA                                                          61,863    A combination of the following criteria
 ADR                      50,911     2,086                                   ---------    is used to assign the countries of risk
Range Resources Corp.     40,863     1,692                                                listed in the table shown above. Country
Schlumberger Ltd.         63,020     3,410  MATERIALS--4.3%                               of incorporation, actual building
Transocean Ltd.(2)        30,539     2,269  Freeport-McMoRan Copper &                     address, primary exchange on which
                                 ---------   Gold, Inc.               64,225     3,218    security is traded and country in which
                                    18,748  Monsanto Co.              23,539     1,750    the greatest percentage of company
                                 ---------  Praxair, Inc.             27,702     1,969    revenue is generated.
                                            United States Steel
FINANCIALS--5.3%                             Corp.                    52,841     1,889  + % of total investments as of June 30,
CME Group, Inc.            6,187     1,925                                   ---------    2009
Goldman Sachs Group,                                                             8,826  ------------------------------------------
 Inc. (The)               29,258     4,314                                   ---------
JPMorgan Chase & Co.      88,054     3,003                                              DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
Northern Trust Corp.      29,210     1,568  TELECOMMUNICATION SERVICES--1.3%            157-4
                                 ---------  American Tower Corp.
                                    10,810   Class A(2)               84,150     2,653  The following table provides a summary of
                                 ---------  ------------------------------------------  inputs used to value the Series' net
                                            TOTAL COMMON STOCKS                         assets as of June 30, 2009 (See Security
HEALTH CARE--16.0%                          (IDENTIFIED COST $191,698)         199,599  Valuation Note 2A in the Notes to
Abbott Laboratories       83,055     3,907  ------------------------------------------  Financial Statements):
Aetna, Inc.              127,057     3,183  TOTAL LONG TERM INVESTMENTS--97.2%
Amgen, Inc.(2)            58,700     3,108  (IDENTIFIED COST $191,698)         199,599                          Total      Level 1
Baxter International,                       ------------------------------------------                         Value at   - Quoted
 Inc.                     53,287     2,822                                                                  June 30, 2009  Prices
Becton, Dickinson &                                                                                         ------------- --------
 Co.                      27,038     1,928                                              INVESTMENTS IN
Bristol-Myers Squibb                                                                    SECURITIES:
 Co.                     135,124     2,745                                              Equity Securities:
Celgene Corp.(2)          49,555     2,371                                                Common Stocks        $199,599   $199,599
Covidien plc              53,481     2,002                                                Short-Term
Gilead Sciences,                                                                           Investments            7,643      7,643
 Inc.(2)                 117,578     5,507                                                                     --------   --------
St. Jude Medical,                                                                          Total               $207,242   $207,242
 Inc.(2)                  76,111     3,128                                                                     ========   ========
Teva Pharmaceutical
 Industries Ltd.                                                                        There are no Level 2 (Significant
 Sponsored ADR            42,000     2,072                                              Observable Inputs) and Level 3
                                 ---------                                              (Significant Unobservable Inputs) priced
                                    32,773                                              securities.
                                 ---------

ABBREVIATIONS:
ADR American Depositary Receipt

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                      PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- --------
EXCHANGE TRADED FUNDS--51.2%                MUTUAL FUNDS--48.6%                         SHORT-TERM INVESTMENTS--0.0%
iShares S&P Developed                       Phoenix Capital Growth
 Ex-U.S. Property                            Series(11)               88,202 $     935  MONEY MARKET MUTUAL FUNDS--0.0%
 Index Fund                  468 $      12  Phoenix Mid-Cap Growth                      State Street Institutional
iShares S&P Global                           Series(2)(11)            61,099       608   Liquid Reserves Fund
 Infrastructure Index                       Phoenix Small-Cap Growth                     Institutional Shares
 Fund                     16,066       470   Series(2)(11)            53,055       520   (seven-day effective
iShares S&P GSCI                            Phoenix-Aberdeen                             yield 0.420%)                43 $    --(13)
 Commodity Index                             International                              ----------------------------------------
 Trust(2)                 32,200       968   Series(11)              127,962     1,519  TOTAL SHORT-TERM INVESTMENTS
SPDR S&P International                      Phoenix-Duff & Phelps                       (IDENTIFIED COST $0 (13))             --(13)
 Small Cap Fund           52,765     1,122   Real Estate Series(11)   52,593       734  ----------------------------------------
Vanguard Emerging                           Sentinel Common Stock                       TOTAL INVESTMENTS--99.8%
 Markets Fund             15,160       482   Fund                    104,060     2,401  (IDENTIFIED COST $16,533)         15,439(1)
Vanguard                                    Sentinel Government
 Intermediate-Term                           Securities Fund          73,895       802  Other assets and liabilities,
 Bond Fund                 6,288       485  ------------------------------------------   net--0.2%                            27
Vanguard Large-Cap Fund   45,883     1,914  TOTAL MUTUAL FUNDS                                                           -------
Vanguard Small-Cap Fund    5,478       251  (IDENTIFIED COST $7,480)             7,519  NET ASSETS--100.0%               $15,466
Vanguard Small-Cap                          ------------------------------------------                                   =======
 Value Fund               25,053     1,080  TOTAL LONG TERM INVESTMENTS--99.8%
Vanguard Value Fund       28,730     1,136  (IDENTIFIED COST $16,533)           15,439  DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
------------------------------------------  ------------------------------------------  157-4
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $9,053)             7,920                                              The following table provides a summary of
------------------------------------------                                              inputs used to value the Series' net
                                                                                        assets as of June 30, 2009 (See Security
                                                                                        Valuation Note 2A in the Notes to
                                                                                        Financial Statements):

                                                                                                                Total     Level 1
                                                                                                              Value at   - Quoted
                                                                                                           June 30, 2009  Prices
                                                                                                           ------------- --------
                                                                                        INVESTMENTS IN SECURITIES:
                                                                                        Equity Securities:
                                                                                         Exchange Traded
                                                                                           Funds             $ 7,920     $ 7,920
                                                                                         Mutual Funds          7,519       7,519
                                                                                         Short-Term
                                                                                          Investments             --(13)      --(13)
                                                                                                             -------     -------
                                                                                          Total              $15,439     $15,439
                                                                                                             =======     =======

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                           PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES   VALUE
                       --------- ---------                         --------- ---------                         --------- -------
EXCHANGE TRADED FUNDS--59.1%                MUTUAL FUNDS--38.7%                         SHORT-TERM INVESTMENTS--0.0%
iShares Barclays                            JPMorgan Short Duration
 Treasury Inflation                          Bond Fund                96,743 $   1,038  MONEY MARKET MUTUAL FUNDS--0.0%
 Protected Securities      8,822 $     897  Phoenix Capital Growth                      State Street
iShares S&P Developed                        Series(11)              139,423     1,479   Institutional
 Ex-U.S. Property                           Phoenix Mid-Cap Growth                       Liquid Reserves Fund
 Index Fund                  593        15   Series(2)(11)            97,023       965   Institutional Shares
iShares S&P Global                          Phoenix Small-Cap                            (seven-day effective
 Infrastructure Index                        Growth Series(2)(11)     72,880       714   yield 0.420%)                71 $    --(13)
 Fund                     19,722       576  Phoenix-Aberdeen                            ----------------------------------------
iShares S&P GSCI                             International                              TOTAL SHORT-TERM INVESTMENTS
 Commodity Index                             Series(11)              148,649     1,764  (IDENTIFIED COST $0 (13))             --(13)
 Trust(2)                 49,250     1,480  Phoenix-Duff & Phelps                       ----------------------------------------
SPDR S&P International                       Real Estate                                TOTAL INVESTMENTS--97.8%
 Small Cap Fund           83,010     1,765   Series(11)               67,196       938  (IDENTIFIED COST $31,898)         29,168(1)
Vanguard Emerging                           Sentinel Common Stock
 Markets Fund             18,550       590   Fund                    144,393     3,331  Other assets and
Vanguard                                    Sentinel Government                          liabilities,
 Intermediate-Term                           Securities Fund         120,761     1,311   net--2.2%                           664
 Bond Fund                13,470     1,040  ------------------------------------------                                   -------
Vanguard Large-Cap                          TOTAL MUTUAL FUNDS                          NET ASSETS--100.0%               $29,832
 Fund                    145,772     6,082  (IDENTIFIED COST $11,493)           11,540                                   =======
Vanguard Short-Term                         ------------------------------------------
 Bond Fund                13,140     1,040  TOTAL LONG TERM INVESTMENTS--97.8%          DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
Vanguard Small-Cap                          (IDENTIFIED COST $31,898)           29,168  157-4
 Fund                      5,322       244  ------------------------------------------
Vanguard Small-Cap                                                                      The following table provides a summary of
 Value Fund               42,071     1,814                                              inputs used to value the Series' net
Vanguard Value Fund       52,740     2,085                                              assets as of June 30, 2009 (See Security
------------------------------------------                                              Valuation Note 2A in the Notes to
TOTAL EXCHANGE TRADED FUNDS                                                             Financial Statements):
(IDENTIFIED COST $20,405)           17,628
------------------------------------------                                                                     Total      Level 1
                                                                                                              Value at   - Quoted
                                                                                                           June 30, 2009  Prices
                                                                                                           ------------- --------
                                                                                        INVESTMENTS IN
                                                                                        SECURITIES:
                                                                                        Equity Securities:
                                                                                         Exchange Traded
                                                                                          Funds              $17,628     $17,628
                                                                                         Mutual Funds         11,540      11,540
                                                                                         Short-Term
                                                                                          Investments             --(13)      --(13)
                                                                                                             -------     -------
                                                                                          Total              $29,168     $29,168
                                                                                                             =======     =======

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                          PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES   VALUE
                       --------- ---------                         --------- ---------                         --------- -------
EXCHANGE TRADED FUNDS--56.2%                MUTUAL FUNDS--36.6%                         SHORT-TERM INVESTMENTS--1.7%
iShares Barclays                            JPMorgan Short
 Treasury Inflation                          Duration Bond Fund      236,004 $   2,532  MONEY MARKET MUTUAL FUNDS--1.7%
 Protected Securities     28,268 $   2,873  Phoenix Capital Growth                      State Street Institutional
iShares S&P GSCI                             Series(11)               44,560       473   Liquid Reserves Fund
 Commodity Index                            Phoenix Mid-Cap Growth                       Institutional Shares
 Trust(2)                 23,670       711   Series(2)(11)            71,688       713   (seven-day effective
SPDR S&P International                      Phoenix-Aberdeen                             yield 0.420%)           429,342 $   429
 Small Cap Fund           33,240       707   International                              ----------------------------------------
Vanguard                                     Series(11)               94,504     1,122  TOTAL SHORT-TERM INVESTMENTS
 Intermediate-Term                          Sentinel Common Stock                       (IDENTIFIED COST $429)               429
 Bond Fund                13,870     1,071   Fund                    120,981     2,791  ----------------------------------------
Vanguard Large-Cap                          Sentinel Government                         TOTAL INVESTMENTS--94.5%
 Fund                     41,818     1,745   Securities Fund         139,648     1,516  (IDENTIFIED COST $22,619)         23,646(1)
Vanguard Long-Term                          ------------------------------------------
 Bond Fund                26,796     1,999  TOTAL MUTUAL FUNDS                          Other assets and
Vanguard Short-Term                         (IDENTIFIED COST $9,151)             9,147   liabilities,
 Bond Fund                37,580     2,974  ------------------------------------------   net--5.5%                         1,380
Vanguard Small-Cap                          TOTAL LONG TERM INVESTMENTS--92.8%                                           -------
 Fund                      5,066       232  (IDENTIFIED COST $22,190)           23,217  NET ASSETS--100.0%               $25,026
Vanguard Small-Cap                          ------------------------------------------                                   =======
 Value Fund               13,118       566
Vanguard Value Fund       30,170     1,192                                              DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
------------------------------------------                                              157-4
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $13,039)           14,070                                              The following table provides a summary of
------------------------------------------                                              inputs used to value the Series' net
                                                                                        assets as of June 30, 2009 (See Security
                                                                                        Valuation Note 2A in the Notes to
                                                                                        Financial Statements):

                                                                                                                Total      Level 1
                                                                                                               Value at   - Quoted
                                                                                                            June 30, 2009  Prices
                                                                                                            ------------- --------
                                                                                        INVESTMENTS IN SECURITIES:
                                                                                        Equity Securities:
                                                                                         Exchange Traded
                                                                                          Funds                $14,070     $14,070
                                                                                         Mutual Funds            9,147       9,147
                                                                                         Short-Term
                                                                                          Investments              429         429
                                                                                                               -------     -------
                                                                                          Total                $23,646     $23,646
                                                                                                               =======     =======

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                       PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES   VALUE
                       --------- ---------                         --------- ---------                         --------- -------
EXCHANGE TRADED FUNDS--56.0%                MUTUAL FUNDS--40.1%                         SHORT-TERM INVESTMENTS--0.0%
iShares Barclays                            JPMorgan Short
 Treasury Inflation                          Duration Bond Fund      153,841 $   1,651  MONEY MARKET MUTUAL FUNDS--0.0%
 Protected Securities     15,859 $   1,612  Phoenix Capital Growth                      State Street
iShares S&P Developed                        Series (11)              90,600       961   Institutional Liquid
 Ex-U.S. Property                           Phoenix Mid-Cap Growth                       Reserves Fund
 Index Fund                  439        12   Series (2)(11)           54,783       545   Institutional Shares
iShares S&P Global                          Phoenix-Aberdeen                             (seven-day effective
 Infrastructure                              International                               yield 0.420%)                40 $    --(13)
 Index Fund               16,364       478   Series (11)             121,423     1,441  ----------------------------------------
iShares S&P GSCI                            Phoenix-Duff & Phelps                       TOTAL SHORT-TERM INVESTMENTS
 Commodity Index                             Real Estate                                (IDENTIFIED COST $--(13))             --(13)
 Trust (2)                30,340       912   Series (11)              40,529       565  ----------------------------------------
SPDR S&P International                      Sentinel Common Stock                       TOTAL INVESTMENTS--96.1%
 Small Cap Fund           42,620       906   Fund                    120,389     2,777  (IDENTIFIED COST $22,197)         22,100(1)
Vanguard Emerging                           Sentinel Government
 Markets Fund             14,290       455   Securities Fund         118,139     1,283  Other assets and
Vanguard                                    ------------------------------------------   liabilities,
 Intermediate-Term                          TOTAL MUTUAL FUNDS                           net--3.9%                           891
 Bond Fund                11,859       915  (IDENTIFIED COST $9,215)             9,223                                   -------
Vanguard Large-Cap                          ------------------------------------------  NET ASSETS--100.0%               $22,991
 Fund                     49,007     2,045  TOTAL LONG TERM INVESTMENTS--96.1%                                           =======
Vanguard Long-Term                          (IDENTIFIED COST $22,197)           22,100
 Bond Fund                13,314       993  ------------------------------------------  DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
Vanguard Short-Term                                                                     157-4
Bond Fund                 24,570     1,945
Vanguard Small-Cap                                                                      The following table provides a summary of
 Fund                      4,284       196                                              inputs used to value the Series' net
Vanguard Small-Cap                                                                      assets as of June 30, 2009 (See Security
 Value Fund               26,608     1,147                                              Valuation Note 2A in the Notes to
Vanguard Value Fund       31,910     1,261                                              Financial Statements):
------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                                                    Total      Level 1
(IDENTIFIED COST $12,982)           12,877                                                                    Value at   - Quoted
------------------------------------------                                                                 June 30, 2009  Prices
                                                                                                           ------------- --------
                                                                                        INVESTMENTS IN SECURITIES:
                                                                                        Equity Securities:
                                                                                         Exchange Traded
                                                                                          Funds              $12,877     $12,877
                                                                                         Mutual Funds          9,223       9,223
                                                                                         Short-Term
                                                                                          Investments             --(13)      --(13)
                                                                                                             -------     -------
                                                                                          Total              $22,100     $22,100
                                                                                                             =======     =======

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                  PHOENIX GROWTH AND INCOME SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- --------
COMMON STOCKS--96.1%                        INDUSTRIALS--13.4%                          SHORT-TERM INVESTMENTS--0.7%
                                            Boeing Co. (The)          37,000 $   1,573
CONSUMER DISCRETIONARY--7.2%                Caterpillar, Inc.         54,000     1,784  MONEY MARKET MUTUAL FUNDS--0.7%
McDonald's Corp.          34,000 $   1,955  Continental Airlines,                       State Street Institutional
NIKE, Inc. Class B        34,400     1,781   Inc. Class B(2)         205,000     1,816   Liquid Reserves Fund
Under Armour, Inc.                          Foster Wheeler AG(2)      83,800     1,990   Institutional Shares
 Class A(2)               89,400     2,001  L-3 Communications                           (seven-day effective
                                 ---------   Holdings, Inc.           24,900     1,728   yield 0.420%)           586,522 $    587
                                     5,737  Union Pacific Corp.       35,000     1,822  -----------------------------------------
                                 ---------                                   ---------  TOTAL SHORT-TERM INVESTMENTS
                                                                                10,713  (IDENTIFIED COST $587)                587
CONSUMER STAPLES--11.1%                                                      ---------  -----------------------------------------
Altria Group, Inc.        94,000     1,541                                              TOTAL INVESTMENTS--98.9%
Bunge Ltd.                28,300     1,705  INFORMATION TECHNOLOGY--16.7%               (IDENTIFIED COST $68,842)          79,034(1)
Costco Wholesale Corp.    39,000     1,782  Cisco Systems, Inc.(2)    96,000     1,789
PepsiCo, Inc.             37,000     2,034  Corning, Inc.            126,700     2,035  Other assets and liabilities,
Philip Morris                               Hewlett-Packard Co.       54,600     2,110   net--1.1%                            901
 International, Inc.      41,300     1,801  International Business                                                       --------
                                 ---------   Machines Corp.           17,200     1,796  NET ASSETS--100.0%               $ 79,935
                                     8,863  Microsoft Corp.           76,000     1,806                                   ========
                                 ---------  Nokia OYJ Sponsored ADR  133,700     1,949
                                            QUALCOMM, Inc.            41,700     1,885  COUNTRY WEIGHTINGS as of 6/30/09* +
ENERGY--14.8%                                                                ---------  ------------------------------------------
Chesapeake Energy Corp.   41,100       815                                      13,370  United States                        91%
ConocoPhillips            41,300     1,737                                   ---------  Finland                               3
Halliburton Co.           90,900     1,882                                              Brazil                                2
Massey Energy Co.         68,279     1,334  MATERIALS--7.9%                             Canada                                2
Occidental Petroleum                        Alcoa, Inc.               99,000     1,023  Switzerland                           2
 Corp.                    26,000     1,711  Freeport-McMoRan                            ------------------------------------------
Petroleo Brasileiro SA                       Copper & Gold, Inc.      35,000     1,754  Total                               100%
 ADR                      42,000     1,721  Nucor Corp.               40,000     1,777  ------------------------------------------
St. Mary Land &                             Potash Corp. of
 Exploration Co.          54,300     1,133   Saskatchewan, Inc.       19,000     1,768  * FOREIGN SECURITY COUNTRY DETERMINATION:
Valero Energy Corp.       88,000     1,487                                   ---------
                                 ---------                                       6,322    A combination of the following criteria is
                                    11,820                                   ---------    used to assign the countries of risk
                                 ---------                                                listed in the table shown above. Country
                                            TELECOMMUNICATION SERVICES--4.5%              of incorporation, actual building address,
FINANCIALS--7.3%                            AT&T, Inc.                71,000     1,764    primary exchange on which security is
Allstate Corp. (The)      39,000       951  Verizon Communications,                       traded and country in which the greatest
Goldman Sachs Group,                         Inc.                     61,000     1,874    percentage of company revenue is
 Inc. (The)               13,000     1,917                                   ---------    generated.
Hudson City Bancorp,                                                             3,638
 Inc.                    131,700     1,750  ------------------------------------------  + % of total investments as of June 30,
Reinsurance Group of                        TOTAL COMMON STOCKS                           2009
 America, Inc.            34,000     1,187  (IDENTIFIED COST $66,651)           76,808  ------------------------------------------
                                 ---------  ------------------------------------------
                                     5,805  EXCHANGE TRADED FUNDS--2.1%                 DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
                                 ---------  PowerShares Deutsche Bank                   157-4
                                             Agriculture Fund(2)      64,400     1,639  The following table provides a summary of
HEALTH CARE--13.2%                          ------------------------------------------  inputs used to value the Series' net
Celgene Corp.(2)          33,500     1,603  TOTAL EXCHANGE TRADED FUNDS                 assets as of June 30, 2009 (See Security
Gilead Sciences, Inc.(2)  40,000     1,874  (IDENTIFIED COST $1,604)             1,639  Valuation Note 2A in the Notes to
Johnson & Johnson         31,200     1,772  ------------------------------------------  Financial Statements):
Merck & Co., Inc.         58,700     1,641  TOTAL LONG TERM INVESTMENTS--98.2%
St. Jude Medical,                           (IDENTIFIED COST $68,255)           78,447                          Total      Level 1
 Inc.(2)                  45,000     1,849  ------------------------------------------                        Value at    - Quoted
UnitedHealth Group, Inc.  72,100     1,801                                                                  June 30, 2009  Prices
                                 ---------                                                                  ------------- --------
                                    10,540                                              INVESTMENTS IN
                                 ---------                                               SECURITIES:
                                                                                        Equity Securities:
                                                                                         Common Stocks         $76,808     $76,808
                                                                                         Exchange Traded
                                                                                          Funds                  1,639       1,639
                                                                                         Short-Term
                                                                                          Investments              587         587
                                                                                                               -------     -------
                                                                                           Total               $79,034     $79,034
                                                                                                               =======     =======

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

ABBREVIATIONS:
ADR   American Depositary Receipt

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                    PHOENIX MID-CAP GROWTH SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
COMMON STOCKS--91.4%                        HEALTH CARE--CONTINUED                      INFORMATION TECHNOLOGY--CONTINUED
                                            HMS Holdings Corp.(2)      6,200 $     253  Starent Networks
CONSUMER DISCRETIONARY--16.3%               Illumina, Inc.(2)         12,300       479   Corp.(2)                  6,200 $    151
Ameristar Casinos, Inc.   11,900 $     226  Masimo Corp.(2)           10,400       251  Trimble Navigation
Bed Bath & Beyond,                          MedAssets, Inc.(2)        10,400       202   Ltd.(2)                  14,700      289
 Inc.(2)                  12,000       369  Mylan, Inc.(2)            17,100       223  Varian Semiconductor
Darden Restaurants,                         Myriad Genetics, Inc.(2)  18,000       642  Equipment Associates,
 Inc.                      4,000       132  Myriad Pharmaceuticals,                      Inc.(2)                   9,500      228
DeVry, Inc.                8,500       425   Inc.(2)                   4,500        21  VistaPrint Ltd.(2)        13,900      593
Dollar Tree, Inc.(2)       5,200       219  NuVasive, Inc.(2)          6,200       277                                   --------
Gap, Inc. (The)           12,800       210  VCA Antech, Inc.(2)       20,800       555                                      7,689
Kohl's Corp.(2)            6,800       290  Vertex Pharmaceuticals,                                                      --------
Marriott                                     Inc.(2)                  11,400       406  MATERIALS--4.2%
 International, Inc.                        Wright Medical Group,                       Airgas, Inc.              16,100      653
 Class A                   8,130       179   Inc.(2)                  13,300       216  Allegheny Technologies,
McGraw-Hill Cos.,                                                            ---------   Inc.                      5,000      175
 Inc. (The)                9,500       286                                       5,628  Ecolab, Inc.              19,000      741
Nordstrom, Inc.           13,300       264                                   ---------  Freeport-McMoRan
O'Reilly Automotive,                        INDUSTRIALS--17.6%                           Copper & Gold, Inc.       4,300      215
 Inc.(2)                   7,000       267  Ametek, Inc.              15,900       550                                   --------
Penn National Gaming,                       Copart, Inc.(2)            5,700       198                                      1,784
 Inc.(2)                  19,400       565  CoStar Group, Inc.(2)      6,200       247                                   --------
priceline.com, Inc.(2)     1,400       156  Danaher Corp.              9,100       562  TELECOMMUNICATION SERVICES--4.0%
Ross Stores, Inc.         17,700       683  Expeditors                                  American Tower Corp.
Royal Caribbean Cruises                      International of                            Class A(2)               23,400      738
 Ltd.                      8,100       110   Washington, Inc.         11,900       397  Millicom International
Staples, Inc.              8,500       171  Fastenal Co.              14,600       484   Cellular S.A.(2)          4,300      242
Strayer Education, Inc.    2,700       589  FTI Consulting, Inc.(2)    7,600       385  SBA Communications Corp.
TJX Cos., Inc. (The)       7,600       239  Goodrich Corp.             2,400       120   Class A(2)               29,400      721
Urban Outfitters,                           Grainger (W.W.), Inc.      2,500       205                                   --------
 Inc.(2)                  29,400       614  Hunt (J.B.) Transport                                                           1,701
Williams-Sonoma, Inc.     13,800       164   Services, Inc.           14,200       434  -----------------------------------------
WMS Industries, Inc.(2)   23,700       747  IHS, Inc. Class A(2)      12,500       623  TOTAL COMMON STOCKS
                                 ---------  Iron Mountain, Inc.(2)    21,300       612  (IDENTIFIED COST $40,442)          38,746
                                     6,905  Jacobs Engineering                          -----------------------------------------
                                 ---------   Group, Inc.(2)           10,400       438  TOTAL LONG TERM INVESTMENTS--91.4%
CONSUMER STAPLES--4.6%                      Precision Castparts                         (IDENTIFIED COST $40,442)          38,746
Church & Dwight Co.,                         Corp.                     5,900       431  -----------------------------------------
 Inc.                      7,500       408  Robinson (C.H.)
Mead Johnson Nutrition                       Worldwide, Inc.          12,300       641  SHORT-TERM INVESTMENTS--8.6%
 Co. Class A              12,000       381  Roper Industries, Inc.     3,800       172
Ralcorp Holdings,                           Stericycle, Inc.(2)       14,200       732  MONEY MARKET MUTUAL FUNDS--8.6%
 Inc.(2)                   8,500       518  Waste Connections,                          State Street Institutional
Shoppers Drug Mart                           Inc.(2)                   9,000       233   Liquid Reserves Fund
 Corp.                    15,200       653                                   ---------   Institutional Shares
                                 ---------                                       7,464   (seven-day effective
                                     1,960                                   ---------   yield 0.420%)         3,651,362    3,651
                                 ---------  INFORMATION TECHNOLOGY--18.1%               -----------------------------------------
ENERGY--6.6%                                Activision Blizzard,                        TOTAL SHORT-TERM INVESTMENTS
CARBO Ceramics, Inc.       9,600       328   Inc.(2)                  52,200       659  (IDENTIFIED COST $3,651)            3,651
Concho Resources,                           Altera Corp.               8,500       138  -----------------------------------------
 Inc.(2)                  20,500       588  Amphenol Corp. Class A     7,100       225  TOTAL INVESTMENTS--100.0%
Core Laboratories N.V.     4,300       375  Analog Devices, Inc.       8,100       201  (IDENTIFIED COST $44,093)          42,397(1)
Murphy Oil Corp.           3,500       190  ANSYS, Inc.(2)            19,200       598
Noble Corp.                9,500       288  Broadcom Corp.                              Other assets and liabilities,
Range Resources Corp.     12,300       509   Class A(2)               10,400       258   net--0.0%                             10
Southwestern Energy                         Brocade Communications                                                       --------
 Co.(2)                   13,300       517   Systems, Inc.(2)         28,500       223  NET ASSETS--100.0%               $ 42,407
                                 ---------  Citrix Systems, Inc.(2)    4,700       150                                   ========
                                     2,795  Cognizant Technology
                                 ---------   Solutions Corp.                            DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
FINANCIALS--6.7%                             Class A(2)                8,100       216  157-4
Affiliated Managers                         Dolby Laboratories,                         The following table provides a summary of
 Group, Inc.(2)            6,000       349   Inc. Class A(2)          16,100       600  inputs used to value the Series' net
BlackRock, Inc.            2,200       386  Equinix, Inc.(2)           5,500       400  assets as of June 30, 2009 (See Security
Intercontinental                            Juniper Networks,                           Valuation Note 2A in the Notes to
 Exchange, Inc.(2)         3,550       405   Inc.(2)                  19,000       448  Financial Statements):
Lazard Ltd. Class A       20,500       552  Lam Research Corp.(2)      6,600       172
MSCI, Inc. Class A(2)     14,200       347  Macrovision Solutions                                               Total    Level 1 -
Northern Trust Corp.      10,000       537   Corp.(2)                  8,500       185                        Value at     Quoted
Signature Bank(2)          9,000       244  Marvell Technology                                             June 30, 2009   Prices
                                 ---------   Group Ltd.(2)            19,000       221                     ------------- ---------
                                     2,820  McAfee, Inc.(2)            5,200       219  INVESTMENTS IN
                                 ---------  Microchip Technology,                        SECURITIES:
HEALTH CARE--13.3%                           Inc.                     20,400       460  Equity Securities:
Alexion                                     MICROS Systems, Inc.(2)    7,100       180   Common Stocks        $38,746     $38,746
 Pharmaceuticals,                           National Instruments                         Short-Term
 Inc.(2)                   7,100       292   Corp.                    11,400       257    Investments           3,651       3,651
Allscripts-Misys                            SAIC, Inc.(2)             12,000       223                        -------     -------
 Healthcare Solutions,                      Silicon Laboratories,                          Total              $42,397     $42,397
 Inc.                     14,200       225   Inc.(2)                  10,400       395                        =======     =======
AMAG Pharmaceuticals,
 Inc.(2)                   4,000       219                                              There are no Level 2 (Significant
Bard (C.R.), Inc.          5,200       387                                              Observable Inputs) and Level 3
Express Scripts, Inc.(2)   9,500       653                                              (Significant Unobservable Inputs) priced
Gen-Probe, Inc.(2)         7,600       327                                              securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                    PHOENIX MID-CAP VALUE SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES   VALUE
                       --------- ---------                         --------- ---------                         --------- --------
COMMON STOCKS--98.9%                        HEALTH CARE--9.7%                           MATERIALS--10.5%
                                            Amedisys, Inc.(2)         31,800 $   1,050  Airgas, Inc.              47,600 $  1,929
CONSUMER DISCRETIONARY--4.1%                CONMED Corp.(2)           62,000       962  Albemarle Corp.           73,100    1,869
Brink's Home Security                       DENTSPLY International,                     Allegheny Technologies,
 Holdings, Inc.(2)        66,700 $   1,888   Inc.                     72,300     2,207   Inc.                     26,000      908
Tupperware Brands Corp.   77,400     2,014  Laboratory Corp of                          AptarGroup, Inc.          63,400    2,141
                                 ---------   America Holdings(2)      33,700     2,285  Cliffs Natural
                                     3,902  Natus Medical, Inc.(2)    52,800       609   Resources, Inc.          46,500    1,138
                                 ---------  Universal Health                            Eastman Chemical Co.      56,700    2,149
                                             Services, Inc.                                                              --------
CONSUMER STAPLES--14.1%                      Class B                  44,300     2,164                                     10,134
Alberto-Culver Co.        82,300     2,093                                   ---------                                   --------
BJ's Wholesale Club,                                                             9,277
 Inc.(2)                  60,200     1,940                                   ---------  UTILITIES--5.2%
Bunge Ltd.                17,500     1,054                                              DPL, Inc.                 83,700    1,940
Dr Pepper Snapple                           INDUSTRIALS--15.3%                          DTE Energy Co.            30,000      960
 Group, Inc.(2)           98,500     2,087  AGCO Corp.(2)             33,200       965  Wisconsin Energy Corp.    52,500    2,137
Mead Johnson Nutrition                      Alexander & Baldwin,                                                         --------
 Co. Class A              70,000     2,224   Inc.                     76,800     1,800                                      5,037
Molson Coors Brewing                        Alliant Techsystems,                        -----------------------------------------
 Co. Class B              50,700     2,146   Inc.(2)                  23,500     1,936  TOTAL COMMON STOCKS
Smucker (J.M.) Co.                          Cummins, Inc.             57,900     2,039  (IDENTIFIED COST $88,152)          95,034
 (The)                    41,400     2,015  Gardner Denver, Inc.(2)   35,300       888  -----------------------------------------
                                 ---------  Jacobs Engineering                          TOTAL LONG TERM INVESTMENTS--98.9%
                                    13,559   Group, Inc.(2)           49,100     2,067  (IDENTIFIED COST $88,152)          95,034
                                 ---------  Lennox International,                       -----------------------------------------
                                             Inc.                     62,600     2,010  SHORT-TERM INVESTMENTS--1.5%
ENERGY--6.6%                                Manpower, Inc.            23,900     1,012
Cabot Oil & Gas Corp.     70,000     2,145  Robinson (C.H.)                             MONEY MARKET MUTUAL FUNDS--1.5%
Plains Exploration &                         Worldwide, Inc.          18,100       944  State Street Institutional
 Production Co.(2)        70,700     1,934  URS Corp.(2)              21,500     1,065   Liquid Reserves Fund
Southern Union Co.       121,400     2,233                                   ---------   Institutional Shares
                                 ---------                                      14,726   (seven-day effective
                                     6,312                                   ---------   yield 0.420%)         1,408,886    1,409
                                 ---------                                              -----------------------------------------
                                            INFORMATION TECHNOLOGY--10.9%               TOTAL SHORT-TERM INVESTMENTS
FINANCIALS--22.5%                           Amphenol Corp. Class A    29,700       940  (IDENTIFIED COST $1,409)            1,409
Alleghany Corp.(2)         4,100     1,111  CACI International, Inc.                    -----------------------------------------
AXIS Capital Holdings                        Class A(2)               53,400     2,281  TOTAL INVESTMENTS--100.4%
 Ltd.                     70,700     1,851  CommScope, Inc.(2)        19,700       517  (IDENTIFIED COST $89,561)          96,443(1)
Commerce Bancshares,                        FactSet Research Systems,                   Other Assets and
 Inc.                     46,500     1,480   Inc.                     19,400       967   Liabilities--(0.4)%                 (379)
Eaton Vance Corp.         77,200     2,065  McAfee, Inc.(2)           49,800     2,101                                   --------
Equity Lifestyle                            Sybase, Inc.(2)           56,700     1,777  NET ASSETS--100.0%               $ 96,064
 Properties, Inc.         28,100     1,045  Total System Services,                                                       ========
Everest Re Group Ltd.     26,400     1,890   Inc.                    143,700     1,924
Healthcare Realty                                                            ---------  DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
 Trust, Inc.             122,400     2,060                                      10,507  157-4
Hudson City Bancorp,                                                         ---------  The following table provides a summary of
 Inc.                    153,000     2,033                                              inputs used to value the Series' net
Lazard Ltd. Class A       71,300     1,919                                              assets as of June 30, 2009 (See Security
People's United                                                                         Valuation Note 2A in the Notes to
 Financial, Inc.         130,700     1,966                                              Financial Statements):
Safety Insurance
 Group, Inc.              28,800       880                                                                      Total     Level 1 -
Transatlantic Holdings,                                                                                        Value at     Quoted
 Inc.                     30,500     1,322                                                                  June 30, 2009   Prices
Willis Group Holdings                                                                                       ------------- ---------
 Ltd.                     76,100     1,958                                              INVESTMENTS IN
                                 ---------                                               SECURITIES:
                                    21,580                                              Equity Securities:
                                 ---------                                               Common Stocks         $95,034     $95,034
                                                                                         Short-Term
                                                                                          Investments            1,409       1,409
                                                                                                               -------     -------
                                                                                           Total               $96,443     $96,443
                                                                                                               =======     =======

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                     PHOENIX MONEY MARKET SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          FACE                                        FACE                                        FACE
                         VALUE     VALUE                             VALUE     VALUE                             VALUE    VALUE
                       --------- ---------                         --------- ---------                         --------- --------
U.S. TREASURY BILLS(10)--5.4%               FEDERAL AGENCY                              MEDIUM TERM NOTES--10.4%
U.S. Treasury Bills                         SECURITIES--VARIABLE (3)(14)--0.5%          Bear Stearns Cos., Inc. (The)
 0.130%, 8/13/09       $   5,000 $   4,999  SBA (Final Maturity                          0.843%, 8/21/09 (3)   $   2,500 $  2,500
 0.120%, 8/20/09           5,000     4,999   2/25/23)                                   General Electric Capital Corp.
------------------------------------------   0.750%, 7/1/09        $     103 $     103   0.774%, 8/31/09 (3)       3,100    3,099
TOTAL U.S. TREASURY BILLS                   SBA (Final Maturity                          4.125%, 9/1/09            2,100    2,104
(IDENTIFIED COST $9,998)             9,998   1/25/21)                                   ING USA Global Funding
------------------------------------------   0.750%, 7/1/09               13        13   Trust
FEDERAL AGENCY SECURITIES--52.1%            SBA (Final Maturity                          1.080%, 9/18/09 (3)       3,000    3,000
FHLB                                         10/25/22)                                  Nordea Bank AB 144A
 0.170%, 7/31/09(10)       5,335     5,334   0.750%, 7/1/09              204       204   1.449%, 9/24/09 (3)(4)    3,000    3,000
 2.560%, 8/4/09            3,500     3,506  SBA (Final Maturity                         Procter & Gamble
 0.190%, 8/14/09(10)       2,660     2,659   11/25/21)                                   International
 0.210%, 8/25/09(10)       3,500     3,499   0.875%, 7/1/09              268       268   Funding 144A
 0.200%, 8/28/09(10)       2,785     2,784  SBA (Final Maturity                          5.300%, 7/6/09 (4)        2,000    2,001
 3.050%, 9/3/09              500       502   2/25/23)                                   Royal Bank of Canada
 0.220%, 9/18/09(10)       2,500     2,499   0.750%, 7/1/09              134       134   1.508%, 10/1/09 (3)       2,500    2,500
FHLMC(10)                                   SBA (Final Maturity                         Royal Bank of Canada 144A
 0.270%, 7/7/09            2,125     2,125   3/25/24)                                    0.739%, 10/15/09 (3)(4)   1,000    1,000
 0.145%, 7/13/09           3,767     3,767   0.625%, 7/1/09               58        58  -----------------------------------------
 0.190%, 7/27/09           2,950     2,950  SBA (Final Maturity                         TOTAL MEDIUM TERM NOTES
 0.205%, 8/3/09            3,695     3,694   5/25/21)                                   (IDENTIFIED COST $19,204)          19,204
 0.170%, 8/10/09           3,070     3,069   0.750%, 7/1/09               55        55  -----------------------------------------
 0.340%, 8/11/09             475       475  ------------------------------------------  TOTAL INVESTMENTS--100.3%
 0.140%, 8/24/09           4,780     4,779  TOTAL FEDERAL AGENCY SECURITIES--VARIABLE   (IDENTIFIED COST $184,966)        184,966(1)
 0.170%, 8/24/09           2,667     2,666  (IDENTIFIED COST $835)                 835  Other assets and liabilities,
 0.190%, 9/2/09            3,660     3,659  ------------------------------------------     net--(0.3)%                       (591)
 0.220%, 9/8/09            3,500     3,499  COMMERCIAL PAPER(10)--31.9%                                                  --------
 0.220%, 9/21/09           2,000     1,999  Abbott Laboratories                         NET ASSETS--100.0%               $184,375
 0.250%, 10/19/09          2,595     2,593   0.180%, 7/28/09           2,000     2,000                                   ========
 0.250%, 11/9/09           2,476     2,474   0.200%, 9/15/09           4,289     4,287
 0.280%, 11/9/09           1,000       999  Campbell Soup Co.                           DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
FNMA(10)                                     0.190%, 7/27/09           4,400     4,399  157-4
 0.150%, 7/8/09            1,800     1,800   0.230%, 8/13/09           2,350     2,349  The following table provides a summary of
 0.170%, 7/10/09           2,625     2,625  Cargill, Inc.                               inputs used to value the Series' net
 0.190%, 7/20/09           3,500     3,500   0.300%, 7/15/09             610       610  assets as of June 30, 2009 (See Security
 0.190%, 7/29/09           3,500     3,499   0.200%, 7/17/09           2,700     2,700  Valuation Note 2A in the Notes to
 0.180%, 8/3/09            4,990     4,989  Coca-Cola Enterprises, Inc.                 Financial Statements):
 0.180%, 8/5/09            2,916     2,915   0.280%, 7/20/09           2,300     2,300
 0.200%, 8/24/09           3,500     3,499   0.320%, 8/17/09           3,470     3,468                                   Level 2 -
 0.220%, 9/1/09              650       650   0.280%, 8/27/09           1,540     1,539                        Total    Significant
 0.200%, 9/9/09            3,500     3,499  DuPont (E.I.) de Nemours & Co.                                  Value at    Observable
 0.230%, 9/14/09           1,400     1,399   0.250%, 7/21/09           1,515     1,515                   June 30, 2009    Inputs
 0.220%, 9/21/09           1,000       999   0.220%, 7/29/09             750       750                   ------------- -----------
 0.230%, 9/30/09           1,060     1,059  Emerson Electric Co.                        INVESTMENTS IN
 0.230%, 10/1/09           3,860     3,858   0.200%, 7/15/09           3,500     3,500   SECURITIES:
 0.240%, 10/21/09          1,718     1,717   0.200%, 7/21/09           3,050     3,050  Debt Securities:
 0.250%, 11/5/09             500       500  General Dynamics Corp.                       U.S. Government
------------------------------------------   0.210%, 7/1/09            4,430     4,430    Obligations       $106,872     $106,872
TOTAL FEDERAL AGENCY SECURITIES             Hewlett-Packard Co.                          Corporate Debt       78,094       78,094
(IDENTIFIED COST $96,039)           96,039   0.180%, 7/2/09            3,500     3,500                      --------     --------
------------------------------------------  NetJets, Inc.                                 Total             $184,966     $184,966
                                             0.210%, 7/16/09           3,000     3,000                      ========     ========
                                             0.210%, 7/22/09           3,500     3,500
                                            Pfizer, Inc.                                There are no Level 1 (quoted prices) or
                                             0.200%, 7/29/09           3,500     3,499  Level 3 (Significant Unobservable Inputs)
                                             0.180%, 8/11/09             650       650  priced securities.
                                            Praxair, Inc.
                                             0.200%, 7/8/09            3,000     3,000
                                            Toyota Motor Credit Corp.
                                             0.300%, 7/9/09            3,500     3,500
                                             0.260%, 8/19/09           1,345     1,344
                                            ------------------------------------------
                                            TOTAL COMMERCIAL PAPER
                                            (IDENTIFIED COST $58,890)           58,890
                                            ------------------------------------------

ABBREVIATIONS:
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
SBA   Small Business Administration

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                              PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                      PAR                                        PAR                                         PAR
                     VALUE        VALUE                         VALUE          VALUE                        VALUE          VALUE
                   ---------     ---------                   -----------     ---------                   -----------     ---------
MUNICIPAL BONDS--1.2%                       Republic of                                 NON-AGENCY--CONTINUED
                                             Indonesia Series                           Lehman Brothers
CALIFORNIA--0.8%                             FR-23                                       - UBS
Alameda Corridor                             11.000%,                                    Commercial
 Transportation                              12/15/12         11,000,000 IDR $   1,132   Mortgage Trust
 Authority Taxable                           Series FR-30                                07-C2, H 144A
 99- C (NATL-RE                              10.750%,                                    6.192%, 2/15/40
 Insured) 6.600%,                            5/15/16           5,250,000 IDR       523   (3)(4)          $     1,400     $     131
 10/1/29           $   1,750     $   1,667   RegS 6.625%,                                05-C3, AM
                                 ---------   2/17/37(5)            1,385         1,124   4.794%, 7/15/40         600           405
                                            Republic of                                  07-C7, A3
MICHIGAN--0.1%                               Korea Series                                5.866%, 9/15/45
Tobacco Settlement                           1112                                        (3)                     600           459
 Finance Authority                           4.750%,                                    Merrill
 Taxable 06-A,                               12/10/11            600,000 KRW       478   Lynch-
 7.309%, 6/1/34          225           150  Republic of                                  Countrywide
                                 ---------   Turkey                                      Commercial
                                             0.000%, 2/2/11        1,750 TRL       948   Mortgage Trust
SOUTH DAKOTA--0.1%                          Republic of                                  06-4, A3
Educational                                  Ukraine 144A                                5.172%,
 Enhancement                                 6.580%,                                     12/12/49 (3)          1,100           800
 Funding Corp.                               11/21/16 (4)    $       750           514  Morgan Stanley
 Taxable 02-A,                              Russian Federation                           Capital I
 6.720%, 6/1/25          219           192   RegS 7.500%,                                05-HQ5, A3
                                 ---------   3/31/30(3)(5)         1,536         1,515   5.007%, 1/14/42         850           790
                                             144A 7.500%,                                06-IQ12, A4
VIRGINIA--0.2%                               3/31/30(3)(4)         1,992         1,960   5.332%, 12/15/43      1,300           972
Tobacco Settlement                          ------------------------------------------  Residential
 Financing                                  TOTAL FOREIGN GOVERNMENT SECURITIES          Accredit Loans,
 Corp. Taxable                              (IDENTIFIED COST $33,750)           34,754   Inc. 02-QS12,
 07-A1, 6.706%,                             ------------------------------------------   B1
 6/1/46                  580           359                                               6.250%, 9/25/32         538           159
                                 ---------  MORTGAGE-BACKED SECURITIES--8.6%            Timberstar Trust
------------------------------------------                                               06-1A, A 144A
TOTAL MUNICIPAL BONDS                       NON-AGENCY--8.6%                             5.668%,
(IDENTIFIED COST $2,691)             2,368  American Tower                               10/15/36 (4)          1,275         1,122
------------------------------------------   Trust                                      Wachovia Bank
                                             07-A, C 144A                                Commercial
FOREIGN GOVERNMENT SECURITIES--17.8%         5.615%, 4/15/37                             Mortgage Trust
Bolivarian                                   (4)                     500           455   07-C30, A5
 Republic of                                Bear Stearns                                 5.342%, 12/15/43        770           506
 Venezuela                                   Commercial                                  07-C33, A4
 RegS 5.375%,                                Mortgage                                    6.100%, 2/15/51
  8/7/10(5)              100            94   Securities                                  (3)                   1,000           736
 8.500%, 10/8/14         235           168   06-PW12, A4                                ------------------------------------------
 RegS 7.000%,                                5.903%,                                    TOTAL MORTGAGE-BACKED SECURITIES
  12/1/18(5)             450           260   9/11/38(3)            1,545         1,344  (IDENTIFIED COST $19,707)           16,843
 9.250%, 9/15/27         740           507   06-PW14, A4                                ------------------------------------------
 9.375%, 1/13/34         850           535   5.201%,
Commonwealth of                              12/11/38                650           540  ASSET-BACKED SECURITIES--2.0%
 Australia Series                            05-PW10, A4                                Bombardier
 121                                         5.405%,                                     Capital
 5.250%, 8/15/10       6,050 AUD     4,970   12/11/40(3)           1,750         1,557   Mortgage
Commonwealth of                              05-T20, A4A                                 Securitization
 Canada                                      5.299%,                                     Corp. 99-A, A3
 2.750%, 12/1/10       4,941 CND     4,365   10/12/42(3)             475           409   5.980%, 1/15/18 (3)     811           497
Commonwealth of                              07-PW18, AM                                Carmax Auto
 New Zealand                                 6.084%,                                     Owner Trust
 Series 1111                                 6/11/50(3)            1,475           759   07-2, B
 6.000%, 11/15/11      4,840 NZD     3,276  Credit Suisse                                5.370%, 3/15/13         600           510
Federal Republic                             Mortgage                                   Conseco Finance
 of Germany Series                           Capital                                     Securitizations
 147                                         Certificates                                Corp. 01-3, A4
 2.500%, 10/8/10       1,900 EUR     2,716   06-C1, A3                                   6.910%,
Federative                                   5.711%,                                     5/1/33 (3)            1,206           946
 Republic of                                 2/15/39 (3)           1,100           946  Daimler Chrysler
 Brazil                                     Crown Castle                                 Auto Trust
 12.500%, 1/5/22       1,875 BRL     1,062   Towers LLC                                  07-A, A4
 10.250%, 1/10/28      2,935 BRL     1,472   144A 05-1A, B                               5.280%, 3/8/13          900           874
Kingdom of Norway                            4.878%,                                    Dunkin
 6.000%, 5/16/11      13,900 NOK     2,321   6/15/35 (4)             800           776   Securitization
 5.000%, 5/15/15       2,775 NOK       463  First Horizon                                06-1, M1 144A
Kingdom of Sweden                            Asset                                       8.285%, 6/20/31
 Series 1048                                 Securities,                                 (4)                   1,100           917
 4.000%, 12/1/09       5,060 SEK       665   Inc. 05-AR1,                               FMAC Loan
Republic of                                  2A1                                         Receivables
 Argentina Series                            5.001%, 4/25/35                             Trust 98-CA, A2
 GDP                                         (3)                     804           592   144A
 2.280%, 12/15/35                           GE Capital                                   6.660%, 9/15/20
 (3)                   5,490           228   Commercial                                  (4)                     210           158
Republic of                                  Mortgage Corp.                             ------------------------------------------
 Argentina PIK                               03-C1, C                                   TOTAL ASSET-BACKED SECURITIES
 Interest                                    4.975%, 1/10/38                            (IDENTIFIED COST $4,725)             3,902
 Capitalization                              (3)                     450           385  ------------------------------------------
 8.280%, 12/31/33      5,439         2,882  GMAC Commercial                             CORPORATE BONDS--54.1%
Republic of                                  Mortgage
 Colombia                                    Securities,                                CONSUMER DISCRETIONARY--5.6%
 12.000%, 10/22/15 1,075,000 COP       576   Inc. 04-C2, A3                             Ameristar
                                             5.134%, 8/10/38         850           775   Casinos, Inc.
                                            GS Mortgage                                  144A
                                             Securities                                  9.250%, 6/1/14
                                             Corp. II                                    (4)                      82            84
                                             07-GG10, A4                                Best Buy Co.,
                                             5.993%, 8/10/45                             Inc.
                                             (3)                   1,090           824   6.750%, 7/15/13         640           662
                                            JPMorgan Chase                              Brunswick Corp.
                                             Commercial                                  11.750%,
                                             Mortgage                                    8/15/13                 800           596
                                             Securities Corp.
                                             06-LDP9, A3
                                             5.336%, 5/15/47         850           652
                                             07-LD12, A4
                                             5.882%,
                                             2/15/51(3)            1,000           749

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                              PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          PAR                                         PAR                                         PAR
                         VALUE     VALUE                             VALUE      VALUE                            VALUE     VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
CONSUMER DISCRETIONARY--CONTINUED           CONSUMER STAPLES--CONTINUED                 ENERGY--CONTINUED
Comcast Cable Holdings                      Constellation Brands,                       Swift Energy Co.
 LLC                                         Inc.                                        7.625%, 7/15/11       $     500 $     470
 7.875%, 8/1/13        $      50 $     569   8.375%, 12/15/14      $     280 $     282  TengizChevroil Finance
COX Communications,                         Dean Holding Co.                             Co. S.A.R.L. 144A
 Inc.                                        6.900%, 10/15/17             50        43   6.124%, 11/15/14 (4)        786       707
 5.450%, 12/15/14            625       620  Georgia-Pacific Corp.                       Weatherford
144A 8.375%, 3/1/39(4)       650       725   144A                                        International Ltd.
DigitalGlobe, Inc.                           7.125%, 1/15/17 (4)       1,400     1,309   9.625%, 3/1/19              567       667
 144A                                       Reynolds American,                          Western Refining, Inc.
 10.500%, 5/1/14(4)          100       102   Inc.                                        144A
DIRECTV Holdings                             7.300%, 7/15/15             750       751   11.250%, 6/15/17 (4)        900       803
 LLC/DIRECTV                                 7.625%, 6/1/16              600       603  Williams Cos., Inc.
 Financing Co., Inc.                        Tyson Foods, Inc. 144A                       (The)
 6.375%, 6/15/15           1,000       930   10.500%, 3/1/14 (4)          60        65   7.125%, 9/1/11              500       510
Ford Motor Credit Co.                       UST, Inc.                                                                    ---------
 LLC                                         5.750%, 3/1/18              500       456                                      14,153
 8.000%, 6/1/14              635       514  Yankee Acquisition                                                           ---------
Hasbro, Inc.                                 Corp.
 6.300%, 9/15/17             475       463   Series B                                   FINANCIALS--18.7%
International Game                           8.500%, 2/15/15             625       530  ABH Financial Ltd.
 Technology                                  Series B                                    (Alfa Markets Ltd.)
 7.500%, 6/15/19             140       141   9.750%, 2/15/17             815       640   144A
Landry's Restaurant,                                                         ---------   8.200%, 6/25/12 (4)         250       226
 Inc. 144A                                                                       5,301  AFLAC, Inc.
 14.000%, 8/15/11 (4)        700       669                                   ---------   8.500%, 5/15/19             200       214
Limited Brands, Inc.                                                                    Alfa Invest Ltd. 144A
 144A                                       ENERGY--7.2%                                 9.250%, 6/24/13 (4)         575       512
 8.500%, 6/15/19(4)          550       528  Anadarko Petroleum                          Allstate Corp.
MGM MIRAGE 144A                              Corp.                                       6.125%, 5/15/37 (3)       1,250       919
 11.125%, 11/15/17(4)        275       293   8.700%, 3/15/19             875       980  American Express
Mobile Mini, Inc.                           Buckeye Partners LP                          Credit Corp.
 6.875%, 5/1/15              250       209   6.050%, 1/15/18             390       354   Series C
Pokagon Gaming                              Denbury Resources,                           7.300%, 8/20/13             650       676
 Authority 144A                              Inc.                                       Americo Life, Inc.
 10.375%, 6/15/14 (4)        117       115   7.500%, 12/15/15            930       888   144A
Royal Caribbean                             Gaz Capital SA 144A                          7.875%, 5/1/13 (4)          200       131
 Cruises Ltd.                                8.146%, 4/11/18 (4)         145       133  Assurant, Inc.
 6.875%, 12/1/13           1,250     1,050  Gazprom International                        5.625%, 2/15/14             520       464
 11.875%, 7/15/15             34        33   SA 144A                                     6.750%, 2/15/34              75        52
SABMiller plc 144A                           7.201%, 2/1/20 (4)          751       706  Atlantic Finance Ltd.
 6.625%, 8/15/33 (4)          75        69  Gazprom OAO                                  144A
Scientific Games Corp.                       (Gaz Capital SA) 144A                       8.750%, 5/27/14 (4)         650       637
 144A                                        6.212%, 11/22/16(4)       1,530     1,278  Banco Nacional de
 7.875%, 6/15/16 (4)         100        96   6.510%, 3/7/22(4)           520       390   Desenvolvimento
Scientific Games                            Helix Energy Solutions                       Economico
 International,                              Group, Inc. 144A                            e Social 144A
 Inc. 144A                                   9.500%, 1/15/16 (4)         400       367   6.500%, 6/10/19 (4)         900       902
 9.250%, 6/15/19(4)          230       231  KazMunaiGaz Finance                         Bank of America Corp.
Seminole Hard Rock                           Sub BV 144A                                 5.420%, 3/15/17             600       498
 Entertainment,                              9.125%, 7/2/18 (4)          600       536  Series K 8.000%,
 Inc./Seminole Hard                         Kern River Funding                           12/29/49 (3)                625       522
 Rock International                          Corp. 144A                                 Barclays Bank plc
 LLC 144A                                    4.893%, 4/30/18 (4)          70        67   6.750%, 5/22/19             540       536
 3.129%, 3/15/14                            Kinder Morgan Energy                        Bear Stearns Cos.,
 (3)(4)                      125        87   Partners LP                                 Inc. LLC (The)
Seneca Gaming Corp.                          6.850%, 2/15/20             195       200   7.250%, 2/1/18            1,250     1,318
 Series B                                   Kinder Morgan Finance                       Berkley (W.R.) Corp.
 7.250%, 5/1/12               20        17   Co. ULC                                     5.875%, 2/15/13              75        71
Staples, Inc.                                5.700%, 1/5/16              700       604  Capital One Bank
 9.750%, 1/15/14             210       235  Noble Energy, Inc.                           5.750%, 9/15/10             125       127
Time Warner Cable,                           8.250%, 3/1/19              875       996  China Properties Group
 Inc.                                       NuStar PipeLine                              Ltd. 144A
 6.750%, 7/1/18              650       677   Operating                                   9.125%, 5/4/14 (4)          500       338
Time Warner, Inc.                            Partnership LP                             Chubb Corp.
 6.875%, 5/1/12              270       294   5.875%, 6/1/13              125       116   6.375%, 3/29/67 (3)       1,250     1,000
Viacom, Inc.                                Petro-Canada                                Citigroup, Inc.
 6.250%, 4/30/16             620       616   6.050%, 5/15/18             240       239   5.000%, 9/15/14             575       482
Videotron Ltee                              PetroHawk Energy                             4.875%, 5/7/15            1,975     1,613
 6.375%, 12/15/15            300       270   Corp. 144A                                 Citizens Republic
 9.125%, 4/15/18              83        85   10.500%, 8/1/14 (4)         875       899   Bancorp, Inc.
                                 ---------  Petroleos de Venezuela                       5.750%, 2/1/13               25        22
                                    10,980   S.A.                                       Deutsche Bank
                                 ---------   5.250%, 4/12/17           1,500       713   Financial LLC
                                            Plains Exploration &                         5.375%, 3/2/15              271       263
CONSUMER STAPLES--2.7%                       Production Co.                             Export-Import Bank of
BAT International                            7.750%, 6/15/15             610       573   Korea
 Finance plc 144A                           Pride International,                         8.125%, 1/21/14             340       372
 9.500%, 11/15/18 (4)        180       212   Inc.                                       Farmers Insurance
Bunge Limited Finance                        8.500%, 6/15/19             525       518   Exchange 144A
 Corp.                                      Smith International,                         8.625%, 5/1/24 (4)           75        61
 8.500%, 6/15/19             250       261   Inc.
Coca-Cola Enterprises,                       9.750%, 3/15/19             380       439
 Inc.
 7.125%, 8/1/17              133       149

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                              PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                        PAR                                           PAR                                         PAR
                       VALUE       VALUE                             VALUE     VALUE                             VALUE     VALUE
                      ------     ---------                         --------- ---------                         --------- ---------
FINANCIALS--CONTINUED                       FINANCIALS--CONTINUED                       HEALTH CARE--CONTINUED
Ford Motor Credit Co.                       NYMAGIC, Inc.                               Quest Diagnostics,
 LLC                                         6.500%, 3/15/14       $      15 $     153   Inc.
 7.875%, 6/15/10      $  615     $     584  OJSC AK Transneft                            7.500%, 7/12/11       $      35 $      37
 8.625%, 11/1/10         650           611  (TransCapitalInvest                          6.400%, 7/1/17              510       521
 9.875%, 8/10/11         575           532   Ltd.) 144A                                 U.S. Oncology, Inc.
Glencore Funding LLC                         5.670%, 3/5/14 (4)          610       525   144A
 144A                                       One Beacon U.S.                              9.125%, 8/15/17 (4)         400       399
 6.000%, 4/15/14 (4)   1,150           950   Holdings                                   Valeant
GMAC LLC 144A                                5.875%, 5/15/13             175       165   Pharmaceuticals
 7.250%, 3/2/11(4)       791           732  OneAmerica Financial                         International 144A
 6.000%, 12/15/11(4)     633           541   Partners, Inc. 144A                         8.375%, 6/15/16 (4)          48        48
GMAC, Inc. 144A                              7.000%, 10/15/33 (4)        175       136                                   ---------
 6.875%, 9/15/11(4)      628           556  Petroplus Finance Ltd.                                                           2,062
Goldman Sachs Group,                         144A                                                                        ---------
 Inc. (The)                                  6.750%, 5/1/14 (4)          500       433
 5.950%, 1/18/18         480           466  PNC Financial Services                      INDUSTRIALS--5.5%
 7.500%, 2/15/19         320           343   Group, Inc.                                Allied Waste North
HBOs plc 144A                                8.250%, 5/29/49(3)          650       545   America, Inc.
 6.750%, 5/21/18 (4)     200           151  PNC Funding Corp.                            6.125%, 2/15/14             500       505
Health Care REIT, Inc.                       5.625%, 2/1/17              500       463  American Airlines,
 5.875%, 5/15/15       1,775         1,548  Principal Financial                          Inc. 01-1,
Hertz Corp. (The)                            Group, Inc.                                 6.977%, 5/23/21             969       587
 8.875%, 1/1/14          600           555   8.875%, 5/15/19           1,150     1,207  Cintas Corp. No. 2
 10.500%, 1/1/16         150           134  Progressive Corp.                            6.000%, 6/1/12               50        53
Hudson United Bank                           (The)                                      Continental Airlines,
 7.000%, 5/15/12          80            84   6.250%, 12/1/32              75        64   Inc. 98-1A,
ICICI Bank Ltd. 144A                        ProLogis                                     6.648%, 3/15/19             649       532
 6.375%, 4/30/22                             6.625%, 5/15/18             275       217  Delta Air Lines, Inc.
 (3)(4)                  625           487  Realty Income Corp.                          00-A1,
Janus Capital Group,                         6.750%, 8/15/19             425       383   7.379%, 11/18/11            721       703
 Inc.                                       Resona Bank Ltd. 144A                       DRS Technologies, Inc.
 6.500%, 6/15/12         500           462   5.850%, 9/29/49                             6.625%, 2/1/16              500       487
Jefferies Group, Inc.                        (3)(4)                    1,250       944  Equifax, Inc.
 5.500%, 3/15/16         225           196  Russian Agricultural                         6.300%, 7/1/17            1,250     1,222
JPMorgan Chase & Co.                         Bank OJSC (RSHB                            Esco Corp. 144A
 6.300%, 4/23/19         850           855   Capital SA) 144A                            8.625%, 12/15/13 (4)        600       522
 Series 1,                                   9.000%, 6/11/14(4)          120       121  General Cable Corp.
 7.900%, 12/31/49(3)     429           375   6.299%, 5/15/17(4)          615       529   7.125%, 4/1/17              500       456
Kazkommerts                                 SLM Corp.                                   Ingersoll-Rand Global
 International                               5.450%, 4/25/11             250       230   Holdings Co. Ltd.
 BV RegS                                     1.736%,                                     9.500%, 4/15/14             360       394
 8.000%, 11/3/15 (5)   1,000           635   1/31/14(3)(15)              50         30  Kennametal, Inc.
Kingsway America,                            8.450%, 6/15/18             500       428   7.200%, 6/15/12             225       222
 Inc.                                       Sovereign Bank                              L-3 Communications
 7.500%, 2/1/14          125            61   8.750%, 5/30/18             600       590   Corp.
Korea Development                           StanCorp Financial                           7.625%, 6/15/12             625       628
 Bank                                        Group, Inc.                                 Series B
 5.300%, 1/17/13         313           309   6.875%, 10/1/12             225       199   6.375%, 10/15/15            250       228
Liberty Mutual Group,                       TNK-BP Finance SA 144A                      Malaysia International
 Inc. 144A                                   7.500%, 3/13/13 (4)         425       394   Shipping Corp.
 5.750%, 3/15/14(4)      200           158  UOB Cayman Ltd. 144A                         Capital Ltd. 144A
 7.000%, 3/15/34(4)      150           101   5.796%, 12/29/49                            6.125%, 7/1/14 (4)        1,250     1,275
Liberty Mutual                               (3)(4)                      700       539  Owens Corning, Inc.
 Insurance Co. 144A                         Wachovia Bank NA                             6.500%, 12/1/16             675       593
 8.500%, 5/15/25 (4)      25            17   5.000%, 8/15/15             300       283  Precision Castparts
Lincoln National                            Woori Bank 144A                              Corp.
 Corp.                                       6.125%, 5/3/16 (3)(4)     1,000       920   5.600%, 12/15/13            150       150
 8.750%, 7/1/19          285           287  XL Capital Ltd.                             RSC Equipment Rental,
Mack-Cali Realty LP                          5.250%, 9/15/14             570       479   Inc. 144A
 5.125%, 2/15/14         700           602  Zions Bancorp.                               10.000%, 7/15/17 (4)         78        76
Markel Corp.                                 6.000%, 9/15/15             125        89  Smiths Group plc 144A
 6.800%, 2/15/13         175           173                                   ---------   7.200%, 5/15/19 (4)         130       125
Merrill Lynch & Co.,                                                            36,468  Terex Corp.
 Inc.                                                                        ---------   7.375%, 1/15/14             250       230
 6.110%, 1/29/37         500           386                                              Toledo Edison Co.
Metropolitan Life                           HEALTH CARE--1.1%                            (The)
 Global Funding I 144A                      Express Scripts, Inc.                        7.250%, 5/1/20              205       228
 5.125%, 6/10/14(4)      140           139   6.250%, 6/15/14             145       153  United Airlines, Inc.
Morgan Stanley                              Fisher Scientific                            00-2A,
 6.000%, 5/13/14         265           268   International, Inc.                         7.032%, 10/1/10             441       432
 10.090%, 5/3/17       1,000BRL        413   6.750%, 8/15/14             725       745   01-A1,
New York Life                               Fresenius Medical Care                       6.071%, 3/1/13               21        21
 Insurance Co. 144A                          Capital Trust IV                           United Rentals North
 5.875%, 5/15/33 (4)     100            82   7.875%, 6/15/11              25        26   America, Inc.
Northern Trust Co.                          HCA, Inc. 144A                               6.500%, 2/15/12             815       795
 (The)                                       8.500%, 4/15/19 (4)         135       133   144A
 6.500%, 8/15/18         600           653                                               10.875%, 6/15/16 (4)        225       217
                                                                                                                         ---------
                                                                                                                            10,681
                                                                                                                         ---------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                              PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          PAR                                         PAR                                         PAR
                         VALUE     VALUE                             VALUE     VALUE                             VALUE     VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
INFORMATION TECHNOLOGY--3.6%                MATERIALS--CONTINUED                        UTILITIES--CONTINUED
Broadridge Financial                        Plastipak Holdings,                         Sempra Energy
 Solutions, Inc.                             Inc. 144A                                   6.500%, 6/1/16        $     250 $     261
 6.125%, 6/1/17        $   1,000 $     842   8.500%, 12/15/15 (4)  $     500 $     451  Southern California
Convergys Corp.                             Steel Dynamics, Inc.                         Edison Co. 04-G,
 4.875%, 12/15/09          1,000       989   7.375%, 11/1/12             337       321   5.750%, 4/1/35              125       128
Corning, Inc.                               Vedanta Resources plc                       Texas Competitive
 6.625%, 5/15/19              63        64   144A                                        Electric Holdings Co.
Intuit, Inc.                                 9.500%, 7/18/18 (4)         625       525   LLC Series A,
 5.750%, 3/15/17             415       394  Verso Paper Holdings                         10.250%, 11/1/15            360       226
Jabil Circuit, Inc.                          LLC/Verso Paper, Inc.                                                       ---------
 5.875%, 7/15/10           1,000       980   144A                                                                            3,109
 8.250%, 3/15/18             900       815   11.500%, 7/1/14(4)          475       437
National Semiconductor                       Series B                                   ------------------------------------------
 Corp.                                       11.375%, 8/1/16             850       242  TOTAL CORPORATE BONDS
 6.600%, 6/15/17             500       438                                   ---------  (IDENTIFIED COST $112,677)         105,676
Seagate Technology HDD                                                          11,348  ------------------------------------------
 Holdings, Inc.                                                              ---------
 6.375%, 10/1/11             480       462                                              CONVERTIBLE BONDS--0.3%
SunGard Data Systems,                       TELECOMMUNICATION SERVICES--2.3%
 Inc.                                       Cricket                                     HEALTH CARE--0.2%
 9.125%, 8/15/13           1,000       950   Communications, Inc.                       Par Pharmaceutical
Tyco Electronic Group                        144A                                        Cos., Inc. Cv.
 SA                                          7.750%, 5/15/16(4)          150       145   2.875%, 9/30/10             300       289
 6.000%, 10/1/12             210       206  Nextel Communications,                                                       ---------
Western Union Co.                            Inc.
 (The)                                       Series E                                   MATERIALS--0.1%
 5.930%, 10/1/16             440       444   6.875%, 10/31/13            235       196  Vale Capital Ltd.
Xerox Corp.                                  Series D                                    Series RIO Cv.
 6.750%, 2/1/17              600       546   7.375%, 8/1/15            1,000       802   5.500%, 6/15/10               6       220
                                 ---------  OJSC Vimpel                                 ------------------------------------------
                                     7,130   Communications 144A                        TOTAL CONVERTIBLE BONDS
                                 ---------   (UBS Luxembourg SA)                        (IDENTIFIED COST $583)                 509
                                             8.375%, 10/22/11(4)         250       246  ------------------------------------------
MATERIALS--5.8%                              (VIP Finance Ireland
Agrium, Inc.                                 Ltd.)                                      LOAN AGREEMENTS (3)--14.1%
6.750%, 1/15/19              550       544   9.125%, 4/30/18(4)          250       213
Allegheny                                   Qwest Corp.                                 CONSUMER DISCRETIONARY--5.6%
 Technologies, Inc.                          144A                                       AMF Bowling Worldwide,
9.375%, 6/1/19               925       980   8.375%, 5/1/16(4)           300       290   Inc. Tranche B,
Anglo American Capital                       6.500%, 6/1/17              307       270   3.172%, 5/17/13             854       572
 plc 144A                                   Telecom Italia Capital                      Cengage Learning
 9.375%, 4/8/19(4)           230       248   SA                                          Acquisitions,
ArcelorMittal                                6.999%, 6/4/18              600       607   Inc. Tranche,
 9.000%, 2/15/15             250       264   7.175%, 6/18/19             500       507   2.798%, 7/5/14              700       591
 6.125%, 6/1/18              490       415  Virgin Media Finance                        Ceridian Corp. Tranche
Building Materials                           plc Series 1,                               3.447%, 11/8/14             900       692
 Corp. of America                            9.500%, 8/15/16             100        99  Charter Communications
 7.750%, 8/1/14              610       546  Vodafone Group plc                           Operations Tranche B,
Cabot Finance BV 144A                        6.150%, 2/27/37             375       369   2.548%, 3/6/14              978       883
 5.250%, 9/1/13 (4)          750       726  Windstream Corp.                            Ford Motor Co.
Catalyst Paper Corp.                         8.625%, 8/1/16              500       481   Tranche B,
 7.375%, 3/1/14            1,055       454   7.000%, 3/15/19             250       219   3.730%, 12/16/13            602       439
CRH America, Inc.                                                            ---------  Getty Images, Inc.
 5.300%, 10/15/13            400       373                                       4,444   Tranche B,
 8.125%, 7/15/18           1,100     1,059                                   ---------   6.250%, 6/30/15             375       372
Domtar Corp.                                                                            Harrah's Operating
 5.375%, 12/1/13             533       445  UTILITIES--1.6%                              Co., Inc.
 7.125%, 8/15/15             447       375  Allegheny Energy                             Tranche B-2,
Dow Chemical Co. (The)                       Supply Co.                                  3.765%, 1/28/15             575       423
 8.550%, 5/15/19             550       551   LLC 144A                                   HBI Branded Apparel
Freeport-McMoRan                             8.250%, 4/15/12 (4)         250       260   Ltd., Inc. Tranche
 Copper & Gold, Inc.                        AmeriGas Partners LP                         4.876%, 3/5/14              325       309
 6.875%, 2/1/14              540       553   7.250%, 5/20/15             500       471  Isle of Capri Casinos
Hanson Australia                            CMS Energy Corp.                             Tranche B,
 Funding Ltd.                                7.750%, 8/1/10              100       105   2.070%, 11/25/13            136       125
 5.250%, 3/15/13             125        98  Israel Electric Corp.                        Tranche A,
Ineos Group Holdings                         Ltd. 144A                                   2.970%, 11/25/13            120       110
 plc 144A                                    7.250%, 1/15/19 (4)         345       341   Tranche
 8.500%, 2/15/16 (4)         500       158  Majapahit Holding BV                         2.970%, 11/25/13            341       314
Nalco Co.                                    144A                                       Lamar Media Corp.
 7.750%, 11/15/11             13        13   7.250%, 6/28/17 (4)         725       620   Tranche F,
 8.875%, 11/15/13            340       348  Midwest Generation LLC                       5.500%, 3/31/14             190       188
Nova Chemicals Corp.                         Series B                                   Landry's Restaurant,
 4.538%, 11/15/13(3)       1,468     1,222   8.560%, 1/2/16              209       205   Inc. Tranche
                                            Northeast Utilities                          9.500%, 5/13/11             345       343
                                             5.650%, 6/1/13              465       467
                                            Public Service Co. of
                                             Colorado Series A,
                                             6.875%, 7/15/09              25        25

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                              PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)


($ reported in thousands)

                          PAR                                         PAR                                           PAR
                         VALUE     VALUE                             VALUE     VALUE                               VALUE    VALUE
                       --------- ---------                         --------- ---------                           -------- --------
CONSUMER DISCRETIONARY--CONTINUED           INDUSTRIALS--0.5%                           MATERIALS--CONTINUED
Mark IV Industries, Inc.                    ARAMARK Corp.                               NewPage Corp. Tranche,
 Tranche B,                                  Letter of Credit                            4.531%, 12/21/14        $    664 $    577
 8.386%, 5/4/10        $     939 $     236   2.336%, 1/26/14       $      17 $      15  Solutia, Inc. Tranche
 Tranche                                     Tranche T-2,                                7.250%, 2/28/14              698      649
 10.205%, 12/19/11           321         7   3.095%, 1/26/14             261       242                                    --------
Neiman-Marcus Group, Inc.                   Harland Clarke Holdings                                                          4,176
 (The) Tranche                               Tranche B,                                                                   --------
 2.625%, 4/6/13            1,873     1,436   3.048%, 6/30/14             184       144  TELECOMMUNICATION SERVICES--1.3%
Nielsen Finance LLC                         ServiceMaster Co. (The)                     Level 3 Communications, Inc.
 Tranche T-B,                                Tranche B,                                  Tranche A,
 2.382%, 5/1/16            1,198     1,085   3.538%, 7/24/14             455       366   2.980%, 3/13/14              865      720
PTI Group, Inc. Tranche                      Tranche T-1                                 Tranche B,
 9.250%, 2/28/13             280       230   3.538%, 7/24/14              45        36   11.500%, 3/13/14             230      237
Totes Isotoner Corp. Tranche                TransDigm, Inc. Tranche                     MetroPCS Wireless, Inc.
 6.422%, 1/16/14             500        94   3.227%, 6/23/13             200       190   Tranche B,
Transaction Network Services, Inc.                                           ---------   2.875%, 11/3/13              508      484
 Tranche                                                                           993  Time Warner Telecom Holdings, Inc.
 9.500%, 3/28/14             936       940                                   ---------   Tranche B,
Univision Communications                    INFORMATION TECHNOLOGY--1.8%                 2.423%, 1/7/13             1,228    1,164
 Tranche T-1                                CommScope, Inc. Tranche B,                                                    --------
 0.000%, 9/29/14           1,450     1,082   3.408%, 12/27/14            351       336          `                            2,605
Varietal Distribution Tranche T-1,           Dresser, Inc.                                                                --------
 2.819%, 6/29/14             560       504   Tranche B,                                 UTILITIES--1.2%
                                 ---------   3.104%, 5/4/14              320       292  Calpine Corp. Tranche T-1,
                                    10,975   PIK Loan,                                   4.095%, 3/29/14              647      574
                                 ---------   6.085%, 5/4/15              955       677  NRG Energy, Inc.
CONSUMER STAPLES--0.2%                      First Data Corp.                             Tranche B,
Wrigley (WM) Jr. Co.                         Tranche B-3,                                2.970%, 2/1/13               716      676
 Tranche B,                                  3.181%, 9/24/14             820       615   Letter of Credit
 6.500%, 10/6/14             307       308   Tranche B-1,                                2.970%, 2/1/13               653      616
                                 ---------   3.181%, 9/24/14             573       431  Texas Competitive Electric
ENERGY--0.4%                                Freescale Semiconductor, Inc.                Holdings Co. LLC
ATP Oil & Gas Corp.                          Tranche                                     Tranche B-3,
 Tranche B-2,                                3.931%, 12/1/13             515       378   3.884%, 10/10/14             247      177
 8.500%, 1/15/11             190       145  Reynolds & Reynolds Co. (The)                Tranche B-2,
 Tranche B-1,                                Tranche FL,                                 3.906%, 10/10/14             432      310
 8.500%, 7/15/14             724       549   2.422%, 10/24/12            948       797                                    --------
                                 ---------                                   ---------                                       2,353
                                       694                                       3,526  ------------------------------------------
                                 ---------                                   ---------  TOTAL LOAN AGREEMENTS
FINANCIALS--0.2%                            MATERIALS--2.1%                             (IDENTIFIED COST $30,410)           27,581
Hertz Corp.                                 Anchor Glass Container Corp.                ------------------------------------------
 Tranche B,                                  Tranche B,
 2.300%, 12/21/12            388       357   6.750%, 6/20/14             541       525                            SHARES
 Letter of Credit,                          Ashland, Inc. Tranche B,                                             --------
 2.977%, 12/21/12             83        77   4.948%, 5/13/14             183       185  PREFERRED STOCK--0.1%
                                 ---------  Berry Plastics Corp., Inc. Tranche C,       FINANCIALS--0.1%
                                       434   2.382%, 4/3/15              848       722  FNMA Pfd. 8.250%           63,000       84
                                 ---------  Boise Paper Holdings LLC                    Preferred Blocker, Inc. (GMAC) Pfd.
HEALTH CARE--0.8%                            Tranche B,                                  7.000%                       434      187
HCA, Inc.                                    5.750%, 2/22/14             384       372  Saul Centers, Inc. Series A Pfd.
 Tranche A-1,                                Tranche                                     8.000%                       425        9
 2.970%, 11/18/12            141       128   9.250%, 2/22/15             533       371  ------------------------------------------
 Tranche B-1,                               Building Materials Corp. of America         TOTAL PREFERRED STOCK
 3.470%, 11/18/13            577       523   Tranche B                                  (IDENTIFIED COST $1,235)               280
Health Management                            0.000%, 9/15/14             445       361  ------------------------------------------
 Associates, Inc.                           JohnsonDiversey, Inc. Tranche B,            COMMON STOCKS--0.0%
 Tranche B,                                  3.184%, 12/16/11            198       193
 2.970%, 2/28/14             239       211  Nalco Co. Tranche T-L                       TELECOMMUNICATION SERVICES--0.0%
Psychiatric Solutions,                       0.048%, 5/13/16             220       221  AT&T Latin America Corp.
 Inc.                                                                                    Class A (2)(6)(8)         64,050        0
 Tranche A,                                                                             ------------------------------------------
 2.254%, 7/1/12              699       655                                              TOTAL COMMON STOCKS
                                 ---------                                              (IDENTIFIED COST $282)                   0
                                     1,517                                              ------------------------------------------
                                 ---------                                              TOTAL LONG TERM INVESTMENTS--98.2%
                                                                                        (IDENTIFIED COST $206,060)         191,913
                                                                                        ------------------------------------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                              PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          SHARES    VALUE
                                        --------- --------
SHORT-TERM INVESTMENTS--0.6%                                   COUNTRY WEIGHTINGS as of 6/30/09* +      ABBREVIATIONS:
MONEY MARKET MUTUAL FUNDS--0.6%                                ---------------------------------------  PIK Payment-in-Kind Security
State Street Institutional Liquid Reserves Fund                United States                       70%
 Institutional Shares (seven-day effective                     Russia                               4   FOREIGN CURRENCIES:
 yield 0.420%)                          1,162,839 $ 1,163      Canada                               3   AUD Australian Dollar
----------------------------------------------------------     Australia                            2   BRL Brazilian Real
TOTAL SHORT-TERM INVESTMENTS                                   Brazil                               2   CND Canadian Dollar
(IDENTIFIED COST $1,163)                             1,163     Indonesia                            2   COP Colombian Peso
----------------------------------------------------------     New Zealand                          2   EUR European Currency Unit
TOTAL INVESTMENTS--98.8%                                       Other                               15   IDR Indonesian Rupiah
(IDENTIFIED COST $207,223)                         193,076(1)  ---------------------------------------  KRW Korean Won
Other Assets and Liabilities--1.2%                   2,386     Total                              100%  NOK Norwegian Krone
                                                  --------     ---------------------------------------  NZD New Zealand Dollar
NET ASSETS--100.0%                                $195,462                                              SEK Swedish Krona
                                                  ========     * FOREIGN SECURITY COUNTRY               TRL Turkish Lira
                                                                 DETERMINATION:
DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4 The             A combination of the following
following table provides a summary of inputs used to value       criteria is used to assign the
the Series' net assets as of June 30, 2009 (See Security         countries of risk listed in the table
Valuation Note 2A in the Notes to Financial Statements):         shown above. Country of
                                                                 incorporation, actual building
                Total                 Level 2 -    Level 3 -     address, primary exchange on which
              Value at     Level 1 - Significant  Significant    security is traded and country in
              June 30,       Quoted   Observable Unobservable    which the greatest percentage of
                2009         Prices     Inputs      Inputs       company revenue is generated.
              --------     --------- ----------- ------------
INVESTMENTS IN SECURITIES:                                     + % of total investments as of June 30,
Debt Securities:                                                 2009
Municipal
Debt          $  2,368       $   --    $  2,368    $   --      The following is a reconciliation of assets of the series for Level
Foreign                                                        3 investments for which significant unobservable inputs were used
 Government                                                    to determine fair value:
 Securities     34,754           --      34,754        --
Mortgage-                                                                                  Mortgage    Asset-
 Backed                                                                                     -Backed    Backed   Corporate    Loan
 Securities     16,843           --      16,388       455                          Total  Securities Securities    Debt   Agreements
Asset-Backed                                                                      ------  ---------- ---------- --------- ----------
 Securities      3,902           --       3,744       158      INVESTMENTS IN
Corporate                                                       SECURITIES(1):
 Debt          106,185           --     105,571       614      BALANCE AS OF
Loan                                                            DECEMBER 31,
 Agreements     27,581           --      27,351       230       2008............. $2,108   $ 1,488      $197      $ 255      $168
Equity Securities:                                             Accrued discounts/
 Preferred                                                      premiums.........     17        15         1         --         1
  Stock            280          280          --        --      Realized gain
 Common Stock       --(13)       --          --        --(13)   (loss)(2)........   (810)     (810)       --         --        --
 Short-Term                                                    Change in
  Investments    1,163        1,163          --        --       unrealized
              --------       ------    --------    ------       appreciation
  Total       $193,076       $1,443    $190,176    $1,457       (depreciation)
              ========       ======    ========    ======       (2)..............  1,130     1,174        (4)      (101)       61
                                                               Net purchases
                                                                (sales)..........   (326)     (290)      (36)        --        --
                                                               Transfers in and/
                                                                or out of Level
                                                                3(3).............   (662)   (1,122)       --        460        --
                                                                                  ------   -------      ----      -----      ----
                                                               BALANCE AS OF JUNE
                                                                30, 2009......... $1,457   $   455      $158      $ 614      $230
                                                                                  ======   =======      ====      =====      ====


                                                               (1) Level 3 Common Stock has a beginning and ending balance of $0.

                                                               (2) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

                                                               (3) "Transfers in and/or out" represent the ending value as of June
                                                                   30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                               Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued.
                                                               These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements


                                             PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                           PAR                                          PAR                                        PAR
                          VALUE     VALUE                              VALUE      VALUE                           VALUE     VALUE
                       ----------- -------                        -------------- ------                         --------- ---------
MUNICIPAL BONDS--3.2%                       Republic of Argentina                        NON-AGENCY--CONTINUED
                                             PIK Interest                                GS Mortgage Securities
ARIZONA--1.3%                                Capitalization                               Corp. II 144A
Arizona School Board                         8.280%, 12/31/33     $      382     $  203   07-EOP, G
 Facilities Improvement                     Republic of Colombia                          0.837%, 3/6/20 (3)(4) $     130 $      94
 Series 2005                                 12.000%, 10/22/15       275,000 COP    147   07-EOP, H
 5.000%, 1/1/14        $   345     $   386  Republic of Indonesia                         0.968%, 3/6/20 (3)(4)       110        76
                                   -------   Series FR-23                                Harborview Mortgage
CONNECTICUT--0.3%                            11.000%, 12/15/12     1,800,000 IDR    185   Loan Trust 05-9, B10
Mashantucket Western                        Series FR-30                                  2.065%, 6/20/35 (3)(6)      117         4
 Pequot Tribe Taxable                        10.750%, 5/15/16        700,000 IDR     70  IndyMac Index Mortgage
 Series A, 144A                             Republic of Korea                             Loan Trust 07-AR2, B1
 (NATL-RE Insured)                           Series 1112                                  5.797%, 6/25/37 (3)(6)      134         5
 6.910%, 9/1/12 (4)        100          93   4.750%, 12/10/11        175,000 KRW    139  JPMorgan Chase
                                   -------  Republic of Turkey                            Commercial Mortgage
KENTUCKY--0.7%                               0.000%, 2/2/11              250 TRL    135   Securities Corp.
Property & Buildings                        -------------------------------------------   05-LDP5, AM
 Commission Project 82                      TOTAL FOREIGN                                 5.386%, 12/15/44 (3)         50        30
 (FSA Insured)                               GOVERNMENT                                  JPMorgan Mortgage
 5.250%, 10/1/13           195         217   SECURITIES                                   Trust 06-A1, B1
                                   -------  (IDENTIFIED COST $4,760)              4,844   5.398%, 2/25/36 (3)(6)      247        22
NEW YORK--0.7%                              -------------------------------------------  Lehman Brothers - UBS
State Dormitory                             MORTGAGE-BACKED                               Commercial Mortgage
 Authority 04-B,                             SECURITIES--19.2%                            Trust
 3.350%, 12/15/09          205         207  AGENCY--4.2%                                  06-C3, AM
                                   -------  FNMA                                          5.712%, 3/15/39 (3)          25        16
VIRGINIA--0.2%                               4.000%, 7/1/19              149        151   07-C2, A2
Tobacco Settlement                           5.000%, 2/1/20               73         76   5.303%, 2/15/40             225       203
 Financing                                   5.000%, 8/1/20               40         42   05-C3, AM
 Corp. Taxable 07-A1,                        6.000%, 8/1/34              153        161   4.794%, 7/15/40              70        47
 6.706%, 6/1/46            105          65   5.000%, 6/1/35              403        412   07-C6, A2
------------------------------------------   6.000%, 8/1/37               47         50   5.845%, 7/15/40             150       137
TOTAL MUNICIPAL BONDS                        6.000%, 10/1/37             128        134  Lehman Brothers
(IDENTIFIED COST $988)                 968   5.500%, 7/1/38              240        248   Commercial Conduit
------------------------------------------                                       ------   Mortgage Trust
FOREIGN GOVERNMENT SECURITIES--16.2%                                              1,274   99-C2, A2
Bolivarian Republic of                                                           ------   7.325%, 10/15/32            271       271
 Venezuela                                  NON-AGENCY--15.0%                            Merrill Lynch Mortgage
 RegS                                       American General                              Investors, Inc.
 5.375%, 8/7/10(5)         185         174   Mortgage Loan Trust                          06-3, 2A1
 10.750%, 9/19/13           80          66   06-1, A2 144A                                6.079%, 10/25/36 (3)        130       103
 8.500%, 10/8/14            35          25   5.750%,                                     Merrill Lynch-
 RegS                                        12/25/35 (3)(4)             195        187   Countrywide
 5.750%, 2/26/16(5)        205         118  Banc of America                               Commercial Mortgage
 RegS                                        Commercial Mortgage,                         Trust 06-4, A3
 7.000%, 12/1/18(5)         70          40   Inc. 05-6, AM                                5.172%, 12/12/49 (3)        250       182
 RegS                                        5.351%, 9/10/47 (3)          40        25   Morgan Stanley
 6.000%, 12/9/20(5)        200         101  Bear Stearns                                  Capital I
Commonwealth of                              Commercial Mortgage                          05-HQ5, A3
 Australia                                   Securities                                   5.007%, 1/14/42             150       139
 Series 121                                  06-PW12, A4                                  06-IQ12, A4
 5.250%, 8/15/10           925 AUD     760   5.903%, 9/11/38 (3)         150        130   5.332%, 12/15/43            300       224
Commonwealth of Canada                      Chase Mortgage                               Residential Funding
 2.750%, 12/1/10           747 CND     660   Finance Corp.                                Mortgage Securities I,
Commonwealth of                              04-S1, M                                     Inc. 06-S4, A2
 New Zealand                                 5.098%, 2/25/19 (3)          68         46   6.000%, 4/25/36             153       115
 Series 1111                                Credit Suisse First                          SBA Commercial
 6.000%, 11/15/11          824 NZD     558   Boston Mortgage                              Mortgage Backed
Federal Republic of                          Securities Corp.                             Securities Trust 144A
 Germany                                     03-8, 3A24                                   06-1A, A
 Series 147                                  5.500%, 4/25/33             255        239   5.314%, 11/15/36 (4)        190       178
 2.500%, 10/8/10           305 EUR     436  Crown Castle Towers                           06-1A, B
Federative Republic of                       LLC 144A                                     5.451%, 11/15/36 (4)         95        86
 Brazil                                      05-1A, AFX                                  Wachovia Bank
 12.500%, 1/5/16           275 BRL     156   4.643%, 6/15/35(4)          250        244   Commercial Mortgage
 12.500%, 1/5/22           250 BRL     142   05-1A, B                                     Trust
Kingdom of Norway                            4.878%, 6/15/35(4)          190        184   04-C12, A2
6.000%, 5/16/11          2,300 NOK     384  First Horizon Asset                           5.001%, 7/15/41             464       460
5.000%, 5/15/15            621 NOK     104   Securities, Inc.                             07-C30, A5
Kingdom of Sweden                            05-AR1, 2A1                                  5.342%, 12/15/43            200       132
 Series 1048                                 5.001%, 4/25/35 (3)         179        132   05-C22, AM
 4.000%, 12/1/09         1,435 SEK     189  GE Capital Commercial                         5.490%, 12/15/44 (3)         20        13
Republic of Argentina                        Mortgage                                    Wachovia Mortgage Loan
 Series GDP                                  Corp. 03-C1, C                               Trust LLC 06-A, B1
 2.280%, 12/15/35 (3)    1,250          52   4.975%, 1/10/38 (3)         105         90   5.337%, 5/20/36 (3)(6)      247        27
                                            GMAC Commercial                              Wells Fargo Mortgage
                                             Mortgage Securities,                         Backed Securities
                                             Inc.                                         Trust
                                             98-C2 E                                      04-R, 2A1
                                             6.500%, 5/15/35              50         49   4.360%, 9/25/34 (3)         196      161
                                             04-C3, A4
                                             4.547%, 12/10/41            180        170

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                             PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          PAR                                         PAR                                         PAR
                         VALUE     VALUE                             VALUE     VALUE                             VALUE     VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
NON-AGENCY--CONTINUED                       CONSUMER DISCRETIONARY--CONTINUED           ENERGY--CONTINUED
 04-EE, 2A3                                 Daimler Finance North                       KazMunaiGaz Finance
 3.585%, 12/25/34(3)   $     111 $      62   America LLC                                 Sub BV 144A
 05-AR4, 2A2                                 6.500%, 11/15/13      $      70 $      71   8.375%, 7/2/13 (4)    $     100 $      92
 4.537%, 4/25/35(3)          243       214  DigitalGlobe, Inc.                          Kinder Morgan Energy
                                 ---------   144A                                        Partners LP
                                     4,497   10.500%, 5/1/14(4)           10        10   6.850%, 2/15/20              30        31
------------------------------------------  Ford Motor Credit                           NAK Naftogaz Ukrainy
TOTAL MORTGAGE-BACKED SECURITIES             Co. LLC                                     (Standard Bank London
(IDENTIFIED COST $6,736)             5,771   8.000%, 6/1/14              100        81   Holdings plc)
------------------------------------------  International Game                           8.125%, 9/30/09             100        89
ASSET-BACKED SECURITIES--4.7%                Technology                                 Pacific Energy
Banc of America                              7.500%, 6/15/19              20        20   Partners LP/
 Securities Auto Trust                      Landry's Restaurant,                        Pacific Energy Finance
 06-G1, B                                    Inc. 144A                                   Corp
 5.340%, 2/18/11             100        99   14.000%, 8/15/11 (4)         90        86   7.125%, 6/15/14              75        77
Bombardier Capital                          MGM MIRAGE 144A                             PetroHawk Energy Corp.
 Mortgage                                    10.375%, 5/15/14(4)           3         3   144A
 Securitization Corp.                       Royal Caribbean                              10.500%, 8/1/14 (4)         125       128
 99-A, A3                                    Cruises Ltd.                               Pride International,
 5.980%, 1/15/18 (3)          96        59   11.875%, 7/15/15              5         5   Inc
Carmax Auto Owner                           Scientific Games Corp.                       8.500%, 6/15/19              80        79
 Trust 07-2, B                               144A                                       Ras Laffan Liquefied
 5.370%, 3/15/13              95        81   7.875%, 6/15/16 (4)          25        24   Natural Gas Co., Ltd.
Chase Funding Mortgage                      Scientific Games                             144A
 Loan Asset-Backed                           International, Inc.                         3.437%, 9/15/09 (4)          25        25
 Certificates                                144A                                       Smith International,
 04-1, 1A4                                   9.250%, 6/15/19(4)           30        30   Inc
 4.111%, 8/25/30              41        34  Seminole Hard Rock                           9.750%, 3/15/19              60        69
Daimler Chrysler Auto                        Entertainment, Inc./                       Swift Energy Co.
 Trust 07-A, A4                              Seminole Hard Rock                          7.625%, 7/15/11             125       118
 5.280%, 3/8/13              100        97   International LLC                          Western Refining, Inc.
 08-B, A4A                                   144A                                        144A
 5.320%, 11/10/14            135       126   3.129%, 3/15/14 (3)(4)       25        17   10.750%, 6/15/14(3)(4)       65        59
Dunkin Securitization                       Seneca Gaming Corp.                          11.250%, 6/15/17(4)          35        31
 06-1,                                       Series B                                   Williams Cos., Inc.
 M1 144A                                     7.250%, 5/1/12                5         4   (The)
 8.285%, 6/20/31 (4)         160       133  Staples, Inc.                                7.125%, 9/1/11              100       102
FMAC Loan Receivables                        9.750%, 1/15/14              25        28                                   ---------
 Trust 98-CA, A2 144A                       Starwood Hotels &                                                                1,501
 6.660%, 9/15/20 (4)          41        31   Resort Worldwide,                                                           ---------
GMAC Mortgage Corp.                          Inc.                                       FINANCIALS--17.2%
 Loan Trust 05-HE2, A3                       6.250%, 2/15/13              63        59  AFLAC, Inc.
 4.622%, 11/25/35(3)          15        14  Thomson Reuters Corp.                        8.500%, 5/15/19              21        22
 06-HE2, A3                                  4.250%, 8/15/09             100       100  Allstate Corp.
 6.320%, 5/25/36(3)          350       107  Viacom, Inc.                                 6.125%, 5/15/37 (3)         140       103
 06-HE3, A2                                  5.750%, 4/30/11             100       103  American Honda Finance
 5.750%, 10/25/36(3)         317       196  Videotron Ltee                               Corp. 144A
Green Tree Financial                         6.375%, 12/15/15             95        86   6.700%, 10/1/13 (4)         150       151
 Corp.                                                                       ---------  Assurant, Inc.
 94-1, A5                                                                        1,061   5.625%, 2/15/14              75        67
 7.650%, 4/15/19              73        63                                   ---------  Atlantic Finance Ltd.
JPMorgan Mortgage                           CONSUMER STAPLES--1.3%                       144A
 Acquisition Corp.                          Cargill, Inc. 144A                           8.750%, 5/27/14 (4)         100        98
 06-CW2, AF3                                 5.600%, 9/15/12 (4)         115       120  Bank of America Corp.
 5.777%, 8/25/36 (3)         225       101  Philip Morris Capital                        7.400%, 1/15/11             185       190
Residential Funding                          Corp.                                      Chubb Corp.
 Mortgage Securities                         7.500%, 7/16/09             200       200   6.375%, 3/29/67 (3)         140       112
 II, Inc. 05-HI2, A3                        Yankee Acquisition                          CIT Group, Inc.
 4.460%, 5/25/35              11        11   Corp.                                       4.750%, 12/15/10            205       161
Structured Asset                             Series B                                   Citigroup, Inc.
 Securities Corp.                            8.500%, 2/15/15              80        68   5.000%, 9/15/14              90        76
 05-7XS, 1A2B                                                                ---------   4.875%, 5/7/15              300       245
 5.270%, 4/25/35 (3)         279       252                                         388  Colonial Realty LP
------------------------------------------                                   ---------   4.800%, 4/1/11               72        68
TOTAL ASSET-BACKED SECURITIES               ENERGY--5.0%                                ERAC USA Finance Co.
(IDENTIFIED COST $2,021)             1,404  Anadarko Petroleum                           144A
------------------------------------------   Corp.                                       5.800%, 10/15/12 (4)        195       183
CORPORATE BONDS--41.4%                       8.700%, 3/15/19              75        84  Export-Import Bank of
CONSUMER DISCRETIONARY--3.5%                Buckeye Partners LP                          Korea
Ameristar Casinos,                           6.050%, 1/15/18              15        14   4.500%, 8/12/09             120       120
 Inc. 144A                                  Canadian Natural                            Fideicomiso Petacalco
 9.250%, 6/1/14(4)             8         8   Resources Ltd.                              Trust 144A
Autozone, Inc.                               4.900%, 12/1/14              60        61   10.160%, 12/23/09 (4)        19        19
 5.750%, 1/15/15              80        80  Denbury Resources,                          First Tennessee Bank
COX Communications,                          Inc.                                        N.A
 Inc.                                        7.500%, 12/15/15            135       129   1.046%, 2/14/11 (3)         100        92
 4.625%, 6/1/13              250       246  Gazprom OAO                                 Ford Motor Credit Co.
                                             (Gaz Capital SA)                            LLC
                                             144A                                        9.875%, 8/10/11             118       109
                                             6.212%, 11/22/16(4)         360       301
                                            Helix Energy Solutions
                                             Group, Inc. 144A
                                             9.500%, 1/15/16 (4)          13        12

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                            PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          PAR                                         PAR                                         PAR
                         VALUE     VALUE                             VALUE     VALUE                             VALUE     VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
FINANCIALS--CONTINUED                       HEALTH CARE--1.2%                           MATERIALS--4.3%
GMAC, Inc. 144A                             Express Scripts, Inc.                       Air Products & Chemicals, Inc.
 6.875%, 9/15/11(4)    $      24 $      21   6.250%, 6/15/14       $      30 $      31   4.150%, 2/1/13        $      70 $      71
Goldman Sachs Group, Inc. (The)             Fisher Scientific International, Inc.       Allegheny Technologies, Inc.
 7.500%, 2/15/19             64         69   6.750%, 8/15/14             140       144   9.375%, 6/1/19              140       148
Hertz Corp. (The)                           HCA, Inc.                                   ArcelorMittal
 8.875%, 1/1/14              100        93   9.125%, 11/15/14            145       144   5.375%, 6/1/13              135       129
ICICI Bank Ltd. 144A                        144A                                         9.000%, 2/15/15              40        42
 5.750%, 11/16/10 (4)        175       176   8.500%, 4/15/19(4)           15        15  Catalyst Paper Corp.
Invesco Ltd.                                U.S. Oncology, Inc. 144A                     7.375%, 3/1/14               50        22
 4.500%, 12/15/09            250       251   9.125%, 8/15/17(4)           37        37  CRH America, Inc.
Janus Capital Group, Inc.                                                    ---------   8.125%, 7/15/18             130       125
 6.500%, 6/15/12              75        69                                         371  Domtar Corp.
JPMorgan Chase & Co.                                                         ---------   5.375%, 12/1/13              54        45
 5.750%, 1/2/13               55        57                                               7.125%, 8/15/15              46        39
 6.300%, 4/23/19              75        75  INDUSTRIALS--4.3%                           Dow Chemical Co. (The)
Series 1,                                   American Airlines, Inc.                      7.600%, 5/15/14              50        52
 7.900%, 12/31/49(3)          96        84   99-1,                                      International Paper Co.
Kimco Realty Corp.                           7.024%, 10/15/09             75        74   9.375%, 5/15/19              62        63
 4.820%, 8/15/11             155       150   01-1,                                      Nalco Co.
Lincoln National Corp.                       6.977%, 5/23/21             342       207   8.875%, 11/15/13             50        51
 8.750%, 7/1/19               75        76  Continental Airlines, Inc. 98-1A,           Nova Chemicals Corp.
MassMutual Global Funding II 144A            6.648%, 3/15/19             127       104   4.538%, 11/15/13 (3)        370       308
 3.500%, 3/15/10 (4)         100        99  Delta Air Lines, Inc. 00-A1,                Vedanta Resources plc 144A
Merrill Lynch & Co., Inc.                    7.379%, 11/18/11             87        85   8.750%, 1/15/14 (4)         100        92
 6.150%, 4/25/13              75        75  Esco Corp. 144A                             Verso Paper Holdings LLC/
Metlife, Inc.                                8.625%, 12/15/13 (4)         15       134   Verso Paper, Inc.
 6.750%, 6/1/16               18        18  Ingersoll-Rand Global Holdings               144A
Morgan Stanley                               Co. Ltd.                                    11.500%, 7/1/14 (4)          50        46
 10.090%, 5/3/17             250BRL    103   9.500%, 4/15/14              40        44   Series B
National Australia Bank Ltd. 144A           Owens Corning, Inc.                          4.778%, 8/1/14 (3)           85        40
 5.350%, 6/12/13 (4)         285       294   6.500%, 12/1/16              70        62                                   ---------
Nationwide Health Properties, Inc.          Smiths Group plc 144A                                                            1,273
 6.250%, 2/1/13              130       123   7.200%, 5/15/19(4)           20        19                                   ---------
OJSC AK Transneft                           Steelcase, Inc.
 (TransCapitalInvest Ltd.) 144A              6.500%, 8/15/11             100       100  TELECOMMUNICATION SERVICES--1.9%
 5.670%, 3/5/14 (4)          270       232  Terex Corp.                                 Cricket Communications, Inc. 144A
Piper Jaffray Equipment Trust                7.375%, 1/15/14             195       179   7.750%, 5/15/16 (4)          20        19
 Securities 144A                            Toledo Edison Co. (The)                     Embarq Corp.
 6.000%, 9/10/11 (4)         123       113   7.250%, 5/1/20               30        33   6.738%, 6/1/13               50        51
PNC Funding Corp.                           United Airlines, Inc.                       Nextel Communications, Inc.
 5.400%, 6/10/14              84        85   00-2A,                                      Series D
 5.625%, 2/1/17               70        65   7.032%, 10/1/10              41        41   7.375%, 8/1/15               75        60
Principal Financial Group, Inc.              01-A1,                                     OJSC Vimpel Communications
 7.875%, 5/15/14              55        58   6.071%, 3/1/13               16        16   (VIP Finance Ireland Ltd.) 144A
ProLogis                                    United Rentals North America, Inc.           8.375%, 4/30/13 (4)         100        91
 6.625%, 5/15/18              35        28   6.500%, 2/15/12             125       122  Telecom Italia Capital SA
Russian Agricultural Bank OJSC               144A                                        6.175%, 6/18/14             100       101
 (RSHB Capital SA) 144A                      10.875%, 6/15/16(4)          55        53  Verizon Wireless Capital LLC 144A
 6.299%, 5/15/17(4)          100        86                                   ---------   3.750%, 5/20/11 (4)         150       153
Simon Property Group LP                                                          1,273  Virgin Media Finance plc Series 1
 5.600%, 9/1/11              205       207                                   ---------   9.500%, 8/15/16             100        99
SLM Corp.                                                                                                                ---------
 0.896%, 2/1/10(3)           250       230  INFORMATION TECHNOLOGY--1.7%                                                       574
Textron Financial Corp.                     Convergys Corp.                                                              ---------
 5.125%, 11/1/10             100       93    4.875%, 12/15/09            250       247
TNK-BP Finance SA RegS                      Corning, Inc.                               UTILITIES--1.0%
 6.125%, 3/20/12 (5)         115       106   6.625%, 5/15/19              10        10  Allegheny Energy Supply Co.
Wachovia Corp.                              National Semiconductor Corp.                 LLC 144A
 5.300%, 10/15/11            130       136   6.600%, 6/15/17              70        61   8.250%, 4/15/12 (4)          40        42
XL Capital Ltd.                             NXP BV/NXP Funding LLC                      AmeriGas Partners LP
 5.250%, 9/15/14             85         71   3.881%, 10/15/13(3)         105        43   7.250%, 5/20/15              25        24
                                 ---------  Tyco Electronic Group SA                    NiSource Finance Corp.
                                     5,159   6.000%, 10/1/12              35        34   7.875%, 11/15/10             60        62
                                 ---------  Xerox Corp.                                 Northeast Utilities
                                             5.650%, 5/15/13             120       119   5.650%, 6/1/13              105       105
                                                                             ---------  Sempra Energy
                                                                                   514   6.500%, 6/1/16               35        36
                                                                             ---------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                             PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          PAR                                         PAR                                         PAR
                         VALUE     VALUE                             VALUE     VALUE                             VALUE     VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
UTILITIES--CONTINUED                        CONSUMER DISCRETIONARY--CONTINUED           INFORMATION TECHNOLOGY--CONTINUED
Texas Competitive Electric                  Varietal Distribution Tranche T-1,          Reynolds & Reynolds Co. (The)
 Holdings Co. LLC Series A,                  2.819%, 6/29/14       $      65 $      58   Tranche FL,
 10.250%, 11/1/15      $      36 $      23                                   ---------   2.518%, 10/24/12      $     174 $     146
                                 ---------                                       1,081                                   ---------
                                       292                                   ---------                                         292
------------------------------------------                                                                               ---------
TOTAL CORPORATE BONDS                       CONSUMER STAPLES--0.2%
 (IDENTIFIED COST $12,920)          12,406   Wrigley (WM) Jr. Co. Tranche B,            MATERIALS--2.8%
------------------------------------------   6.500%, 10/6/14              59        59  Anchor Glass Container Corp.
                                                                             ---------   Tranche B,
CONVERTIBLE BONDS--0.1%                                                                  6.750%, 6/20/14             123       119
                                            ENERGY--0.3%                                Ashland, Inc. Tranche B,
HEALTH CARE--0.1%                           ATP Oil & Gas Corp.                          7.650%, 5/13/14              28        29
Par Pharmaceutical Cos., Inc. Cv.            Tranche B-2,                               Berry Plastics Corp., Inc.
 2.875%, 9/30/10              40        38   8.500%, 1/15/11              22        17   Tranche C,
------------------------------------------   Tranche B-1,                                2.382%, 4/3/15              130       110
TOTAL CONVERTIBLE BONDS                      8.500%, 7/15/14              85        64  Boise Paper Holdings LLC
(IDENTIFIED COST $38)                   38                                   ---------   Tranche
------------------------------------------                                          81   9.250%, 2/22/15             178       124
                                                                             ---------  Building Materials Corp. of
LOAN AGREEMENTS(3)--12.4%                                                                America Tranche B
                                            FINANCIALS--0.1%                             6.760%, 9/15/14              40        32
CONSUMER DISCRETIONARY--3.6%                Vanguard Health Holdings II                 Huntsman International LLC
AMF Bowling Worldwide, Inc.                  Tranche,                                    Tranche B,
 Tranche B,                                  0.000%, 9/23/11              50        48   2.172%, 4/19/14              17        15
 3.172%, 5/17/13              59        39                                   ---------  JohnsonDiversey, Inc.
Building Materials Holding Corp.                                                         Tranche
 Tranche B,                                 HEALTH CARE--0.8%                            3.016%, 12/16/10             22        22
 7.375%, 11/10/11 (2)(9)     123        31  Health Management Associates,                Tranche B,
Cengage Learning Acquisitions,               Inc. Tranche B,                             3.016%, 12/16/11            148       144
 Inc. Tranche,                               2.970%, 2/28/14              32        28  Nalco Co. Tranche T-L
 0.000%, 7/5/14               85        72  HealthSouth Corp. Tranche                    6.500%, 5/13/16              30        30
Ceridian Corp. Tranche                       2.585%, 3/10/13             103        97  NewPage Corp. Tranche,
 3.447%, 11/8/14             100        77  Psychiatric Solutions, Inc.                  4.531%, 12/21/14            155       135
Ford Motor Co. Tranche B,                    Tranche A,                                 Solutia, Inc. Tranche
 3.730%, 12/16/13            295       215   2.164%, 7/1/12              119       111   7.250%, 2/28/14             100        93
Getty Images, Inc. Tranche B,                                                ---------                                   ---------
 6.250%, 6/30/15              87        86                                         236                                         853
Harrah's Operating Co., Inc.                                                 ---------                                   ---------
 Tranche B-2,
 3.765%, 1/28/15              35        26  INDUSTRIALS--0.8%                           TELECOMMUNICATION SERVICES--1.4%
HBI Branded Apparel Ltd., Inc.              ARAMARK Corp.                               Level 3 Communications, Inc.
 Tranche                                     Tranche T-2,                                Tranche A,
 4.876%, 3/5/14               85        81   3.095%, 1/26/14              41        38   2.980%, 3/13/14              87        72
Isle of Capri Casinos                       Letter of Credit                             Tranche B,
 Tranche B,                                  4.336%, 1/26/14               3         2   11.500%, 3/13/14             26        27
 2.960%, 11/25/13             12        11  EnergySolutions LLC Tranche                 MetroPCS Wireless, Inc.
 Tranche                                     2.570%, 2/26/14             107        99   Tranche B,
 2.960%, 11/25/13             31        29  Harland Clarke Holdings                      2.875%, 11/3/13              71        68
 Tranche A,                                  Tranche B,                                 NTELOS, Inc. Tranche B-1,
 2.960%, 11/25/13             11        10   3.452%, 6/30/14              25        20   2.570%, 8/24/11             261       255
Lamar Media Corp. Tranche F,                ServiceMaster Co. (The)                                                      ---------
 5.500%, 3/31/14              25        25   Tranche B,                                                                        422
Neiman-Marcus Group, Inc.                    3.538%, 7/24/14              36        29                                   ---------
 (The) Tranche                               Tranche T-1
 4.565%, 4/6/13               50        38   3.538%, 7/24/14               4         3  UTILITIES--1.4%
Nielsen Finance LLC                         TransDigm, Inc. Tranche                     Calpine Corp. Tranche T-1,
 Tranche T-B,                                2.464%, 6/23/13              47        45   4.095%, 3/29/14              90        79
 2.391%, 5/1/16              101        92                                   ---------  NRG Energy, Inc.
PTI Group, Inc. Tranche                                                            236   Tranche B,
 9.250%, 2/28/13              45        37                                   ---------   2.970%, 2/1/13              124       117
Totes Isotoner Corp. Tranche B,                                                         Letter of Credit
 3.884%, 1/16/13              13         8  INFORMATION TECHNOLOGY--1.0%                 2.970%, 2/1/13              156       147
Transaction Network Services,               Dresser, Inc.                               Texas Competitive Electric
 Inc. Tranche                                Tranche B,                                  Holdings Co. LLC
 9.500%, 3/28/14             111       112   3.104%, 5/4/14               45        41   Tranche B-3,
Univision Communications                    PIK Loan,                                    3.906%, 10/10/14             49        35
 Tranche T-1                                 6.085%, 5/4/15               60        43
 3.260%, 9/29/14              45        34  Freescale Semiconductor, Inc.
                                             Tranche
                                             2.070%, 12/1/13              85        62

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                             PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                          PAR
                         VALUE    VALUE
                       --------- --------
UTILITIES--CONTINUED                        COUNTRY WEIGHTINGS as of        DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4 The
 Tranche B-2,                               6/30/09* +                      following table provides a summary of inputs used to
 3.906%, 10/10/14      $      61 $     44   ------------------------------  value the Series' net assets as of June 30, 2009 (See
                                 --------   United States            75%    Security Valuation Note 2A in the Notes to Financial
                                      422   Australia                 3     Statements):
-----------------------------------------   Canada                    3
TOTAL LOAN AGREEMENTS                       New Zealand               2                    Total             Level 2 -    Level 3 -
(IDENTIFIED COST $4,047)            3,730   Norway                    2                  Value at Level 1 - Significant  Significant
-----------------------------------------   Russia                    2                  June 30,  Quoted   Observable  Unobservable
                                            Venezuela                 2                    2009    Prices     Inputs      Inputs
                         SHARES             Other                    11                  -------- --------- ----------- ------------
                       ---------            ------------------------------- INVESTMENTS IN SECURITIES:
PREFERRED STOCK--0.0%                       Total                   100%    Debt
                                            -------------------------------  Securities:
FINANCIALS--0.0%                                                             Municipal
Preferred Blocker, Inc. (GMAC) Pfd.         * FOREIGN SECURITY COUNTRY       Debt         $   968   $ --      $   968       $ --
 7.000%                        5        2     DETERMINATION: A combination   Foreign
-----------------------------------------     of the following criteria is    Government
TOTAL PREFERRED STOCK                         used to assign the countries    Securities    4,844     --        4,844         --
(IDENTIFIED COST $2)                    2     of risk listed in the table    Mortgage-
-----------------------------------------     shown above. Country of         Backed
TOTAL LONG TERM INVESTMENTS--97.2%            incorporation, actual          Securities     5,771     --        5,669        102
(IDENTIFIED COST $31,512)          29,163     building address, primary      Asset-Backed
-----------------------------------------     exchange on which security      Securities    1,404     --        1,374         30
SHORT-TERM INVESTMENTS--2.3%                  is traded and country in       Corporate
                                              which the greatest              Debt         12,444     --       12,321        123
MONEY MARKET MUTUAL FUNDS--2.3%               percentage of company          Loan
State Street Institutional                    revenue is generated.           Agreements    3,730     --        3,692         38
 Liquid Reserves Fund                                                       Equity
 Institutional Shares                       + % of total investments as of   Securities:
 (seven-day effective                         June 30, 2009                  Preferred
 yield 0.420%)           682,580      683                                     Stock             2      2           --         --
-----------------------------------------                                    Short-Term
TOTAL SHORT-TERM INVESTMENTS                                                  Investments     683    683           --         --
(IDENTIFIED COST $683)                683
-----------------------------------------                                                 -------   ----      -------       ----
TOTAL INVESTMENTS--99.5%                                                      Total       $29,846   $685      $28,868       $293
(IDENTIFIED COST $32,195)          29,846(1)                                              =======   ====      =======       ====
Other Assets and Liabilities--0.5%    150
                                 --------
NET ASSETS--100.0%               $ 29,996
                                 ========
ABBREVIATIONS:
FNMA    Fannie Mae or Federal National
        Mortgage Association
FSA     Financial Security Assurance, Inc.
NATL/                                       The following is a reconciliation of assets of the series for Level 3 investments for
NATL-RE National Public Finance Guarantee   which significant unobservable inputs were used to determine fair value:
        Corp., formerly Municipal Bond
        Insurance Association.                                                            Mortgage    Asset-
PIK     Payment-in-Kind Security                                                           -Backed    Backed   Corporate    Loan
SBA     Small Business Administration                                              Total Securities Securities    Debt   Agreements
                                                                                  ------ ---------- ---------- --------- ----------
FOREIGN CURRENCIES:                         INVESTMENTS IN SECURITIES:
AUD   Australian Dollar                     BALANCE AS OF DECEMBER 31, 2008 ..... $ 865    $ 245      $ 207      $ 385      $28
BRL   Brazilian Real                        Accrued discounts/premiums ..........    --       (2)        --          2       --
CND   Canadian Dollar                       Realized gain (loss)(1) .............   (65)     (74)         7          2       --
COP   Colombian Peso                        Change in unrealized appreciation
EUR   European Currency Unit                 (depreciation)(1) ..................   245      106         30         99       10
IDR   Indonesian Rupiah                     Net purchases (sales) ...............  (492)     (11)      (214)      (267)      --
KRW   Korean Won                            Transfers in and/or out of
NOK   Norwegian Krone                        Level 3(2) .........................  (260)    (162)        --        (98)      --
NZD   New Zealand Dollar                                                          -----    -----      -----      -----      ---
SEK   Swedish Krona                         BALANCE AS OF JUNE 30, 2009 ......... $ 293    $ 102      $  30      $ 123      $38
TRL   Turkish Lira                                                                =====    =====      =====      =====      ===

                                            (1) Disclosed in the Statement of Operations under Net realized and unrealized gain
                                                (loss) on investments.
                                            (2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                            Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                   PHOENIX SMALL-CAP GROWTH SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)
                                                                                        DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
                         SHARES    VALUE                             SHARES    VALUE    157-4
                       --------- ---------                         --------- ---------  The following table provides a summary of
COMMON STOCKS--95.1%                        INDUSTRIALS--16.3%                          inputs used to value the Series' net
                                            Cornell Cos., Inc.(2)     19,900 $     323  assets as of June 30, 2009 (See Security
CONSUMER DISCRETIONARY--16.6%               CoStar Group, Inc.(2)      8,400       335  Valuation Note 2A in the Notes to
Ameristar Casinos,                          EnerSys(2)                12,700       231  Financial Statements):
 Inc.                     14,600 $     278  FTI Consulting, Inc.(2)    6,500       330
BJ's Restaurants,                           GEO Group, Inc.                                                      Total
 Inc.(2)                  14,900       251   (The)(2)                 21,100       392                          Value at Level 1 -
Capella Education Co.                       Healthcare Services                                                 June 30,  Quoted
 (2)                       5,200       312   Group, Inc.              16,000       286                            2009    Prices
hhgregg, Inc.(2)          18,900       286  Heico Corp.                9,000       326                         --------- ---------
Isle of Capri Casinos,                      ICF International,                          INVESTMENTS IN SECURITIES:
 Inc.(2)                  24,300       324   Inc.(2)                   8,700       240  Equity Securities:
Jarden Corp.(2)           20,100       377  Middleby Corp.(2)          7,500       329    Common Stocks         $23,167   $23,167
Lincoln Educational                         Old Dominion Freight                          Short-Term
 Services Corp.(2)        14,900       312   Line, Inc.(2)            16,000       537      Investments           1,227     1,227
Orient-Express Hotel                        Polypore                                                            -------   -------
 Ltd. Class A             80,000       679   International,                                 Total               $24,394   $24,394
Royal Caribbean                              Inc.(2)                  27,500       306                          =======   =======
 Cruises Ltd.             18,400       249  Tetra Tech, Inc.(2)       11,800       338
Steiner Leisure Ltd.(2)    7,400       226                                   ---------  There are no Level 2 (Significant
Tractor Supply Co.(2)      9,300       384                                       3,973  Observable Inputs) and Level 3
Warnaco Group, Inc.                                                          ---------  (Significant Unobservable Inputs) priced
 (The)(2)                 11,500       373                                              securities.
                                 ---------  INFORMATION TECHNOLOGY--24.9%
                                     4,051  Constant Contact,                           The following is a reconciliation of
                                 ---------   Inc.(2)                  12,200       242  assets of the series for Level 3
                                            DG FastChannel,                             investments for which significant
CONSUMER STAPLES--2.2%                       Inc.(2)                  15,000       274  unobservable inputs were used to determine
Bare Escentuals,                            Global Cash Access                          fair value:
 Inc.(2)                  28,800       255   Holdings, Inc.(2)        34,000       271
United Natural Foods,                       Hittite Microwave                                                               Common
 Inc.(2)                  10,200       268   Corp.(2)                  9,200       320                                      Stocks
                                 ---------  Informatica Corp.(2)      20,000       344                                      ------
                                       523  Macrovision Solutions                       INVESTMENTS IN SECURITIES:
                                 ---------   Corp.(2)                 14,100       308  BALANCE AS OF DECEMBER 31, 2008 ...  $ 30
                                            NetLogic Microsystems,                      Accrued discounts/premiums ........    --
ENERGY--3.3%                                 Inc.(2)                   7,900       288  Realized gain (loss) (1). .........    12
Arena Resources, Inc.(2)  13,400       427  Nuance Communications,                      Change in unrealized appreciation
Concho Resources,                            Inc.(2)                  23,800       288   (depreciation) (1). ..............    --
 Inc.(2)                  13,385       384  RightNow Technologies,                      Net purchases (sales). ............   (42)
                                 ---------   Inc.(2)                  31,200       368  Transfers in and/or out of Level
                                       811  Riverbed Technology,                         3(2) .............................    --
                                 ---------   Inc.(2)                  10,700       248                                       ----
                                            Semtech Corp.(2)          22,700       361  BALANCE AS OF JUNE 30, 2009 .......  $ --
FINANCIALS--5.5%                            Silicon Laboratories,                                                            ====
Dollar Financial                             Inc.(2)                  12,200       463
 Corp.(2)                 23,400       323  Starent Networks                            (1) Disclosed in the Statement of
GFI Group, Inc.           44,200       298   Corp.(2)                 12,100       295      Operations under Net realized and
Janus Capital Group,                        Taleo Corp. Class A(2)    13,800       252      unrealized gain (loss) on
 Inc.                     29,200       333  THQ, Inc.(2)              50,700       363      investments.
Waddell & Reed                              Ultimate Software
 Financial, Inc.                             Group, Inc.(2)           24,900       604  (2) "Transfers in and/or out" represent
 Class A                  14,500       382  Varian Semiconductor                            the ending value as of June 30, 2009,
                                 ---------   Equipment Associates,                          for any investment security where a
                                     1,336    Inc.(2)                 16,900       405      change in the pricing level occurred
                                 ---------  VistaPrint Ltd.(2)         8,400       358      from the beginning to the end of the
HEALTH CARE--25.1%                                                           ---------      period.
Air Methods Corp.(2)      14,200       388                                       6,052
Alexion                                                                      ---------  Certain level 3 securities have been
 Pharmaceuticals,                                                                       determined based on availability of only a
 Inc.(2)                   7,000       288  TELECOMMUNICATION SERVICES--1.2%            single broker source, which may or may not
Emergency Medical                           Neutral Tandem,                             be a principal market maker. Other level 3
 Services Corp.                              Inc.(2)                  10,200       301  securities are without an active market or
 Class A(2)               13,300       490  ------------------------------------------  market participants and therefore are
HMS Holdings Corp.(2)      8,800       358  TOTAL COMMON STOCKS                         internally fair valued. These internally
ICU Medical, Inc.(2)       9,700       399  (IDENTIFIED COST $20,018)           23,167  fair valued securities derive their
Illumina, Inc.(2)          8,900       347  ------------------------------------------  valuation based on the review of inputs
Inverness Medical                           TOTAL LONG TERM INVESTMENTS--95.1%          such as, but not limited to, similar
 Innovations,                               (IDENTIFIED COST $20,018)           23,167  securities, liquidity factors, capital
 Inc.(2)                  16,600       591  ------------------------------------------  structure, and credit analysis.
IPC (The) Hospitalist
 Co., Inc.(2)             13,800       368  SHORT-TERM INVESTMENTS--5.0%
MedAssets, Inc.(2)        23,400       455
Mednax, Inc.(2)            6,500       274  MONEY MARKET MUTUAL FUNDS--5.0%
NuVasive, Inc.(2)          8,700       388  State Street Institutional
Psychiatric Solutions,                       Liquid Reserves Fund
 Inc.(2)                  15,200       346   Institutional Shares
Sirona Dental Systems,                       (seven-day effective
 Inc.(2)                  14,300       286   yield 0.420%)         1,226,975 $   1,227
SXC Health Solutions                        ------------------------------------------
 Corp.(2)                 12,200       310  TOTAL SHORT-TERM INVESTMENTS
VCA Antech, Inc.(2)       12,600       336  (IDENTIFIED COST $1,227)             1,227
Wright Medical Group,                       ------------------------------------------
 Inc.(2)                  30,500       496  TOTAL INVESTMENTS--100.1%
                                 ---------  (IDENTIFIED COST $21,245)           24,394(1)
                                     6,120
                                 ---------  Other assets and liabilities,
                                             net--(0.1)%                           (31)
                                                                             ---------

                                            NET ASSETS--100.0%               $  24,363
                                                                             =========

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                   PHOENIX SMALL-CAP VALUE SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                            SHARES    VALUE
                       --------- ---------                         --------- ---------                         -------- ---------
COMMON STOCKS--97.4%                        INDUSTRIALS--27.2%                          SHORT-TERM INVESTMENTS--1.8%
                                            Astec Industries,
CONSUMER DISCRETIONARY--15.0%                Inc.(2)                  22,500 $     668  MONEY MARKET MUTUAL FUNDS--1.8%
Brink's Home Security                       BE Aerospace,                               State Street Institutional
 Holdings, Inc.(2)        26,100 $     739   Inc.(2)                  45,600       655   Liquid Reserves Fund
Buckle, Inc. (The)        10,700       340  Genesee & Wyoming, Inc.                      Institutional Shares
Jarden Corp.(2)           45,000       843  Class A(2)                27,700       734   (seven-day effective
John Wiley & Sons,                          Kaydon Corp.              21,400       697   yield 0.420%)          615,202 $     615
 Inc. Class A             21,500       715  Landstar System, Inc.     20,300       729  -----------------------------------------
Marcus Corp. (The)        63,400       667  Lennox International,                       TOTAL SHORT-TERM INVESTMENTS
Tupperware Brands Corp.   29,200       760   Inc.                     24,200       777  (IDENTIFIED COST $615)                615
Vail Resorts, Inc.(2)     13,900       373  Middleby Corp.(2)         18,100       795  -----------------------------------------
Wolverine World Wide,                       Moog, Inc. Class A(2)     28,600       738  TOTAL INVESTMENTS--99.2%
 Inc.                     32,600       719  Northwest Pipe Co.(2)     20,200       702  (IDENTIFIED COST $32,948)          34,130(1)
                                 ---------  Rollins, Inc.             40,600       703
                                     5,156  Smith (A.O.) Corp.        24,500       798  Other assets and liabilities,
                                 ---------  Teledyne Technologies,                       net--0.8%                            283
                                             Inc.(2)                  22,100       724                                  ---------
CONSUMER STAPLES--10.4%                     Wabtec Corp.              19,700       634  NET ASSETS--100.0%              $  34,413
BJ's Wholesale Club,                                                         ---------                                  =========
 Inc.(2)                  22,800       735                                       9,354
Casey's General Stores,                                                      ---------  DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
 Inc.                     30,600       786                                              157-4
Chattem, Inc.(2)          13,000       885  INFORMATION TECHNOLOGY--9.4%                The following table provides a summary of
Diamond Foods, Inc.       14,000       391  FactSet Research                            inputs used to value the Series' net
J & J Snack Foods Corp.   22,200       797   Systems, Inc.             6,600       329  assets as of June 30, 2009 (See Security
                                 ---------  ManTech International                       Valuation Note 2A in the Notes to
                                     3,594   Corp. Class A(2)         16,700       719  Financial Statements):
                                 ---------  MKS Instruments,
                                             Inc.(2)                  54,200       715                           Total
ENERGY--2.5%                                Perot Systems Corp.                                                 Value at Level 1 -
Approach Resources,                          Class A(2)               54,500       781                         June 30,    Quoted
 Inc.(2)                  20,800       143  Progress Software                                                     2009     Prices
Atlas America, Inc.       40,100       717   Corp.(2)                 33,000       699                         --------- ---------
                                 ---------                                   ---------  INVESTMENTS IN SECURITIES:
                                       860                                       3,243  Equity Securities:
                                 ---------                                   ---------   Common Stocks          $33,515   $33,515
                                                                                         Short-Term Investments     615       615
FINANCIALS--18.6%                           MATERIALS--2.4%                                                    --------   -------
BancFirst Corp.           10,300       356  AptarGroup, Inc.          24,500       827    Total                 $34,130   $34,130
Equity Lifestyle                                                             ---------                         ========   =======
 Properties, Inc.         21,600       803                                              There are no Level 2 (Significant
First Niagara Financial                     UTILITIES--9.5%                             Observable Inputs) and Level 3
 Group, Inc.              55,500       634  Avista Corp.              51,800       923  (Significant Unobservable Inputs) priced
IPC Holdings Ltd.         30,200       826  Cleco Corp.               33,400       749  securities.
Knight Capital Group,                       Portland General
 Inc. Class A(2)          46,300       789   Electric Co.             42,300       824
Mack-Cali Realty Corp.    28,700       654  Westar Energy, Inc.       41,300       775
Stifel Financial                                                             ---------
 Corp.(2)                 15,000       721                                       3,271
Suffolk Bancorp            6,700       172  ------------------------------------------
Texas Capital                               TOTAL COMMON STOCKS
 Bancshares, Inc.(2)      46,200       715  (IDENTIFIED COST $32,333)           33,515
UMB Financial Corp.       19,300       734  ------------------------------------------
                                 ---------  TOTAL LONG TERM INVESTMENTS--97.4%
                                     6,404  (IDENTIFIED COST $32,333)           33,515
                                 ---------  ------------------------------------------

HEALTH CARE--2.4%
Endo Pharmaceuticals
 Holdings, Inc.(2)        45,000       806
                                 ---------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements


                                                 PHOENIX STRATEGIC ALLOCATION SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                              PAR                                       PAR                                         PAR
                             VALUE  VALUE                              VALUE    VALUE                              VALUE    VALUE
                            ------ -------                           -------- --------                           -------- --------
MUNICIPAL BONDS--2.8%                       AGENCY--CONTINUED                           NON-AGENCY--CONTINUED
ARIZONA--0.4%                                5.500%, 12/1/38         $    893 $    923  Lehman Brothers - UBS
Salt River Project                           4.000%, 1/1/39               341      331   Commercial Mortgage
 Agricultural Improvement &                  4.500%, 1/1/39               248      248   Trust
 Power District 08-A,                        6.000%, 1/1/39               363      380   06-C6, A4
 5.000%, 1/1/38             $  635 $   630   4.500%, 3/1/39             1,077    1,076   5.372%, 9/15/39         $    325 $    264
                                   -------   5.000%, 3/1/39               393      401   07-C2, A2
CALIFORNIA--1.4%                             6.000%, 3/1/39               262      274   5.303%, 2/15/40            1,230    1,108
Alameda Corridor                             4.500%, 4/1/39             1,195    1,194   07-C6, A2
 Transportation Authority                    4.000%, 5/1/39               599      581   5.845%, 7/15/40              500      457
 Taxable 99-C                                4.500%, 5/1/39             1,200    1,199   07-C7, A3
 (NATL-RE Insured)                          FNMA TBA                                     5.866%, 9/15/45(3)           700      535
 6.600%, 10/1/29             1,000     953   5.500%, 7/15/39            1,400    1,445  Merrill Lynch Mortgage
Kern County Pension                         GNMA                                         Trust 06-C1, AM
 Obligation Taxable                          6.500%, 11/15/23              72       76   5.840%, 5/12/39(3)           700      408
 (NATL-RE Insured)                           6.500%, 12/15/23              13       14  Morgan Stanley Capital I
 7.260%, 8/15/14               420     449   6.500%, 2/15/24              109      117   06-T23, A4
Sonoma County Pension                        6.500%, 6/15/28              131      142   5.984%, 8/12/41(3)           790      668
 Obligation Taxable                          6.500%, 7/15/31               95      102   06-IQ12, A4
 (FSA Insured)                               6.500%, 11/15/31              95      102   5.332%, 12/15/43             525      393
 6.625%, 6/1/13                795     820   6.500%, 2/15/32               55       59  SBA Commercial Mortgage
                                   -------   6.500%, 4/15/32               83       89   Backed Securities Trust
                                     2,222                                    --------   144A 06-1A, A
                                   -------                                      19,603   5.314%, 11/15/36(4)          500      468
FLORIDA--0.1%                                                                 --------  Timberstar Trust 06-1A,
Miami-Dade County                           NON-AGENCY--8.6%                             A 144A
 Educational Facilities                     Banc of America Funding                      5.668%, 10/15/36(4)          675      594
 Authority Taxable Series C                  Corp.                                      Wachovia Bank Commercial
 5.480%, 4/1/16                105     104   05-8, 1A1                                   Mortgage Trust
                                   -------   5.500%, 1/25/36              491      433   07-C30, A5
PENNSYLVANIA--0.8%                          Bear Stearns Adjustable                      5.342%, 12/15/43             285      187
City of Pittsburgh Pension                   Rate                                        07-C33, A4
 Obligation Taxable                          Mortgage Trust                              6.100%, 2/15/51(3)           425      313
 Series C                                    05-12, 13A1                                Wells Fargo Mortgage
 (NATL-RE, FGIC Insured)                     5.444%, 2/25/36(3)           527      323   Backed Securities Trust
 6.500%, 3/1/17              1,250   1,252  Bear Stearns Commercial                      04-EE, 2A3
                                   -------   Mortgage Securities                         3.585%, 12/25/34(3)          378      211
VIRGINIA--0.1%                               06-PW12, A4                                 05-AR4, 2A1
Tobacco Settlement                           5.903%, 9/11/38(3)           940      818   4.537%, 4/25/35(3)           973      842
 Financing Corp.                             07-PW18, AM                                 05-AR4, 2A2
 Taxable 07-A1,                              6.084%, 6/11/50(3)           550      283   4.537%, 4/25/35(3)           146      129
 6.706%, 6/1/46                220     136  Citigroup Mortgage Loan                                                       --------
                                   -------   Trust, Inc. 05-5, 2A3                                                          13,593
------------------------------------------   5.000%, 8/25/35              411      343  ------------------------------------------
TOTAL MUNICIPAL BONDS                       Citigroup/Deutsche Bank                     TOTAL MORTGAGE-BACKED
(IDENTIFIED COST $4,332)             4,344  Commercial Mortgage                          SECURITIES
------------------------------------------   Trust 06-CD2, A4                           (IDENTIFIED COST $36,152)           33,196
MORTGAGE-BACKED SECURITIES--21.1%            5.545%, 1/15/46(3)         1,190      988  ------------------------------------------
                                            Credit Suisse Mortgage                      ASSET-BACKED SECURITIES--1.4%
AGENCY--12.5%                                Capital Certificates                       Bayview Financial
 FHLMC R010-AB                               06-C1, A4                                   Acquisition Trust
 5.500%, 12/15/19              416     428   5.609%, 2/15/39(3)         1,710    1,383   06-A, 1A2
FNMA                                        Crown Castle Towers LLC                      5.483%, 2/28/41(3)           325      236
 4.000%, 6/1/20                488     489   144A 05-1A, AFX                            Bosphorus Financial
 4.500%, 7/1/20                 38      39   4.643%, 6/15/35(4)           800      780   Services Ltd. 144A
 6.500%, 10/1/31                24      26  First Horizon Asset                          2.683%, 2/15/12(3)(4)        275      239
 6.000%, 9/1/32                147     155   Securities, Inc.                           Capital One Auto Finance
 5.000%, 10/1/33             1,400   1,435   05-AR1, 2A1                                 Trust 07-B, A3A
 5.000%, 6/1/35                301     307   5.001%, 4/25/35(3)           581      428   5.030%, 4/15/12              272      275
 5.000%, 10/1/35               374     382  GE Capital Commercial                       Carmax Auto Owner Trust
 5.000%, 3/1/36                523     534   Mortgage Corp. 03-C1, C                     05-2, A4
 6.000%, 9/1/36                233     244   4.975%, 1/10/38(3)           175      149   4.340%, 9/15/10              286      288
 5.000%, 2/1/37              2,400   2,449  GS Mortgage Securities                      Dunkin Securitization
 5.500%, 4/1/37                224     232   Corp. II 05-GG4, AJ                         06-1,
 6.000%, 10/1/37               307     321   4.782%, 7/10/39              800      422   M1 144A
 5.000%, 5/1/38              1,366   1,393   07-GG10, A4                                 8.285%, 6/20/31(4)           305      254
 5.500%, 6/1/38                273     282   5.993%, 8/10/45(3)           460      348  GMAC Mortgage Corp. Loan
 5.000%, 11/1/38               227     231  JPMorgan Chase                               Trust 05-HE2, A3
 5.500%, 11/1/38               500     517   Commercial Mortgage                         4.622%, 11/25/35(3)           73       69
 6.000%, 11/1/38               755     790   Securities Corp.
 5.500%, 12/1/38               577     596   07-LD12, A4
                                             5.882%, 2/15/51(3)           425      318

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements


                                                PHOENIX STRATEGIC ALLOCATION SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                            PAR                                         PAR                                         PAR
                           VALUE    VALUE                              VALUE    VALUE                              VALUE    VALUE
                         -------- --------                           -------- --------                           -------- --------
ASSET-BACKED SECURITIES--CONTINUED          ENERGY--CONTINUED                           FINANCIALS--CONTINUED
JPMorgan Mortgage                           Petropower I Funding                        Petroplus Finance Ltd.
 Acquisition Corp.                           Trust 144A                                  144A
 06-CW2, AF3                                 7.360%, 2/15/14(4)      $    326 $    324   6.750%, 5/1/14(4)       $    150 $    130
 5.777%, 8/25/36(3)      $    470 $    210  Plains Exploration &                        PNC Funding Corp.
 06-CW2, AF4                                 Production Co.                              5.400%, 6/10/14              208      210
 6.080%, 8/25/36(3)           530      161   7.750%, 6/15/15              125      117  ProLogis
Residential Funding                         Swift Energy Co.                             6.625%, 5/15/18              120       95
 Mortgage Securities II,                     7.125%, 6/1/17               175      124  Realty Income Corp.
 Inc. 06-HSA1, A3                           TEPPCO Partners LP                           6.750%, 8/15/19              110       99
 5.230%, 2/25/36(3)         1,000      354   7.625%, 2/15/12              130      136  SLM Corp.
Wachovia Auto Loan Owner                    Weatherford                                  0.896%, 2/1/10(3)          1,950    1,796
 Trust 06-2A, A3 144A                        International Ltd.                         SunTrust Banks, Inc.
 5.230%, 8/22/11(4)           115      116   9.625%, 3/1/19                45      53    5.250%, 11/5/12              150      153
------------------------------------------                                    --------  UFJ Finance AEC
TOTAL ASSET-BACKED SECURITIES                                                    1,581   6.750%, 7/15/13              275      285
(IDENTIFIED COST $3,654)             2,202                                    --------  Wachovia Corp.
------------------------------------------  FINANCIALS--6.4%                             4.875%, 2/15/14              355      347
CORPORATE BONDS--14.6%                      American Express Credit                     Westfield Capital Corp.
CONSUMER DISCRETIONARY--1.0%                 Corp. Series C                              Ltd./ Westfield Finance
Autozone, Inc.                               7.300%, 8/20/13              200      208   Authority 144A
 5.750%, 1/15/15              150      149  Assurant, Inc.                               5.125%, 11/15/14(4)          355      319
Best Buy Co., Inc.                           5.625%, 2/15/14              250      223  Zions Bancorp
 6.750%, 7/15/13              140      145  Bank of America Corp.                        5.650%, 5/15/14            1,000      755
Brunswick Corp.                              5.650%, 5/1/18               400      354                                    --------
 11.750%, 8/15/13             145      108  Bank of New York/Mellon                                                         10,052
Daimler Finance North                        Corp. (The)                                                                  --------
 America LLC                                 4.950%, 11/1/12              180      190  HEALTH CARE--0.2%
 6.500%, 11/15/13             130      132  Bear Stearns Cos., Inc.                     Quest Diagnostics, Inc.
Hasbro, Inc.                                 LLC (The)                                   6.400%, 7/1/17               280      286
 6.300%, 9/15/17              200      195   7.250%, 2/1/18               250      264                                    --------
Royal Caribbean Cruises                     Citigroup, Inc.                             INDUSTRIALS--2.9%
 Ltd.                                        5.000%, 9/15/14               40       34  American Airlines, Inc.
 7.250%, 6/15/16              285      226   4.875%, 5/7/15               195      159   01-1,
Seneca Gaming Corp.                         Credit Suisse New York                       6.977%, 5/23/21              496      300
 Series B                                    5.000%, 5/15/13              260      266  Continental Airlines,
 7.250%, 5/1/12               225      196  Deutsche Bank Financial                      Inc. 98-1A,
Staples, Inc.                                LLC                                         6.648%, 3/15/19              357      293
 9.750%, 1/15/14               40       45   5.375%, 3/2/15               131      127  Equifax, Inc.
Time Warner Cable, Inc.                     Ford Motor Credit Co.                        6.300%, 7/1/17               240      234
 5.850%, 5/1/17               130      130   LLC                                        ITW Cupids Financing
Videotron Ltee                               8.625%, 11/1/10              180      169   Trust I 144A
 6.375%, 12/15/15             175      158   9.875%, 8/10/11              238      220   6.550%, 12/31/11(4)(12)    2,000    1,993
                                  --------   7.800%, 6/1/12               200      172  Owens Corning, Inc.
                                     1,484  General Electric Capital                     6.500%, 12/1/16               60       53
                                  --------   Corp.                                      Pitney Bowes, Inc.
CONSUMER STAPLES--0.6%                       5.375%, 10/20/16             700      685   4.750%, 5/15/18              375      349
BAT International                           GMAC LLC                                    Rockwell Collins, Inc.
 Finance plc 144A                            144A 6.875%, 8/28/12(4)      316      267   4.750%, 12/1/13            1,000    1,007
 9.500%, 11/15/18(4)           50       59   144A 6.750%, 12/1/14(4)       49       39  Terex Corp.
Reynolds American, Inc.                     GMAC, Inc. 144A                              7.375%, 1/15/14              110      101
 7.300%, 7/15/15              600      601   6.875%, 9/15/11(4)            24       21  United Airlines, Inc.
Tate & Lyle                                 Goldman Sachs Group,                         01-A1,
 International Finance                       Inc. (The)                                  6.071%, 3/1/13                16       16
 plc 144A                                    5.950%, 1/18/18              165      160  United Rentals North
 6.625%, 6/15/16(4)           275      251   6.150%, 4/1/18               175      170   America, Inc.
                                  --------  HBOS plc 144A                                6.500%, 2/15/12              175      171
                                       911   5.375%, 11/29/49(3)(4)     1,000      483                                    --------
                                  --------  HRPT Properties Trust                                                            4,517
ENERGY--1.0%                                 5.750%, 11/1/15              275      224                                    --------
Buckeye Partners LP                         Janus Capital Group,                        INFORMATION TECHNOLOGY--0.5%
 6.050%, 1/15/18               50       45   Inc.                                       Broadridge Financial
Denbury Resources, Inc.                      6.500%, 6/15/12              150      139   Solutions, Inc.
 7.500%, 12/15/15             185      177  JPMorgan Chase & Co.                         6.125%, 6/1/17               250      211
Helix Energy Solutions                       5.250%, 5/1/15               250      240  Intuit, Inc.
 Group, Inc. 144A                            Series 1,                                   5.750%, 3/15/17               71       67
 9.500%, 1/15/16(4)            50       46   7.900%, 12/31/49(3)           89       78  Jabil Circuit, Inc.
Kinder Morgan Finance                       Korea Development Bank                       8.250%, 3/15/18              170      154
 Co. ULC                                     5.300%, 1/17/13              137      135  Tyco Electronic Group SA
 5.700%, 1/5/16               225      194  Merrill Lynch & Co.,                         6.000%, 10/1/12              100       98
NGPL PipeCo. LLC 144A                        Inc.                                       Xerox Corp.
 6.514%, 12/15/12(4)          250      262   6.110%, 1/29/37              270      209   6.750%, 2/1/17               325      296
PetroHawk Energy Corp.                      National Capital Trust                                                        --------
 144A                                        II 144A                                                                           826
 10.500%, 8/1/14(4)           100      103   5.486%, 12/29/49(3)(4)       950      627                                    --------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                PHOENIX STRATEGIC ALLOCATION SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                            PAR
                           VALUE    VALUE                             SHARES    VALUE                             SHARES    VALUE
                         -------- --------                           -------- --------                           -------- --------
MATERIALS--0.8%                             PREFERRED STOCK--0.0%                       INDUSTRIALS--7.8%
Agrium, Inc.                                FINANCIALS--0.0%                            Boeing Co. (The)           44,000 $  1,870
 6.750%, 1/15/19         $    180 $    178  Preferred Blocker, Inc.                     Caterpillar, Inc.          65,000    2,148
ArcelorMittal                                (GMAC) Pfd.                                Continental Airlines,
 6.125%, 6/1/18               180      153   7.000%                        84 $     36   Inc
Catalyst Paper Corp.                        ------------------------------------------  Class B(2)                240,000    2,127
 7.375%, 3/1/14               180       77  TOTAL PREFERRED STOCK                       Foster Wheeler AG(2)       79,000    1,876
CRH America, Inc.                           (IDENTIFIED COST $27)                   36  L-3 Communications
 6.000%, 9/30/16              255      227  ------------------------------------------   Holdings, Inc.            30,100    2,088
 8.125%, 7/15/18              150      145  COMMON STOCKS--57.6%                        Union Pacific Corp.        40,000    2,082
Nova Chemicals Corp.                                                                                                      --------
 4.538%, 11/15/13(3)          195      162  CONSUMER DISCRETIONARY--4.2%                                                    12,191
Verso Paper Holdings                         McDonald's Corp.          40,000    2,300                                    --------
 LLC/ Verso Paper, Inc.                     NIKE, Inc. Class B         41,600    2,154  INFORMATION TECHNOLOGY--10.0%
 Series B                                    Under Armour, Inc.                         Cisco Systems, Inc.(2)    116,000    2,162
 4.778%, 8/1/14(3)             93       44   Class A(2)                94,000    2,104  Corning, Inc.             133,000    2,136
Xstrata Canada Corp.                                                          --------  Hewlett-Packard Co.        62,000    2,396
 5.500%, 6/15/17              260      225                                       6,558  International Business
                                  --------                                    --------   Machines Corp.            20,000    2,089
                                     1,211  CONSUMER STAPLES--6.7%                      Microsoft Corp.            99,000    2,353
                                  --------  Altria Group, Inc.        113,500    1,860  Nokia OYJ Sponsored ADR   161,600    2,356
TELECOMMUNICATION SERVICES--0.3%            Bunge Ltd.                 34,300    2,067  QUALCOMM, Inc.             50,400    2,278
Frontier Communication                      Costco Wholesale Corp.     46,000    2,102                                    --------
 Corp.                                      PepsiCo, Inc.              43,000    2,363                                      15,770
 6.250%, 1/15/13              190      176  Philip Morris                                                                 --------
OJSC Vimpel                                  International, Inc.       50,000    2,181  MATERIALS--4.8%
 Communications 144A                                                          --------  Alcoa, Inc.               130,000    1,343
 (VIP Finance Ireland                                                           10,573  Freeport-McMoRan Copper
 Ltd.)                                                                        --------   & Gold, Inc.              42,000    2,105
 9.125%, 4/30/18(4)           125      106  ENERGY--9.0%                                Nucor Corp.                47,000    2,088
Qwest Corp.                                 Chesapeake Energy Corp.    49,600      984  Potash Corp. of
 7.875%, 9/1/11               125      125  ConocoPhillips             49,900    2,099   Saskatchewan, Inc.        22,000    2,047
 6.500%, 6/1/17               143      126  Halliburton Co.           109,900    2,275                                    --------
                                  --------  Massey Energy Co.          79,492    1,553                                       7,583
                                       533  Occidental Petroleum                                                          --------
                                  --------   Corp.                     32,000    2,106  TELECOMMUNICATION SERVICES--2.7%
UTILITIES--0.9%                             Petroleo Brasileiro                         AT&T, Inc.                 84,000    2,087
Allegheny Energy Supply                      SA ADR                    49,000    2,008  Verizon Communications,
 Co. LLC 144A                               St. Mary Land &                              Inc.                      72,000    2,212
 8.250%, 4/15/12(4)           110      114   Exploration Co.           62,000    1,294                                    --------
AmeriGas Partners LP                        Valero Energy Corp.       105,000    1,773                                       4,299
 7.250%, 5/20/15              500      471                                    --------  ------------------------------------------
Great River Energy 144A                                                         14,092  TOTAL COMMON STOCKS
 5.829%, 7/1/17(4)            131      126                                    --------  (IDENTIFIED COST $80,347)           90,488
Midwest Generation LLC                      FINANCIALS--4.4%                            ------------------------------------------
 Series B                                   Allstate Corp. (The)       46,000    1,122  EXCHANGE TRADED FUNDS--1.3%
 8.560%, 1/2/16                92       90  Goldman Sachs Group,                        PowerShares Deutsche
Northeast Utilities                          Inc. (The)                15,000    2,212   Bank Agriculture
 5.650%, 6/1/13               200      201  Hudson City Bancorp,                         Fund(2)                  77,900     1,983
United Energy                                Inc.                     159,200    2,116  ------------------------------------------
 Distribution Holdings                      Reinsurance Group of                        TOTAL EXCHANGE TRADED FUNDS
 Property Ltd. 144A                          America, Inc.             40,000    1,396  (IDENTIFIED COST $1,941)             1,983
 5.450%, 4/15/16(4)           500      461                                    --------  ------------------------------------------
                                  --------                                       6,846  TOTAL LONG TERM INVESTMENTS--98.9%
                                     1,463                                    --------  (IDENTIFIED COST $151,807)         155,204
------------------------------------------  HEALTH CARE--8.0%                           ------------------------------------------
TOTAL CORPORATE BONDS                       Celgene Corp.(2)           40,500    1,938
(IDENTIFIED COST $25,242)           22,864  Gilead Sciences, Inc.(2)   47,000    2,202
------------------------------------------  Johnson & Johnson          37,700    2,141
                                            Merck & Co., Inc.          70,900    1,982
LOAN AGREEMENTS(3)--0.1%                    St. Jude Medical, Inc.(2)  52,000    2,137
                                            UnitedHealth Group, Inc.   87,100    2,176
CONSUMER DISCRETIONARY--0.0%                                                  --------
Lamar Media Corp.                                                               12,576
 Tranche F,                                                                   --------
 5.500%, 3/31/14               40       40
                                  --------

UTILITIES--0.1%
Texas Competitive
 Electric Holdings Co.
 LLC Tranche B-2,
 3.906%, 10/10/14              72       51
                                  --------
------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $112)                  91
------------------------------------------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                 PHOENIX STRATEGIC ALLOCATION SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE
                       --------- ---------
SHORT-TERM INVESTMENTS--1.6%                  COUNTRY WEIGHTINGS as of 6/30/09* +         ABBREVIATIONS:
                                              ------------------------------------------  ADR          American Depositary Receipt
MONEY MARKET MUTUAL FUNDS--1.6%               United States                      92%      FGIC         Financial Guaranty Insurance
State Street Institutional                    Canada                              2                    Company
 Liquid Reserves Fund                         Australia                           1       FHLMC        Freddie Mac or Federal Home
 Institutional Shares                         Brazil                              1                    Loan Mortgage Corporation
 (seven-day effective                         Finland                             1       FNMA         Fannie Mae or Federal
 yield 0.420%)         2,486,233 $   2,486    Switzerland                         1                    National Mortgage Association
------------------------------------------    United Kingdom                      1       FSA          Financial Security Assurance,
TOTAL SHORT-TERM INVESTMENTS                  Other                               1                    Inc.
(IDENTIFIED COST $2,486)             2,486    ------------------------------------------  GNMA         Ginnie Mae or Government
------------------------------------------    Total                             100%                   National Mortgage Association
TOTAL INVESTMENTS--100.5%                     ------------------------------------------  NATL/NATL-RE National Public Finance
(IDENTIFIED COST $154,293)         157,690(1) * FOREIGN SECURITY COUNTRY DETERMINATION:                Guarantee Corp., formerly
                                                A combination of the following criteria   TBA          Municipal Bond Insurance
Other Assets and                                is used to assign the countries of risk                Association.
 Liabilities--(0.5)%                  (750)     listed in the table shown above. Country               To be announced.
                                 ---------      of incorporation, actual building
NET ASSETS--100.0%               $ 156,940      address, primary exchange on which
                                 =========      security is traded and country in which
                                                the greatest percentage of company
DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP      revenue is generated.
157-4
The following table provides a summary of     + % of total investments as of June 30,
inputs used to value the Series' net            2009
assets as of June 30, 2009 (See Security      ------------------------------------------
Valuation Note 2A in the Notes to
Financial Statements):
                                              The following is a reconciliation of assets of the series for Level 3 investments for
                Total   Level   Level 2 -     which significant unobservable inputs were used.
              Value at   1 -   Significant
              June 30,  Quoted Observable                                                           Mortgage-Backed   Corporate
                2009    Prices    Inputs                                                   Total       Securities        Debt
              -------- ------- -----------                                                -------   ---------------   ---------
INVESTMENTS IN SECURITIES:                    INVESTMENTS IN SECURITIES:
Debt Securities:                              BALANCE AS OF DECEMBER 31, 2008 .........   $ 1,205        $ 524          $ 681
 Municipal                                    Accrued discounts/premiums ..............        --           (1)             1
  Debt        $  4,344 $    --   $ 4,344      Realized gain (loss)(1)  ................      (188)        (184)            (4)
 Mortgage-                                    Change in unrealized appreciation
  Backed                                       (depreciation)(1)  .....................       430          338             92
  Securities    33,196      --    33,196      Net purchases (sales)  ..................      (388)         (83)          (305)
 Asset-Backed                                 Transfers in and/or out of Level 3(2) ...    (1,059)        (594)          (465)
  Securities     2,202      --     2,202                                                  -------        -----          -----
 Corporate                                    BALANCE AS OF JUNE 30, 2009 .............   $    --        $  --          $  --
  Debt          22,864      --    22,864                                                  =======        =====          =====
 Loan
  Agreements        91      --        91      (1) Disclosed in the Statement of Operations under Net realized and unrealized gain
Equity                                            (loss) on investments.
 Securities:                                  (2) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any
 Preferred                                        investment security where a change in the pricing level occurred from the
  Stock             36      36        --          beginning to the end of the period.
 Common
  Stocks        90,488  90,488        --      Certain level 3 securities have been determined based on availability of only a single
 Exchange                                     broker source, which may or may not be a principal market maker. Other level 3
  Traded                                      securities are without an active market or market participants and therefore are
  Funds          1,983   1,983        --      internally fair valued. These internally fair valued securities derive their valuation
 Short-Term                                   based on the review of inputs such as, but not limited to, similar securities,
  Investments    2,486   2,486        --      liquidity factors, capital structure, and credit analysis.
              -------- -------   -------
  Total       $157,690 $94,993   $62,697
              ======== =======   =======

There are no level 3 (significant
unobservable inputs) priced securities.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                PHOENIX-ABERDEEN INTERNATIONAL SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES     VALUE                              PAR
                       --------- ---------                        ---------- ---------                           VALUE     VALUE
PREFERRED STOCK--4.1%                       INDUSTRIALS--11.6%                                                 --------- --------
                                            Deutsche Post AG                            COMMERCIAL PAPER (10)--0.1%
INFORMATION TECHNOLOGY--4.1%                 Registered Shares       264,500 $   3,445  Cargill, Inc. 0.200%,
Samsung Electronics                         FANUC Ltd.                91,400     7,362   7/17/09               $     300 $    300
 Co., Ltd. Pfd. 1.620%    47,336 $  14,491  Grupo Aeroportuario                         -----------------------------------------
------------------------------------------   del Sureste S.A. de                        TOTAL SHORT-TERM INVESTMENTS
TOTAL PREFERRED STOCK                        C.V. ADR                227,300     8,865  (IDENTIFIED COST $12,668)          12,668
(IDENTIFIED COST $15,560)           14,491  Koninklijke Philips                         -----------------------------------------
------------------------------------------   Electronics N.V         434,300     7,997  TOTAL INVESTMENTS--100.3%
COMMON STOCKS--91.5%                        Schneider Electric SA    112,191     8,546  (IDENTIFIED COST $356,267)        355,424(1)
                                            Weir Group plc (The)     640,200     4,866
CONSUMER DISCRETIONARY--2.5%                                                 ---------  Other assets and
adidas AG                231,300     8,793                                      41,081   liabilities,
                                 ---------                                   ---------   net--(0.3)%                       (1,189)
                                                                                                                         --------
CONSUMER STAPLES--7.7%                      INFORMATION TECHNOLOGY--8.0%                NET ASSETS--100.0%               $354,235
British American                            Canon, Inc.              259,850     8,524                                   ========
 Tobacco plc             322,000     8,863  Taiwan Semiconductor
Metro AG                  89,800     4,286   Manufacturing Co.                          COUNTRY WEIGHTINGS as of 6/30/09* +
Morrison (WM.)                               Ltd., Sponsored ADR   1,300,762    12,240  ------------------------------------------
 Supermarkets plc      1,891,800     7,361  Telefonaktiebolaget                         United Kingdom                         19%
Nestle S.A. Registered                       LM Ericsson Class B     788,000     7,732  Japan                                  12
 Shares                  176,750     6,656                                   ---------  United States                          10
                                 ---------                                      28,496  Germany                                 8
                                    27,166                                   ---------  Switzerland                             8
                                 ---------                                              Italy                                   6
                                            MATERIALS--3.8%                             Sweden                                  5
ENERGY--13.6%                               Rio Tinto plc            222,500     7,706  Other                                  32
ENI S.p.A                571,700    13,514  Shin-Etsu Chemical                          ------------------------------------------
PetroChina Co. Ltd.                          Co. Ltd                 127,500     5,929  Total                                 100%
 Class H               5,478,000     6,079                                   ---------  ------------------------------------------
Petroleo Brasileiro SA                                                          13,635
 Sponsored ADR           411,300    13,721                                   ---------  * FOREIGN SECURITY COUNTRY DETERMINATION:
Royal Dutch Shell plc
 Class B                 120,800     3,033  TELECOMMUNICATION SERVICES--6.3%              A combination of the following criteria
Tenaris S.A. ADR         439,800    11,892  Belgacom SA              208,900     6,663    is used to assign the countries of risk
                                 ---------  China Mobile Ltd.        305,500     3,059    listed in the table shown above. Country
                                    48,239  Vodafone Group plc     6,573,300    12,674    of incorporation, actual building
                                 ---------                                   ---------    address, primary exchange on which
                                                                                22,396    security is traded and country in which
FINANCIALS--26.2%                                                            ---------    the greatest percentage of company
Bank of Yokohama Ltd.                                                                     revenue is generated.
 (The)                   685,000     3,676  UTILITIES--4.9%
City Developments Ltd. 1,373,000     8,133  Centrica plc           1,397,600     5,127  + % of total investments as of June 30,
Daito Trust                                 E.ON AG                  344,400    12,185    2009
 Construction Co. Ltd.   149,000     7,053                                   ---------  ------------------------------------------
Intesa Sanpaolo                                                                 17,312
 S.p.A.(2)             2,513,900     8,094  ------------------------------------------  DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
Mapfre SA              2,408,941     7,840  TOTAL COMMON STOCKS                         157-4
Nordea Bank AB         1,301,100    10,305  (IDENTIFIED COST $324,138)         324,325
Oversea-Chinese                             ------------------------------------------  The following table provides a summary of
 Banking Corp. Ltd.    1,453,432     6,703  RIGHTS--1.1%                                inputs used to value the Series' net
QBE Insurance Group                                                                     assets as of June 30, 2009 (See Security
 Ltd                     577,400     9,259  MATERIALS--1.1%                             Valuation Note 2A in the Notes to
Standard Chartered plc   521,400     9,779  Rio Tinto plc Rights                        Financial Statements):
Swire Pacific Ltd.                           expiration date
 Class B               5,137,500     9,837   7/1/09(2)               116,813     3,940                  Total    Level   Level 2 -
Zurich Financial                            ------------------------------------------                Value at    1 -   Significant
 Services AG                                TOTAL RIGHTS                                              June 30,  Quoted   Observable
 Registered Shares        68,400    12,049  (IDENTIFIED COST $3,901)             3,940                  2009    Prices     Prices
                                 ---------  ------------------------------------------                -------- -------- -----------
                                    92,728  TOTAL LONG TERM INVESTMENTS--96.7%          INVESTMENTS IN SECURITIES:
                                 ---------  (IDENTIFIED COST $343,599)         342,756  Equity Securities:
                                            ------------------------------------------   Preferred
HEALTH CARE--6.9%                           SHORT-TERM INVESTMENTS--3.6%                 Stocks       $ 14,491 $ 14,491     $ --
AstraZeneca plc          154,800     6,801                                               Common
Roche Holding AG                            MONEY MARKET MUTUAL FUNDS--3.5%               Stocks       324,325  324,325       --
 Registered Shares        63,000     8,564  State Street                                 Rights          3,940    3,940       --
Takeda Pharmaceutical                        Institutional Liquid                        Short-Term
 Co. Ltd.                233,500     9,114   Reserves Fund                                Investments   12,368   12,368       --
                                 ---------   Institutional Shares                       Debt Securities:
                                    24,479   (seven-day effective                        Short-Term
                                 ---------   yield 0.420%)        12,367,773    12,368    Investments      300       --      300
                                                                             ---------                -------- --------     ----
                                                                                          Total       $355,424 $355,124     $300
                                                                                                      ======== ========     ====

                                                                                        There are no Level 3 (Significant
                                                                                        Unobservable Inputs) priced securities.

ABBREVIATIONS:
ADR American Depositary Receipt

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                         PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                                                       SCHEDULE OF INVESTMENTS
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- --------
DOMESTIC COMMON STOCKS--96.1%               RESIDENTIAL--12.9%                          SPECIALTY--7.7%
                                            APARTMENTS--12.5%                           Digital Realty Trust,
REAL ESTATE INVESTMENT TRUSTS--96.1%        American Campus                              Inc.                    104,949 $  3,763
                                             Communities, Inc.        30,253 $     671  Entertainment
DIVERSIFIED--5.8%                           Apartment Investment &                       Properties Trust         17,630      363
Vornado Realty Trust     104,626 $   4,711   Management Co.                             Plum Creek Timber Co.,
                                 ---------   Class A                  26,200       232   Inc.                     72,142    2,148
                                            AvalonBay Communities,                                                       --------
HEALTH CARE--14.7%                           Inc.                     37,053     2,073                                      6,274
HCP, Inc.                162,776     3,449  BRE Properties, Inc.      21,295       506  -----------------------------------------
Health Care REIT, Inc.    86,223     2,940  Equity Residential       150,839     3,353  TOTAL DOMESTIC COMMON STOCKS
Nationwide Health                           Essex Property Trust,                       (IDENTIFIED COST $81,267)          78,090
 Properties, Inc.         74,425     1,916   Inc.                     13,359       831  -----------------------------------------
Ventas, Inc.             121,944     3,641  Home Properties, Inc.     28,382       968  TOTAL LONG TERM INVESTMENTS--96.1%
                                 ---------  UDR, Inc.                149,089     1,540  (IDENTIFIED COST $81,267)          78,090
                                    11,946                                   ---------  -----------------------------------------
                                 ---------                                      10,174  SHORT TERM INVESTMENTS--4.2%
                                                                             ---------
INDUSTRIAL/OFFICE--19.8%                                                                MONEY MARKET MUTUAL FUNDS--4.2%
INDUSTRIAL--5.1%                            MANUFACTURED HOMES--0.4%                    State Street
AMB Property Corp.        91,883     1,729  Equity Lifestyle                             Institutional Liquid
Eastgroup Properties,                        Properties, Inc.          7,552       281   Reserves Fund
 Inc.                     14,484       478                                   ---------   Institutional Shares
Prologis                 238,973     1,926                                      10,455   (seven-day effective
                                 ---------                                   ---------   yield 0.420%)         3,404,864    3,405
                                     4,133                                              -----------------------------------------
                                 ---------  RETAIL--23.6%                               TOTAL SHORT TERM INVESTMENTS
                                                                                        (IDENTIFIED COST $3,405)            3,405
MIXED--2.7%                                 FREE STANDING--1.3%                         -----------------------------------------
Duke Realty Corp.        100,630       882  National Retail                             TOTAL INVESTMENTS--100.3%
Liberty Property Trust    56,664     1,306   Properties, Inc.         63,075     1,094  (IDENTIFIED COST $84,672)          81,495(1)
                                 ---------                                   ---------
                                     2,188                                              Other assets and
                                 ---------  REGIONAL MALLS--12.4%                        liabilities,
                                            CBL & Associates                             net--(0.3)%                         (248)
OFFICE--12.0%                                Properties, Inc.        110,616       596                                   --------
Alexandria Real Estate                      Macerich Co. (The)        69,061     1,216  NET ASSETS--100.0%               $ 81,247
 Equities, Inc.           37,268     1,334  Simon Property Group,                                                        ========
BioMed Realty Trust,                         Inc.                    150,524     7,742
 Inc.                     19,712       202  Taubman Centers, Inc.     17,878       480  DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
Boston Properties,                                                           ---------  157-4
 Inc.                     71,424     3,407                                      10,034
Corporate Office                                                             ---------  The following table provides a summary of
 Properties Trust         44,743     1,312                                              inputs used to value the Series' net
Douglas Emmett, Inc.      37,869       340  SHOPPING CENTERS--9.9%                      assets as of June 30, 2009 (See Security
Highwoods Properties,                       Developers Diversified                      Valuation Note 2A in the Notes to
 Inc.                     36,322       813   Realty Corp.             31,134       152  Financial Statements):
Mack-Cali Realty Corp.    47,795     1,090  Federal Realty
SL Green Realty Corp.     56,421     1,294   Investment Trust         42,044     2,166                              Total
                                 ---------  Kimco Realty Corp.       222,339     2,235                            Value at Level 1
                                     9,792  Regency Centers Corp.     41,996     1,466                            June 30,  Quoted
                                 ---------  Tanger Factory Outlet                                                   2009    Prices
                                    16,113   Centers, Inc.            63,123     2,047                            -------- -------
                                 ---------                                   ---------  INVESTMENTS IN SECURITIES:
                                                                                 8,066  Equity Securities:
LODGING/RESORTS--4.7%                                                        ---------   Real Estate Investment
DiamondRock                                                                     19,194    Trusts                   $78,090 $78,090
 Hospitality Co.          70,635       442                                   ---------   Short-Term Investments      3,405   3,405
Host Hotels & Resorts,                                                                                             ------- -------
 Inc.                    312,668     2,623  SELF STORAGE--6.9%                            Total                    $81,495 $81,495
LaSalle Hotel                               Extra Space Storage,                                                   ======= =======
 Properties               40,361       498   Inc.                    156,905     1,310
Sunstone Hotel                              Public Storage, Inc.      65,687     4,301  There are no Level 2 (Significant
 Investors, Inc.          41,555       223                                   ---------  Observable Inputs) and Level 3
                                 ---------                                       5,611  (Significant Unobservable Inputs) priced
                                     3,786                                   ---------  securities.
                                 ---------

ABBREVIATIONS:
REIT Real Estate Investment Trust

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                                PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                                      SCHEDULE OF INVESTMENTS
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                            SHARES     VALUE                            SHARES     VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
COMMON STOCKS--98.5%                        FINANCIALS--CONTINUED                       TELECOMMUNICATION SERVICES--4.1%
                                            PNC Financial Services                      AT&T, Inc.                26,000 $    646
CONSUMER DISCRETIONARY--19.2%                Group, Inc.              10,500 $     407  Verizon
Comcast Corp. Class A    113,299 $   1,642  Torchmark Corp.            8,800       326   Communications, Inc.     35,500    1,091
Home Depot, Inc. (The)    15,700       371  Travelers Cos., Inc.                                                         --------
Liberty Media Corp. -                        (The)                    23,300       956                                      1,737
 Entertainment(2)         25,780       690  U.S. Bancorp              13,500       242  -----------------------------------------
Liberty Media Corp. -                       Wells Fargo & Co.         15,100       366  TOTAL COMMON STOCKS
 Interactive Class                                                           ---------  (IDENTIFIED COST
 A(2)                     38,375       192                                       7,973   $49,316)                          41,238
Lowe's Cos., Inc.         17,800       345                                   ---------  -----------------------------------------
Macy's, Inc.              26,436       311                                              TOTAL LONG TERM INVESTMENTS--98.5%
News Corp. Class B        61,500       650  HEALTH CARE--16.1%                          (IDENTIFIED COST
Penney (J.C.) Co.,                          Abbott Laboratories        6,400       301   $49,316)                          41,238
 Inc.                     12,500       359  Boston Scientific                           -----------------------------------------
Target Corp.               4,200       166   Corp.(2)                 52,000       527
Time Warner Cable,                          Bristol-Myers Squibb                        SHORT-TERM INVESTMENTS--1.5%
 Inc.                     12,485       395   Co.                      48,300       981
Time Warner, Inc.         44,933     1,132  Cardinal Health, Inc.     24,400       745  MONEY MARKET MUTUAL FUNDS--1.5%
Viacom, Inc. Class                          Eli Lilly & Co.           14,600       506  State Street Institutional
 B(2)                     77,800     1,766  GlaxoSmithKline plc                          Liquid Reserves Fund
                                 ---------   Sponsored ADR             5,400       191   Institutional Shares
                                     8,019  Pfizer, Inc.              55,800       837   (seven-day effective
                                 ---------  Roche Holding AG                             yield 0.420%)           613,801      614
                                             Sponsored ADR             8,400       287  -----------------------------------------
CONSUMER STAPLES--15.7%                     Schering-Plough Corp.     44,500     1,118  TOTAL SHORT-TERM INVESTMENTS
Altria Group, Inc.        19,600       321  UnitedHealth Group,                          (IDENTIFIED COST
Cadbury plc Sponsored                        Inc.                      9,300       232   $614)                                614
 ADR                      33,636     1,157  WellPoint, Inc.(2)         5,800       295  -----------------------------------------
Coca-Cola Co. (The)       15,100       725  Wyeth                     15,400       699  TOTAL INVESTMENTS--100.0%
CVS Caremark Corp.        16,500       526                                   ---------  (IDENTIFIED COST
Dr Pepper Snapple                                                                6,719   $49,930)                          41,852(1)
 Group, Inc.(2)           15,452       327                                   ---------  Other assets and
Kimberly-Clark Corp.       2,700       142                                               liabilities, net--0.0%                 6
Kraft Foods, Inc.                           INDUSTRIALS--1.5%                                                            --------
 Class A                  36,324       920  Emerson Electric Co.       6,300       204  NET ASSETS--100.0%               $ 41,858
Philip Morris                               General Electric Co.      37,000       434                                   ========
 International, Inc.      10,100       441                                   ---------
Procter & Gamble Co.                                                               638
 (The)                     2,400       123                                   ---------  COUNTRY WEIGHTINGS as of 6/30/09* +
Unilever N.V. - NY                                                                      ------------------------------------------
 Registered Shares        36,900       892  INFORMATION TECHNOLOGY--13.2%               United States                          93%
Wal-Mart Stores, Inc.     20,500       993  Accenture Ltd. Class A     6,200       207  United Kingdom                          4
                                 ---------  Cisco Systems, Inc.(2)    27,600       515  Switzerland                             2
                                     6,567  Cognex Corp.               6,300        89  France                                  1
                                 ---------  Computer Sciences                           ------------------------------------------
                                             Corp.(2)                  2,900       129  Total                                 100%
ENERGY--3.8%                                Dell, Inc.(2)             68,563       941  ------------------------------------------
BP plc Sponsored ADR       5,200       248  eBay, Inc.(2)             67,700     1,160  * FOREIGN SECURITY COUNTRY DETERMINATION:
Chevron Corp.              3,400       225  Hewlett-Packard Co.       12,000       464    A combination of the following criteria
ConocoPhillips             6,200       261  Intel Corp.               31,400       520    is used to assign the countries of risk
Halliburton Co.           25,100       519  International Business                        listed in the table shown above. Country
Total SA Sponsored ADR     6,100       331  Machines Corp.             5,300       553    of incorporation, actual building
                                 ---------  KLA-Tencor Corp.          13,400       338    address, primary exchange on which
                                     1,584  Microsoft Corp.           14,000       333    security is traded and country in which
                                 ---------  Western Union Co.                             the greatest percentage of company
                                             (The)                     7,700       126    revenue is generated.
FINANCIALS--19.0%                           Yahoo!, Inc.(2)           10,900       171
AFLAC, Inc.                4,700       146                                   ---------  + % of total investments as of June 30,
Bank of America Corp.     34,602       457                                       5,546    2009
Bank of New York                                                             ---------  ------------------------------------------
 Mellon Corp. (The)       32,345       948
Berkshire Hathaway,                         MATERIALS--5.9%                             DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP
 Inc.                                       Alcoa, Inc.               51,400       531  157-4
Class B(2)                   110       319  Du Pont (E.I.) de
Chubb Corp. (The)         47,500     1,894   Nemours & Co.            17,899       458  The following table provides a summary of
Goldman Sachs Group,                        International Paper                         inputs used to value the Series' net
 Inc. (The)                2,000       295   Co.                      96,889     1,466  assets as of June 30, 2009 (See Security
JPMorgan Chase & Co.      33,500     1,143                                   ---------  Valuation Note 2A in the Notes to
MetLife, Inc.             15,800       474                                       2,455  Financial Statements):
                                                                             ---------
                                                                                                               Total     Level 1 -
                                                                                                              Value at     Quoted
                                                                                                           June 30, 2009   Prices
                                                                                                           ------------- ---------

                                                                                        INVESTMENTS IN
                                                                                         SECURITIES:
                                                                                        Equity Securities:
                                                                                         Common Stocks     $      41,238 $  41,238
                                                                                         Short-Term
                                                                                          Investments                614       614
                                                                                                           ------------- ---------
                                                                                          Total            $      41,852 $  41,852
                                                                                                           ============= =========

                                                                                        There are no Level 2 (Significant
                                                                                        Observable Inputs) and Level 3
                                                                                        (Significant Unobservable Inputs) priced
                                                                                        securities.

ABBREVIATIONS:
ADR American Depositary Receipt

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                            PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                                                      SCHEDULE OF INVESTMENTS
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
COMMON STOCKS--99.5%                        CONSUMER DISCRETIONARY--CONTINUED           CONSUMER STAPLES--CONTINUED
                                            Omnicom Group, Inc.        2,153 $      68  Pepsi Bottling Group,
CONSUMER DISCRETIONARY--9.1%                Penney (J.C.) Co.,                           Inc. (The)                1,099 $      37
Abercrombie & Fitch Co.                      Inc.                      1,479        42  PepsiCo, Inc.             11,230       617
 Class A                     708 $      18  Polo Ralph Lauren                           Philip Morris
Amazon.com, Inc.(2)        2,328       195   Corp.                       458        25   International, Inc.      14,248       622
Apollo Group, Inc.                          Pulte Homes, Inc.          1,739        15  Procter & Gamble Co.
 Class A(2)                  860        61  RadioShack Corp.           1,018        14   (The)                    21,044     1,075
AutoNation, Inc.(2)          878        15  Scripps Networks                            Reynolds American,
AutoZone, Inc.(2)            239        36  Interactive, Inc.                            Inc.                      1,101        43
Bed Bath & Beyond,                           Class A                     733        20  Safeway, Inc.              3,011        61
 Inc.(2)                   1,772        55  Sears Holdings                              Sara Lee Corp.             4,523        44
Best Buy Co., Inc.         2,418        81   Corp.(2)                    453        30  Smucker (J.M.) Co.
Big Lots, Inc.(2)            668        14  Sherwin-Williams                             (The)                       964        47
Black & Decker Corp.                         Co. (The)                   799        43  SUPERVALU, Inc.            1,723        22
 (The)                       489        14  Snap-On, Inc.                467        13  SYSCO Corp.                4,366        98
Carnival Corp.             3,100        80  Stanley Works (The)          641        22  Tyson Foods, Inc.
CBS Corp. Class B          5,532        38  Staples, Inc.              5,162       104   Class A                   2,458        31
Centex Corp.               1,011         9  Starbucks Corp.(2)         5,146        72  Wal-Mart Stores, Inc.     16,130       781
Coach, Inc.                2,170        58  Starwood Hotels &                           Walgreen Co.               7,315       215
Comcast Corp. Class A     20,836       302   Resorts                                    Whole Foods Market,
D.R. Horton, Inc.          2,241        21   Worldwide, Inc.           1,489        33   Inc.(2)                   1,142        22
Darden Restaurants,                         Target Corp.               5,524       218                                   ---------
 Inc.                      1,129        37  Tiffany & Co.              1,002        25                                       6,967
DeVry, Inc.                  443        22  Time Warner Cable,                                                           ---------
DIRECTV Group, Inc.                          Inc.                      2,727        86
 (The)(2)                  3,951        98  Time Warner, Inc.          8,469       213  ENERGY--12.3%
Eastman Kodak Co.          2,184         6  TJX Cos., Inc. (The)       2,976        94  Anadarko Petroleum
Expedia, Inc.(2)           1,704        26  VF Corp.                     716        40   Corp.                     3,489       158
Family Dollar Stores,                       Viacom, Inc. Class                          Apache Corp.               2,444       176
 Inc.                      1,137        32   B(2)                      4,369        99  Baker Hughes, Inc.         2,187        80
Ford Motor Co.(2)         22,195       135  Walt Disney Co. (The)     13,099       306  BJ Services Co.            2,375        32
Fortune Brands, Inc.       1,220        42  Washington Post Co.                         Cabot Oil & Gas Corp.        841        26
GameStop Corp. Class                         (The)                                      Cameron International
 A(2)                      1,332        29   Class B                      49        17   Corp.(2)                  1,395        39
Gannett Co., Inc.          1,856         7  Whirlpool Corp.              598        25  Chesapeake Energy
Gap, Inc. (The)            3,136        51  Wyndham Worldwide Corp.    1,443        18   Corp.                     3,864        77
Genuine Parts Co.          1,297        44  Wynn Resorts Ltd.(2)         501        18  Chevron Corp.             14,487       960
Goodyear Tire & Rubber                      Yum! Brands, Inc.          3,358       112  ConocoPhillips            10,659       448
 Co. (The)(2)              1,963        22                                   ---------  Consol Energy, Inc.        1,171        40
H&R Block, Inc.            2,758        48                                       5,299  Denbury Resources,
Harley-Davidson, Inc.      1,894        31                                   ---------   Inc.(2)                   1,537        23
Harman International                                                                    Devon Energy Corp.         3,240       177
 Industries, Inc.            476         9  CONSUMER STAPLES--11.9%
Hasbro, Inc.               1,008        24  Altria Group, Inc.        14,702       241  Diamond Offshore
Home Depot, Inc. (The)    12,257       290  Archer-Daniels-Midland                       Drilling, Inc.              549        46
International Game                           Co.                       4,887       131  El Paso Corp.              4,491        41
Technology                 2,398        38  Avon Products, Inc.        2,967        76  ENSCO International,
Interpublic Group of                        Brown-Forman Corp.                           Inc.                      1,154        40
 Cos., Inc. (The)(2)       3,877        20   Class B                     798        34  EOG Resources, Inc.        1,817       123
Johnson Controls, Inc.     4,193        91  Campbell Soup Co.          1,235        36  Exxon Mobil Corp.         35,197     2,461
KB Home                      612         8  Clorox Co. (The)             930        52  FMC Technologies,
Kohl's Corp.(2)            2,202        94  Coca-Cola Co. (The)       14,202       682   Inc.(2)                   1,121        42
Leggett & Platt, Inc.      1,271        19  Coca-Cola Enterprises,                      Halliburton Co.            6,282       130
Lennar Corp. Class A       1,150        11   Inc.                      2,580        43  Hess Corp.                 2,150       116
Limited Brands, Inc.       2,201        26  Colgate-Palmolive Co.      3,603       255  Marathon Oil Corp.         4,975       150
Lowe's Cos., Inc.         10,798       210  ConAgra Foods, Inc.        3,056        58  Massey Energy Co.            693        14
Macy's, Inc.               3,422        40  Constellation Brands,                       Murphy Oil Corp.           1,349        73
Marriott                                     Inc.                                       Nabors Industries
 International, Inc.                         Class A(2)                1,584        20   Ltd.(2)                   2,315        36
 Class A                   1,903        42  Costco Wholesale Corp.     3,064       140  National Oilwell
Mattel, Inc.               2,916        47  CVS Caremark Corp.        10,543       336   Varco, Inc.(2)            3,009        98
McDonald's Corp.           8,014       461  Dean Foods Co.(2)          1,252        24  Noble Energy, Inc.         1,221        72
McGraw-Hill Cos., Inc.                      Dr Pepper Snapple                           Occidental Petroleum
 (The)                     2,177        66   Group,                                      Corp.                     5,876       387
Meredith Corp.               294         8  Inc.(2)                    2,064        44  Peabody Energy Corp.       1,815        55
New York Times Co.                          Estee Lauder Cos.,                          Pioneer Natural
 (The)                                       Inc.                                        Resources Co.               957        24
Class A                      948         5  (The) Class A                943        31  Range Resources Corp.      1,013        42
Newell Rubbermaid,                          General Mills, Inc.        2,358       132  Rowan Cos., Inc.             919        18
 Inc.                      2,255        24  H.J. Heinz Co.             2,265        81  Schlumberger Ltd.          8,612       466
News Corp. Class A        16,190       148  Hershey Co. (The)          1,349        49  Smith International,
NIKE, Inc. Class B         2,787       144  Hormel Foods Corp.           550        19   Inc.                      1,401        36
Nordstrom, Inc.            1,297        26  Kellogg Co.                1,810        84  Southwestern Energy
O'Reilly Automotive,                        Kimberly-Clark Corp.       2,974       156   Co.(2)                    2,467        96
 Inc.(2)                   1,029        39  Kraft Foods, Inc.                           Spectra Energy Corp.       4,971        84
Office Depot, Inc.(2)      2,236        10   Class A                  10,482       266  Sunoco, Inc.                 951        22
                                            Kroger Co. (The)           4,773       105  Tesoro Corp.               1,126        14
                                            Lorillard, Inc.            1,206        82  Valero Energy Corp.        3,687        62
                                            McCormick & Co., Inc.      1,058        34  Williams Cos., Inc.
                                            Molson Coors Brewing                         (The)                     3,958        62
                                             Co. Class B                 962        41  XTO Energy, Inc.           4,179       159
                                                                                                                         ---------
                                                                                                                             7,205
                                                                                                                         ---------

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                            PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
FINANCIALS--13.4%                           FINANCIALS--CONTINUED                       HEALTH CARE--CONTINUED
AFLAC, Inc.                3,289 $     102  Morgan Stanley             9,874 $     282  Laboratory Corp of
Allstate Corp. (The)       3,811        93  NASDAQ OMX Group, Inc.                       America Holdings(2)         708 $      48
American Express Co.       8,532       198   (The)(2)                  1,108        24  Life Technologies
American                                    Northern Trust Corp.       1,625        87   Corp.(2)                  1,108        46
 International                              NYSE Euronext, Inc.        1,706        46  McKesson Corp.             1,999        88
 Group, Inc.(2)           21,876        25  People's United                             Medco Health
Ameriprise Financial,                        Financial, Inc.           2,829        43   Solutions, Inc.(2)        3,363       153
 Inc.                      1,762        43  Plum Creek Timber                           Medtronic, Inc.            8,067       281
AON Corp.                  1,944        74   Co., Inc.                 1,357        40  Merck & Co., Inc.         15,405       431
Apartment Investment                        PNC Financial Services                      Millipore Corp.(2)           449        32
 & Management Co.                           Group, Inc.                3,160       123  Mylan, Inc.(2)             2,479        32
 Class A                     946         8  Principal Financial                         Patterson Cos.,
Assurant, Inc.               957        23   Group, Inc.               1,981        37   Inc.(2)                     742        16
AvalonBay                                   Progressive Corp.                           PerkinElmer, Inc.            961        17
 Communities, Inc.           646        36   (The)(2)                  4,765        72  Pfizer, Inc.              48,864       733
Bank of America Corp.     57,991       765  ProLogis                   2,483        20  Quest Diagnostics,
Bank of New York                            Prudential                                   Inc.                      1,148        65
 Mellon Corp. (The)        8,548       251   Financial, Inc.           3,469       129  Schering-Plough Corp.     11,739       295
BB&T Corp.                 4,415        97  Public Storage               862        56  St. Jude Medical,
Boston Properties,                          Regions Financial                            Inc.(2)                   2,494       102
 Inc.                        983        47   Corp.                     6,808        28  Stryker Corp.              1,653        66
Capital One Financial                       Simon Property Group,                       Tenet Healthcare
 Corp.                     3,065        67   Inc.                      1,896        98   Corp.(2)                  3,377         9
CB Richard Ellis                            SLM Corp.(2)               3,802        39  Thermo Fisher
 Group, Inc.                                State Street Corp.         3,431       162   Scientific,
Class A(2)                 1,814        17  SunTrust Banks, Inc.       3,007        49   Inc.(2)                   2,897       118
Charles Schwab Corp.                        T. Rowe Price Group,                        UnitedHealth
 (The)                     6,792       119   Inc.                      1,787        74   Group, Inc.               8,793       220
Chubb Corp. (The)          2,685       107  Torchmark Corp.              692        26  Varian Medical
Cincinnati Financial                        Travelers Cos., Inc.                         Systems, Inc.(2)          1,011        36
 Corp.                     1,321        30   (The)                     4,121       169  Waters Corp.(2)              800        41
CIT Group, Inc.            2,323         5  U.S. Bancorp              13,468       241  Watson
Citigroup, Inc.           39,537       117  Unum Group                 2,694        43   Pharmaceuticals,
CME Group, Inc.              466       145  Ventas, Inc.               1,168        35   Inc.(2)                     851        29
Comerica, Inc.             1,224        26  Vornado Realty Trust       1,148        52  WellPoint, Inc.(2)         3,354       171
Discover Financial                          Wells Fargo & Co.         33,508       813  Wyeth                      9,567       434
 Services                  3,904        40  XL Capital Ltd.                             Zimmer Holdings,
E*TRADE Financial                            Class A                   2,691        31   Inc.(2)                   1,554        66
 Corp.(2)                  4,578         6  Zions Bancorp                938        11                                   ---------
Equity Residential         1,740        39                                   ---------                                       8,121
Federated Investors,                                                             7,823                                   ---------
 Inc. Class B                721        17                                   ---------
Fifth Third Bancorp        4,698        33                                              INDUSTRIALS--9.8%
First Horizon National                      HEALTH CARE--13.9%                          3M Co.                     5,013       301
 Corp.(2)                  1,740        21  Abbott Laboratories       10,945       515  Avery Dennison Corp.         865        22
Franklin Resources,                         Aetna, Inc.                3,301        83  Boeing Co. (The)           5,381       229
 Inc.                      1,051        76  Allergan, Inc.             2,229       106  Burlington Northern
Genworth Financial,                         AmerisourceBergen                            Santa Fe Corp.            1,950       143
 Inc.                                        Corp.                     1,924        34  Caterpillar, Inc.          4,222       140
Class A                    3,524        25  Amgen, Inc.(2)             7,394       391  Cintas Corp.               1,069        24
Goldman Sachs Group,                        Bard (C.R.), Inc.            653        49  Cooper Industries Ltd.
 Inc.                                       Baxter International,                        Class A                   1,087        34
(The)                      3,619       534   Inc.                      4,409       233  CSX Corp.                  2,821        98
Hartford Financial                          Becton, Dickinson &                         Cummins, Inc.              1,302        46
 Services                                    Co.                       1,679       120  Danaher Corp.              1,867       115
Group, Inc. (The)          2,451        29  Biogen Idec, Inc.(2)       1,958        88  Deere & Co.                3,091       123
Health Care REIT, Inc.       801        27  Boston Scientific                           Donnelley (R.R.) &
Host Hotels & Resorts,                       Corp.(2)                 10,827       110   Sons Co.                  1,668        19
 Inc.                      4,251        36  Bristol-Myers Squibb                        Dover Corp.                1,182        39
HPC, Inc.                  2,056        44   Co.                      14,303       290  Dun & Bradstreet Corp.       439        36
Hudson City Bancorp,                        Cardinal Health, Inc.      2,606        80  Eaton Corp.                1,106        49
 Inc.                      3,338        44  Celgene Corp.(2)           3,282       157  Emerson Electric Co.       5,568       180
Huntington Bancshares,                      Cephalon, Inc.(2)            557        32  Equifax, Inc.              1,028        27
 Inc.                      2,978        12  CIGNA Corp.                1,735        42  Expeditors
Intercontinental                            Coventry Health Care,                        International of
 Exchange, Inc.(2)           479        55   Inc.(2)                   1,212        23   Washington, Inc.          1,427        48
Invesco Ltd.               2,614        47  DaVita, Inc.(2)              844        42  Fastenal Co.               1,051        35
Janus Capital Group,                        DENTSPLY                                    FedEx Corp.                2,119       118
 Inc.                      1,284        15   International, Inc.       1,212        37  Flowserve Corp.              460        32
JPMorgan Chase & Co.      28,096       958  Eli Lilly & Co.            7,503       260  Fluor Corp.                1,212        62
KeyCorp                    5,996        31  Express Scripts,                            General Dynamics Corp.     2,798       155
Kimco Realty Corp.         1,863        19   Inc.(2)                   2,033       140  General Electric
Legg Mason, Inc.           1,155        28  Forest Laboratories,                         Co.(12)                  75,333       883
Leucadia National                            Inc.(2)                   1,976        50  Goodrich Corp.             1,002        50
 Corp.(2)                  1,440        30  Genzyme Corp.(2)           1,823       101  Grainger (W.W.), Inc.        376        31
Lincoln National Corp.     2,082        36  Gilead Sciences,                            Honeywell
Loews Corp.                2,530        69   Inc.(2)                   6,367       298   International, Inc.       5,237       164
M&T Bank Corp.               628        32  Hospira, Inc.(2)           1,298        50
Marsh & McLennan                            Humana, Inc.(2)            1,373        44
 Cos., Inc.                3,681        74  IMS Health, Inc.           1,480        19
Marshall & Ilsley                           Intuitive Surgical,
 Corp.                     2,118        10   Inc.(2)                     318        52
MBIA, Inc.(2)              1,533         7  Johnson & Johnson         19,850     1,127
MetLife, Inc.              5,772       173  King Pharmaceuticals,
Moody's Corp.              1,178        31    Inc.(2)                  2,005        19

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                             PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES    VALUE                             SHARES    VALUE
                       --------- ---------                         --------- ---------                         --------- ---------
INDUSTRIALS--CONTINUED                      INFORMATION TECHNOLOGY--CONTINUED           MATERIALS--3.2%
Illinois Tool Works,                        Computer Sciences                           Air Products &
 Inc.                      2,850 $     106   Corp.(2)                    967 $      43   Chemicals, Inc.           1,501 $      97
Ingersoll-Rand Co., Ltd.                    Compuware Corp.(2)         2,005        14  AK Steel Holding Corp.       911        17
 Class A(2)                2,127        44  Convergys Corp.(2)           993         9  Alcoa, Inc.                6,511        67
Iron Mountain, Inc.(2)     1,462        42  Corning, Inc.             11,049       177  Allegheny Technologies,
ITT Corp.                  1,218        54  Dell, Inc.(2)             12,104       166   Inc.                        783        27
Jacobs Engineering                          eBay, Inc.(2)              7,778       133  Ball Corp.                   770        35
 Group, Inc.(2)            1,000        42  Electronic Arts,                            Bemis Co., Inc.              811        20
L-3 Communications                           Inc.(2)                   2,084        45  CF Industries Holdings,
 Holdings, Inc.              825        57  EMC Corp.(2)              14,891       195   Inc.                        294        22
Lockheed Martin Corp.      2,284       184  Fidelity National                           Dow Chemical Co. (The)     7,837       127
Manitowoc Co., Inc.                          Information Services,                      Du Pont (E.I.) de
 (The)                     1,061         6   Inc.                      1,546        31   Nemours & Co.             6,542       168
Masco Corp.                2,928        28  Fiserv, Inc.(2)            1,041        48  Eastman Chemical Co.         590        22
Monster Worldwide,                          FLIR Systems, Inc.(2)      1,129        25  Ecolab, Inc.               1,052        41
 Inc.(2)                   1,002        12  Google, Inc. Class A(2)    1,732       730  Freeport-McMoRan
Norfolk Southern Corp.     2,680       101  Harris Corp.               1,095        31   Copper & Gold, Inc.       2,838       142
Northrop Grumman Corp.     2,375       108  Hewlett-Packard Co.       16,982       656  International Flavors &
PACCAR, Inc.               2,581        84  Intel Corp.               40,378       668   Fragrances, Inc.            640        21
Pall Corp.                   961        26  International Business                      International Paper Co.    3,478        53
Parker Hannifin Corp.      1,077        46   Machines Corp.            9,461       988  MeadWestvaco Corp.         1,390        23
Pitney Bowes, Inc.         1,677        37  Intuit, Inc.(2)            2,250        63  Monsanto Co.               3,973       295
Precision Castparts                         Jabil Circuit, Inc.        1,714        13  Newmont Mining Corp.       3,473       142
 Corp.                       979        72  JDS Uniphase Corp.(2)      1,789        10  Nucor Corp.                2,263       101
Quanta Services,                            Juniper Networks,                           Owens-Illinois, Inc. (2)   1,357        38
 Inc.(2)                   1,410        33   Inc.(2)                   3,645        86  Pactiv Corp. (2)           1,069        23
Raytheon Co.               2,908       129  KLA-Tencor Corp.           1,374        35  PPG Industries, Inc.       1,101        48
Republic Services, Inc.    2,118        52  Lexmark International,                      Praxair, Inc.              2,182       155
Robert Half                                  Inc. Class A(2)             638        10  Sealed Air Corp.           1,284        24
 International, Inc.       1,262        30  Linear Technology Corp.    1,804        42  Sigma-Aldrich Corp.          782        39
Robinson (C.H.)                             LSI Corp.(2)               5,248        24  Titanium Metals Corp.        692         6
 Worldwide, Inc.           1,178        61  MasterCard, Inc.                            United States Steel Corp.    946        34
Rockwell Automation,                         Class A                     493        83  Vulcan Materials Co.         896        39
 Inc.                      1,151        37  McAfee, Inc.(2)            1,243        52  Weyerhaeuser Co.           1,443        44
Rockwell Collins, Inc.     1,022        43  MEMC Electronic                                                              ---------
Ryder System, Inc.           452        13   Materials, Inc.(2)        1,826        33                                       1,870
Southwest Airlines Co.     6,018        41  Microchip Technology,                                                        ---------
Stericycle, Inc.(2)          696        36   Inc.                      1,480        33
Textron, Inc.              1,962        19  Micron Technology,                          TELECOMMUNICATION SERVICES--3.4%
Union Pacific Corp.        3,681       192   Inc.(2)                   6,214        31  American Tower Corp.
United Parcel Service,                      Microsoft Corp.           55,422     1,317   Class A (2)               2,872        91
 Inc. Class B              7,224       361  Molex, Inc.                  684        11  AT&T, Inc.                42,014     1,044
United Technologies                         Motorola, Inc.            16,198       107  CenturyTel, Inc.             815        25
 Corp.                     6,661       346  National Semiconductor                      Frontier Communications
Waste Management, Inc.     3,694       104   Corp.                     1,587        20   Corp.                     2,533        18
                                 ---------  NetApp, Inc.(2)            2,686        53  MetroPCS Communications,
                                     5,749  Novell, Inc.(2)            2,809        13   Inc.(2)                   2,504        33
                                 ---------  Novellus Systems,                           Qwest Communications
                                             Inc.(2)                     795        13   International, Inc.      11,918        49
INFORMATION TECHNOLOGY--18.3%               NVIDIA Corp.(2)            4,369        49  Sprint Nextel Corp. (2)   20,487        98
Adobe Systems, Inc.(2)     3,780       107  Oracle Corp.              27,555       590  Verizon Communications,
Advanced Micro Devices,                     Paychex, Inc.              2,217        56   Inc.(12)                 20,132       619
 Inc.(2)                   4,950        19  QLogic Corp.(2)            1,041        13  Windstream Corp.           3,575        30
Affiliated Computer                         QUALCOMM, Inc.            12,010       543                                   ---------
 Services, Inc.                             Salesforce.com, Inc.(2)      854        33                                       2,007
 Class A(2)                  794        35  SanDisk Corp.(2)           1,839        27                                   ---------
Agilent Technologies,                       Sun Microsystems,
 Inc.(2)                   2,848        58   Inc.(2)                   4,719        44  UTILITIES--4.2%
Akamai Technologies,                        Symantec Corp.(2)          6,054        94  AES Corp. (The) (2)        4,282        50
 Inc.(2)                   1,376        26  Tellabs, Inc.(2)           3,238        19  Allegheny Energy, Inc.     1,375        35
Altera Corp.               2,419        39  Teradata Corp.(2)          1,432        34  Ameren Corp.               1,720        43
Amphenol Corp. Class A     1,122        36  Teradyne, Inc.(2)          1,377         9  American Electric Power
Analog Devices, Inc.       1,876        47  Texas Instruments, Inc.    8,861       189   Co., Inc.                 3,511       101
Apple, Inc.(2)             6,358       906  Total System Services,                      CenterPoint Energy, Inc.   2,800        31
Applied Materials, Inc.    9,762       107   Inc.                      1,601        21  CMS Energy Corp.           1,840        22
Autodesk, Inc.(2)          1,841        35  VeriSign, Inc.(2)          1,579        29  Consolidated Edison,
Automatic Data                              Western Digital                              Inc.                      1,961        73
 Processing, Inc.          3,523       125   Corp.(2)                  1,611        43  Constellation Energy
BMC Software, Inc.(2)      1,230        42  Western Union Co. (The)    4,991        82   Group, Inc.               1,452        38
Broadcom Corp.                              Xerox Corp.                7,042        46
 Class A(2)                2,982        74  Xilinx, Inc.               2,228        46
CA, Inc.                   2,592        45  Yahoo!, Inc.(2)            9,795       153
Ciena Corp.(2)               735         8                                   ---------
Cisco Systems, Inc.(2)    41,630       776                                      10,701
Citrix Systems, Inc.(2)    1,121        36                                   ---------
Cognizant Technology
 Solutions Corp.
 Class A(2)                1,953        52

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                                             PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                         SHARES    VALUE                             SHARES     VALUE
                       --------- ---------                         --------- ---------
UTILITIES--CONTINUED                        RIGHTS--0.0%
Dominion Resources, Inc.   4,114 $     137  Seagate Technology Tax
DTE Energy Co.             1,326        42   Refund Rights(2)(7)       7,900 $       0
Duke Energy Corp.          9,640       141  ------------------------------------------
Dynegy, Inc. Class A(2)    4,115         9  TOTAL RIGHTS
Edison International       2,307        72  (IDENTIFIED COST $0)                     0
Entergy Corp.              1,378       107  ------------------------------------------
EQT Corp.                  1,065        37  TOTAL LONG TERM INVESTMENTS--99.5%
Exelon Corp.               4,672       239  (IDENTIFIED COST $63,253)           58,159
FirstEnergy Corp.          2,294        89  ------------------------------------------
FPL Group, Inc.            2,953       168  SHORT-TERM INVESTMENTS--0.6%
Integrys Energy Group,
 Inc.                        622        19  MONEY MARKET MUTUAL FUNDS--0.6%
Nicor, Inc.                  368        13  State Street Institutional
NiSource, Inc.             2,231        26   Liquid Reserves Fund
Northeast Utilities        1,197        27   Institutional Shares
Pepco Holdings, Inc.       1,759        24   (seven-day effective
PG&E Corp.                 2,646       102   yield 0.420%)           349,390       349
Pinnacle West Capital                       ------------------------------------------
 Corp.                       820        25  TOTAL SHORT-TERM INVESTMENTS
PPL Corp.                  2,695        89  (IDENTIFIED COST $349)                 349
Progress Energy, Inc.      2,140        81  ------------------------------------------
Public Service                              TOTAL INVESTMENTS--100.1%
 Enterprise Group, Inc.    3,818       124  (IDENTIFIED COST $63,602)           58,508(1)
Questar Corp.              1,411        44  Other Assets and
SCANA Corp.                  955        31   Liabilities--(0.1)%                   (32)
Sempra Energy              1,747        87                                   ---------
Southern Co. (The)         5,606       175  NET ASSETS--100.0%               $  58,476
TECO Energy, Inc.          1,731        21                                   =========
Wisconsin Energy Corp.       951        39
Xcel Energy, Inc.          3,023        56
                                 ---------
                                     2,417
------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $63,253)           58,159
------------------------------------------

At June 30, 2009, the series had entered into futures contracts as follows:

                                                              Value of      Market      Unrealized
                                                Number of    Contracts     Value of    Appreciation
                              Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                              ---------------   ---------   -----------   ---------   --------------
S&P 500 E-Mini                  September-09       11          $507          $504         $(3)
                                                                                          ===

ABBREVIATIONS:

REIT   Real Estate Investment Trust

DISCLOSURE REQUIRED UNDER SFAS 157 AND FSP 157-4

The following table provides a summary of inputs used to value the Series' net assets as of June 30, 2009 (See Security Valuation
Note 2A in the Notes to Financial Statements):

                                    Total Value at      Level 1 -    Level 3 - Significant
                                     June 30, 2009   Quoted Prices    Unobservable Inputs
                                    --------------   -------------   ---------------------
INVESTMENTS IN SECURITIES:
Equity Securities:
 Common Stocks                          $58,159         $58,159               --
 Rights#                                      0              --                0
 Short-Term Investments                     349             349               --
                                        -------         -------              ---
  Total                                 $58,508         $58,508              $ 0
                                        =======         =======              ===

Other Financial Instruments*
 Futures Contracts                      $    (3)        $    (3)


There are no Level 2 (Significant Observable Inputs) priced securities.

# The level 3 security was valued at $0 for the beginning and ending value.

* Other Financial Instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the investment.

       Refer to Key Investment Terms and Footnote Legend on pages 4 and 5.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                                                                                      DYNAMIC ASSET
                                                                CAPITAL        DYNAMIC ASSET        DYNAMIC ASSET       ALLOCATION
                                                                 GROWTH     ALLOCATION SERIES:   ALLOCATION SERIES:      SERIES:
                                                                 SERIES      AGGRESSIVE GROWTH         GROWTH            MODERATE
                                                              -----------   ------------------   ------------------   -------------
ASSETS
  Investment in securities at value(1) .....................  $   207,242       $   11,123           $   23,308        $   21,338
  Investments in affiliated funds at value(2) ..............           --            4,316                5,860             2,308
  Cash .....................................................           --              471                1,341               563
  Receivables
    Investment securities sold .............................        4,768              967                1,058             1,201
    Fund shares sold .......................................           41               --(3)                 1               180
    Receivable from adviser ................................           --                2                    1                 1
    Dividends and interest .................................          205               35                   54                36
  Prepaid expenses .........................................            2               --(3)                 1                 1
  Other assets .............................................           33                2                    5                 4
                                                              -----------       ----------           ----------        ----------
           Total assets ....................................      212,291           16,916               31,629            25,632
                                                              -----------       ----------           ----------        ----------
LIABILITIES
  Payables
    Fund shares repurchased ................................           10                3                    9                --(3)
    Investment securities purchased ........................        6,701            1,419                1,747               569
    Investment advisory fee ................................           89               --                   --                --
    Administration fee .....................................           13                1                    2                 2
    Distribution and service fees ..........................           --                3                    6                 5
    Transfer agent fees and expenses .......................           18                2                    3                 3
    Trustees' fee and expenses .............................            7                1                    1                 1
    Professional fee .......................................           25               14                   15                14
    Other accrued expenses .................................           78                5                    9                 8
  Trustee deferred compensation plan .......................           33                2                    5                 4
                                                              -----------       ----------           ----------        ----------
           Total liabilities ...............................        6,974            1,450                1,797               606
                                                              -----------       ----------           ----------        ----------
NET ASSETS .................................................  $   205,317       $  15,4 66           $   29,832        $   25,026
                                                              ===========       ==========           ==========        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........  $   560,860       $   23,323           $   41,555        $   27,499
  Accumulated undistributed net investment income (loss) ...          493               36                   15                63
  Accumulated undistributed net realized gain (loss) .......     (363,937)          (6,799)              (9,008)           (3,563)
  Net unrealized appreciation (depreciation) ...............        7,901           (1,094)              (2,730)            1,027
                                                              -----------       ----------           ----------        ----------
NET ASSETS .................................................  $   205,317       $  15,4 66           $   29,832        $   25,026
                                                              ===========       ==========           ==========        ==========
Net asset value and offering price per share ...............  $     10.61       $     7.40           $     7.79        $     8.95
                                                              -----------       ----------           ----------        ----------
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization ...........................   19,357,966        2,089,904            3,828,451         2,797,038
                                                              -----------       ----------           ----------        ----------
  (1) Investments in securities at cost ....................  $   199,341       $   12,242           $   26,069        $   20,309
  (2) Investments in affiliated funds at cost ..............  $        --       $    4,291           $    5,829        $    2,310
  (3) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)


(Reported in thousands except shares and per share amounts)

                                                               DYNAMIC ASSET
                                                                 ALLOCATION    GROWTH AND     MID-CAP      MID-CAP         MONEY
                                                                  SERIES:        INCOME       GROWTH        VALUE         MARKET
                                                              MODERATE GROWTH    SERIES       SERIES        SERIES        SERIES
                                                              ---------------  -----------  -----------  ------------  ------------
ASSETS
  Investment in securities at value(1) .....................    $    18,588    $   79,034   $   42,397   $    96,443   $   184,966
  Investments in affiliated funds at value(2) ..............          3,512            --           --            --            --
  Cash .....................................................            359            --           --            --             9
  Receivables
    Investment securities sold .............................          1,070           841           --           198            --
    Fund shares sold .......................................              1            52           53            --            --
    Receivable from adviser ................................              1            --           --            --            21
    Dividends and interest .................................             39           146           14           155           146
  Prepaid expenses .........................................              1             1            1             1            21
  Other assets .............................................              4            13            6            15            34
                                                                -----------    ----------   ----------   -----------   -----------
           Total assets ....................................         23,575        80,087       42,471        96,812       185,197
                                                                -----------    ----------   ----------   -----------   -----------
LIABILITIES
  Payables
    Fund shares repurchased ................................              1            20           --           117           670
    Investment securities purchased ........................            548            --           --           485            --
    Investment advisory fee ................................             --            35           17            44            --
    Administration fee .....................................              1             5            3             6             5
    Distribution and service fees ..........................              5            --           --            --            --
    Transfer agent fees and expenses .......................              3             7            4             9            18
    Trustees' fee and expenses .............................              1             3            1             3             7
    Professional fee .......................................             14            37           19            22            23
    Other accrued expenses .................................              7            32           14            47            65
  Trustee deferred compensation plan .......................              4            13            6            15            34
                                                                -----------    ----------   ----------   -----------   -----------
           Total liabilities ...............................            584           152           64           748           822
                                                                -----------    ----------   ----------   -----------   -----------
NET ASSETS .................................................    $    22,991    $   79,935   $   42,407   $    96,064   $   184,375
                                                                ===========    ==========   ==========   ===========   ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........    $    29,162    $   95,891   $  120,915   $   137,933   $   184,357
  Accumulated undistributed net investment income (loss)  ..             68           194         (100)          365            (1)
  Accumulated undistributed net realized gain (loss) .......         (6,142)      (26,342)     (76,712)      (49,116)           19
  Net unrealized appreciation (depreciation)  ..............            (97)       10,192       (1,696)        6,882            --
                                                                -----------    ----------   ----------   -----------   -----------
NET ASSETS .................................................    $    22,991    $   79,935   $   42,407   $    96,064   $   184,375
                                                                ===========    ==========   ==========   ===========   ===========
Net asset value and offering price per share ...............    $      8.14    $     9.49   $     9.94   $      7.92   $     10.00
                                                                -----------    ----------   ----------   -----------   -----------
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization ....................      2,823,080     8,419,336    4,264,377    12,128,798    18,435,761
                                                                -----------    ----------   ----------   -----------   -----------
  (1) Investments in securities at cost ....................    $    18,689    $   68,842   $   44,093   $    89,561   $   184,966
  (2) Investments in affiliated Funds at cost ..............    $     3,508    $       --   $       --   $        --   $        --

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                               MULTI-SECTOR    MULTI-SECTOR
                                                               FIXED INCOME   SHORT TERM BOND   SMALL-CAP GROWTH   SMALL-CAP VALUE
                                                                  SERIES          SERIES            SERIES              SERIES
                                                               ------------   ---------------   ----------------   ---------------
ASSETS
  Investment in securities at value(1) .....................   $   193,076      $   29,846        $   24,394        $   34,130
  Cash .....................................................           475             126                --                --
  Receivables
    Investment securities sold .............................         2,217             201               627               349
    Fund shares sold .......................................            42              --                15                --(2)
    Dividends and interest .................................         3,358             368                --                55
    Tax reclaims ...........................................            --              --(2)             --                --
  Prepaid expenses .........................................             3               1                --(2)             --(2)
  Other assets .............................................            31               5                 4                 6
                                                               -----------      ----------        ----------        ----------
           Total assets ....................................       199,202          30,547            25,040            34,540
                                                               -----------      ----------        ----------        ----------
LIABILITIES
  Payables
    Fund shares repurchased ................................           156               2                11                 1
    Investment securities purchased ........................         3,386             496               619                60
    Investment advisory fee ................................            41               7                 8                14
    Administration fee .....................................            12               2                 1                 3
    Transfer agent fees and expenses .......................            16               3                 3                 4
    Trustees' fee and expenses .............................             7               1                 1                 1
    Professional fee .......................................            29              20                18                19
    Other accrued expenses .................................            62              15                12                19
  Trustee deferred compensation plan .......................            31               5                 4                 6
                                                               -----------      ----------        ----------        ----------
           Total liabilities ...............................         3,740             551               677               127
                                                               -----------      ----------        ----------        ----------
NET ASSETS .................................................   $   195,462      $   29,996        $   24,363        $   34,413
                                                               ===========      ==========        ==========        ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........   $   236,913      $   35,361        $   34,969        $   58,455
  Accumulated undistributed net investment income (loss) ...         2,231             598              (104)               41
  Accumulated undistributed net realized gain (loss) .......       (29,555)         (3,617)          (13,651)          (25,265)
  Net unrealized appreciation (depreciation) ...............       (14,127)         (2,346)            3,149             1,182
                                                               -----------      ----------        ----------        ----------
NET ASSETS .................................................   $   195,462      $   29,996        $   24,363        $   34,413
                                                               ===========      ==========        ==========        ==========
Net asset value and offering price per share ...............   $      8.03      $     9.33        $     9.80        $     8.66
                                                               -----------      ----------        ----------        ----------
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization ....................    24,350,083       3,213,745         2,486,718         3,973,203
                                                               -----------      ----------        ----------        ----------
  (1) Investments in securities at cost ....................   $   207,223      $   32,195        $   21,245        $   32,948
  (2) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2009 (UNAUDITED)

(Reported in thousands except shares and per share amounts)



                                                                                           DUFF & PHELPS                VAN KAMPEN
                                                              STRATEGIC       ABERDEEN      REAL ESTATE    VAN KAMPEN   EQUITY 500
                                                             ALLOCATION    INTERNATIONAL   SECURITIES       COMSTOCK     INDEX
                                                               SERIES         SERIES         SERIES          SERIES      SERIES
                                                             ------------  -------------  -------------  ------------  ----------
ASSETS
  Investment in securities at value(1) ....................  $   157,690   $   355,424     $   81,495    $   41,852    $   58,508
  Foreign currency at value(3) ............................           --           861             --            --            --
  Cash ....................................................            4            --             --            --            --
  Receivables
    Investment securities sold ............................          337            --             --            43           105
    Fund shares sold ......................................           --            --             16            --            --
    Dividends and interest ................................          733         1,204            277            62            80
    Tax reclaims ..........................................           --           783             --             1            --(2)
  Prepaid expenses ........................................            2             5              1            --(2)          1
  Other assets ............................................           26            52             12             7            10
                                                             -----------   -----------     ----------    ----------    ----------
           Total assets ...................................      158,792       358,329         81,801        41,965        58,704
                                                             -----------   -----------     ----------    ----------    ----------
LIABILITIES
  Payables
    Fund shares repurchased ...............................           94           988             49            22            34
    Investment securities purchased .......................        1,576         2,693            392            20           111
    Variation margin for futures contracts ................           --            --             --            --             3
    Investment advisory fee ...............................           44           147             36            14             3
    Administration fee ....................................           10            21              5             3             4
    Transfer agent fees and expenses ......................           14            27              7             5             6
    Trustees' fee and expenses ............................            5            12              3             1             2
    Professional fee ......................................           27            38             22            19            20
    Other accrued expenses ................................           56           116             28            16            35
Trustee deferred compensation plan ........................           26            52             12             7            10
                                                             -----------   -----------     ----------    ----------    ----------
           Total liabilities ..............................        1,852         4,094            554           107           228
                                                             -----------   -----------     ----------    ----------    ----------
NET ASSETS ................................................  $   156,940   $   354,235     $   81,247    $   41,858    $   58,476
                                                             ===========   ===========     ==========    ==========    ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ........  $   191,187   $   422,588     $  102,067    $   64,596    $   89,008
  Accumulated undistributed net investment income (loss) ..          888         6,191          1,501           259           424
  Accumulated undistributed net realized gain (loss) ......      (38,532)      (73,741)       (19,144)      (14,919)      (25,859)
  Net unrealized appreciation (depreciation) ..............        3,397          (803)        (3,177)       (8,078)       (5,097)
                                                             -----------   -----------     ----------     ---------    ----------
NET ASSETS ................................................  $   156,940   $   354,235     $   81,247    $   41,858    $   58,476
                                                             ===========   ===========     ==========    ==========    ==========
Net asset value and offering price per share ..............  $      9.62   $     11.87     $    13.96    $     7.89    $     8.29
                                                             -----------   -----------     ----------     ---------    ----------
Shares of beneficial interest outstanding,
  $1 par value, unlimited authorization ...................   16,316,800    29,847,336      5,821,478     5,304,530     7,057,041
                                                             -----------   -----------     ----------     ---------    ----------
  (1) Investments in securities at cost ...................  $   154,293   $   356,267     $   84,672    $   49,930    $   63,602
  (2) Amount is less than $500 (not reported in thousands)
  (3) Foreign currency at cost ............................  $        --   $       841     $       --    $       --    $       --

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

(Reported in thousands)

                                                                                    DYNAMIC ASSET
                                                                                      ALLOCATION   DYNAMIC ASSET  DYNAMIC ASSET
                                                                          CAPITAL      SERIES:       ALLOCATION     ALLOCATION
                                                                          GROWTH     AGGRESSIVE       SERIES:        SERIES:
                                                                          SERIES        GROWTH        GROWTH        MODERATE
                                                                         ---------  -------------  -------------  -------------
INVESTMENT INCOME
Dividends ............................................................   $  1,731      $    --        $    --        $    --
Income distributions received from affiliated funds ..................         --           20             22              5
Income distributions received from non-affiliated funds ..............         --          156            331            345
Foreign taxes withheld ...............................................         (6)          --             --             --
                                                                         --------      -------        -------        -------
      Total investment income ........................................      1,725          176            353            350
                                                                         --------      -------        -------        -------
EXPENSES
Investment advisory fee ..............................................        673           27             52             45
Administration fee ...................................................         81            6             11             10
Distribution and service fees ........................................         --           18             34             29
Transfer agent fee and expenses ......................................        105           11             18             16
Custodian fees .......................................................         35            1              2              4
Printing fees and expenses ...........................................         50            3              5              4
Professional fees ....................................................         38           12             14             13
Trustees' fee and expenses ...........................................         26            2              4              3
Miscellaneous ........................................................         39            3              5              3
                                                                         --------      -------        -------        -------
      Total expenses .................................................      1,047           83            145            127
Less expenses reimbursed/waived by investment advisor ................       (134)         (28)           (38)           (35)
                                                                         --------      -------        -------        -------
      Net expenses ...................................................        913           55            107             92
                                                                         --------      -------        -------        -------
NET INVESTMENT INCOME ................................................        812          121            246            258
                                                                         --------      -------        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities ...............................    (18,316)      (5,500)        (6,588)        (2,335)
Net change in unrealized appreciation (depreciation) on investments ..     30,109        6,190          7,572          2,776
Net change in unrealized appreciation (depreciation) from affiliated
  funds ..............................................................         --           25             31             (2)
                                                                         --------      -------        -------        -------
NET GAIN (LOSS) ON INVESTMENTS .......................................     11,793          715          1,015            439
                                                                         --------      -------        -------        -------
Net increase in net assets resulting from operations .................   $ 12,605      $   836        $ 1,261        $   697
                                                                         ========      =======        =======        =======

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

(Reported in thousands)

                                                                                                      MID-CAP
                                                                                                    VALUE SERIES
                                                                                                     (FORMERLY
                                                               DYNAMIC ASSET                          SANFORD
                                                                 ALLOCATION                          BERNSTEIN
                                                                  SERIES:     GROWTH AND  MID-CAP     MID-CAP      MONEY
                                                                  MODERATE      INCOME     GROWTH      VALUE      MARKET
                                                                   GROWTH       SERIES     SERIES      SERIES)    SERIES
                                                               -------------  ----------  --------  ------------  ------
INVESTMENT INCOME
Dividends ..................................................      $    --     $  1,052    $   119    $  1,048     $  --
Income distributions received from affiliated funds ........           13           --         --          --        --
Income distributions received from non-affiliated funds ....          279           --         --          --        --
Interest ...................................................           --           --         --          --       603
Foreign taxes withheld .....................................           --          (12)        --          (2)       --
                                                                  -------     --------    -------    --------     -----
      Total investment income ..............................          292        1,040        119       1,046       603
                                                                  -------     --------    -------    --------     -----
EXPENSES
Investment advisory fee ....................................           41          269        151         456       398
Administration fee .........................................            9           32         16          37        35
Distribution and service fees ..............................           27           --         --          --        --
Transfer agent fee and expenses ............................           15           44         24          49       111
Custodian fees .............................................            3           18          6          10        15
Printing fees and expenses .................................            4           16          8          36        34
Professional fees ..........................................           13           48         19          25        40
Trustees' fee and expenses .................................            3           10          5          11        28
Miscellaneous ..............................................            3           16          8          16        65
                                                                  -------     --------    -------    --------     -----
      Total expenses .......................................          118          453        237         640       726
Less expenses reimbursed/waived by investment advisor ......          (35)         (67)       (29)        (76)     (211)
                                                                  -------     --------    -------    --------     -----
      Net expenses .........................................           83          386        208         564       515
                                                                  -------     --------    -------    --------     -----
NET INVESTMENT INCOME (LOSS) ...............................          209          654        (89)        482        88
                                                                  -------     --------    -------    --------     -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities .....................       (4,257)     (19,935)    (6,695)    (40,627)       (1)
Net realized gain (loss) on foreign currency transactions...           --           --         (1)         --        --
Net change in unrealized appreciation (depreciation)
  on investments ...........................................        4,801       20,047      9,397      46,111        --
Net change in unrealized appreciation (depreciation)
  from affiliated funds ....................................            4           --         --          --        --
Net change in unrealized appreciation (depreciation)
  on foreign currency translations .........................           --           --         --          --(1)     --
                                                                  -------     --------    -------    --------     -----
NET GAIN (LOSS) ON INVESTMENTS .............................          548          112      2,701       5,484        (1)
                                                                  -------     --------    -------    --------     -----
Net increase in net assets resulting from operations .......      $   757     $    766    $ 2,612    $  5,966     $  87
                                                                  =======     ========    =======    ========     =====

  (1) Amount is less than $500 (not reported in thousands)

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                    SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

(Reported in thousands)

                                                               MULTI-SECTOR    MULTI-SECTOR
                                                               FIXED INCOME   SHORT TERM BOND   SMALL-CAP GROWTH   SMALL-CAP VALUE
                                                                  SERIES          SERIES             SERIES            SERIES
                                                               ------------   ---------------   ----------------   ---------------
INVESTMENT INCOME
Interest ...................................................      $ 7,507         $ 1,101            $    --          $     --
Dividends ..................................................           11               2                 21               281
Foreign taxes withheld .....................................           (8)             (1)                --                (2)
                                                                  -------         -------            -------          --------
      Total investment income ..............................        7,510           1,102                 21               279
                                                                  -------         -------            -------          --------
EXPENSES
Investment advisory fee ....................................          451              77                 94               173
Administration fee .........................................           76              13                  9                14
Transfer agent fee and expenses ............................           99              20                 16                21
Custodian fees .............................................           18              17                  9                 9
Printing fees and expenses .................................           36               4                  6                13
Professional fees ..........................................           37              19                 17                19
Trustees' fee and expenses .................................           24               5                  3                 4
Miscellaneous ..............................................           33               7                  5                 7
                                                                  -------         -------            -------          --------
      Total expenses .......................................          774             162                159               260
Less expenses reimbursed/waived by investment advisor ......          (97)            (53)               (43)              (46)
                                                                  -------         -------            -------          --------
Net expenses ...............................................          677             109                116               214
                                                                  -------         -------            -------          --------
NET INVESTMENT INCOME (LOSS)  ..............................        6,833             993                (95)               65
                                                                  -------         -------            -------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities .....................       (8,650)         (2,081)            (3,375)          (20,227)
Net realized gain (loss) on foreign currency transactions ..         (106)            (14)                --                --
Net change in unrealized appreciation (depreciation) on
   investments .............................................       36,836           5,979              3,865            19,560
Net change in unrealized appreciation (depreciation) on
   foreign currency translations ...........................          (16)            (12)                --                --
                                                                  -------         -------            -------          --------
NET GAIN (LOSS) ON INVESTMENTS .............................       28,064           3,872                490              (667)
                                                                  -------         -------            -------          --------
Net increase (decrease) in net assets resulting from
   operations ..............................................      $34,897         $ 4,865            $   395          $   (602)
                                                                  =======         =======            =======          ========

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                    SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

(Reported in thousands)

                                                                                            DUFF & PHELPS                VAN KAMPEN
                                                                STRATEGIC      ABERDEEN      REAL ESTATE    VAN KAMPEN     EQUITY
                                                               ALLOCATION   INTERNATIONAL    SECURITIES      COMSTOCK     500 INDEX
                                                                 SERIES        SERIES           SERIES        SERIES       SERIES
                                                               ----------   -------------   -------------   ----------   ----------
INVESTMENT INCOME
Dividends ..................................................    $  1,236      $  9,422        $  2,340       $   597      $   769
Interest ...................................................       2,037             7              --            --           --
Foreign taxes withheld .....................................         (17)         (735)             --            (3)          --
                                                                --------      --------        --------       -------      -------
       Total investment income .............................       3,256         8,694           2,340           594          769
                                                                --------      --------        --------       -------      -------
EXPENSES
Investment advisory fee ....................................         456         1,133             271           142           85
Administration fee .........................................          64           127              30            17           24
Transfer agent fee and expenses ............................          85           162              42            26           34
Custodian fees .............................................          30            46               7             9           24
Printing fees and expenses .................................          25            69              16             7            9
Professional fees ..........................................          34            57              24            20           21
Trustees' fee and expenses .................................          21            40               9             5            8
Miscellaneous ..............................................          31            57              15             8           12
                                                                --------      --------        --------       -------      -------
       Total expenses ......................................         746         1,691             414           234          217
Less expenses reimbursed/waived by investment advisor ......        (100)          (99)            (16)          (41)         (75)
                                                                --------      --------        --------       -------      -------
       Net expenses ........................................         646         1,592             398           193          142
                                                                --------      --------        --------       -------      -------
NET INVESTMENT INCOME ......................................       2,610         7,102           1,942           401          627
                                                                --------      --------        --------       -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities .....................     (29,374)      (51,175)         (7,515)       (5,033)      (2,582)
Net realized gain (loss) on foreign currency transactions ..           1           (10)             --            --           --
Net realized gain (loss) on futures ........................          --            --              --            --           15
Net change in unrealized appreciation (depreciation)
  on investments ...........................................      35,586        74,854          (4,241)        6,100        3,163
Net change in unrealized appreciation (depreciation)
  on foreign currency translations .........................           1            48              --            --           --
Net change in unrealized appreciation (depreciation)
  on futures ...............................................          --            --              --            --          (22)
                                                                --------      --------        --------       -------      -------
NET GAIN (LOSS) ON INVESTMENTS .............................       6,214        23,717         (11,756)        1,067          574
                                                                --------      --------        --------       -------      -------
Net increase (decrease) in net assets resulting from
  operations ...............................................    $  8,824      $ 30,819        $ (9,814)      $ 1,468      $ 1,201
                                                                ========      ========        ========       =======      =======

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                        DYNAMIC ASSET ALLOCATION
                                                                        CAPITAL GROWTH SERIES          SERIES: AGGRESSIVE GROWTH
                                                                -----------------------------------   ----------------------------
                                                                SIX MONTHS ENDED                      SIX MONTHS ENDED  YEAR ENDED
YEAR ENDED                                                        JUNE 30, 2009       YEAR ENDED        JUNE 30, 2009    DECEMBER
                                                                   (UNAUDITED)    DECEMBER 31, 2008      (UNAUDITED)     31, 2008
                                                                ----------------  -----------------   ----------------  ----------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .................................      $    812          $     239           $   121        $   331
Net realized gain (loss) .....................................       (18,316)           (57,791)           (5,500)          (672)
Net change in unrealized appreciation (depreciation) .........        30,109            (92,774)            6,215         (9,160)
                                                                    --------          ---------           -------        -------
Increase (decrease) in net assets resulting from operations ..        12,605           (150,326)              836         (9,501)
                                                                    --------          ---------           -------        -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ........................................          (517)               (99)              (84)          (332)
Net realized short-term gains ................................            --                 --                --            (33)
Net realized long-term gains .................................            --                 --                --           (183)
                                                                    --------          ---------           -------        -------
Decrease in net assets from distributions to shareholders ....          (517)               (99)              (84)          (548)
                                                                    --------          ---------           -------        -------
FROM SHARE TRANSACTIONS
Sales of shares ..............................................         7,718              8,299             1,320          5,504
Reinvestment of distributions ................................           517                 99                84            548
Shares repurchased ...........................................       (18,194)           (55,397)           (1,493)        (4,626)
                                                                    --------          ---------           -------        -------
Increase (decrease) in net assets from share transactions ....        (9,959)           (46,999)              (89)         1,426
                                                                    --------          ---------           -------        -------
Net increase (decrease) in net assets ........................         2,129           (197,424)              663         (8,623)
NET ASSETS
Beginning of period ..........................................       203,188            400,612            14,803         23,426
                                                                    --------          ---------           -------        -------
End of period ................................................      $205,317          $ 203,188           $15,466        $14,803
                                                                    ========          =========           =======        =======
Accumulated undistributed net investment income (loss) at
  end of period ..............................................      $    493          $     198           $    36        $    (1)
                                                                    --------          ---------           -------        -------
SHARES
Sales of shares ..............................................           761                641               206            515
Reinvestment of distributions ................................            49                  7                11             74
Shares repurchased ...........................................        (1,873)            (4,064)             (221)          (470)
                                                                    --------          ---------           -------        -------
Net Increase/(Decrease) ......................................        (1,063)            (3,416)               (4)          (119)
                                                                    ========          =========           =======        =======

                        See Notes to Financial Statements

 DYNAMIC ASSET ALLOCATION     DYNAMIC ASSET ALLOCATION    DYNAMIC ASSET ALLOCATION
     SERIES: GROWTH               SERIES: MODERATE        SERIES: MODERATE GROWTH    GROWTH AND INCOME SERIES
--------------------------   --------------------------   ------------------------   ------------------------
  SIX MONTHS                 SIX MONTHS                    SIX MONTHS                 SIX MONTHS
    ENDED       YEAR ENDED   ENDED JUNE     YEAR ENDED     ENDED JUNE   YEAR ENDED    ENDED JUNE    YEAR ENDED
JUNE 30, 2009    DECEMBER     30, 2009     DECEMBER 31,     30, 2009     DECEMBER      30, 2009      DECEMBER
 (UNAUDITED)     31, 2008    (UNAUDITED)       2008       (UNAUDITED)    31, 2008    (UNAUDITED)     31, 2008
-------------   ----------   -----------   ------------   -----------   ----------   -----------   -----------
   $   246       $    738      $   258       $   443        $   209      $   580      $    654      $  1,835
    (6,588)        (1,407)      (2,335)         (904)        (4,257)        (957)      (19,935)       (5,791)
     7,603        (12,576)       2,774        (2,069)         4,805       (6,207)       20,047       (45,826)
   -------       --------      -------       -------        -------      -------      --------      --------
     1,261        (13,245)         697        (2,530)           757       (6,584)          766       (49,782)
   -------       --------      -------       -------        -------      -------      --------      --------
      (228)          (741)        (194)         (443)          (140)        (581)         (916)       (1,577)
        --             (2)          (3)          (61)            --           (1)           --            --
        (2)          (401)          (2)         (217)            --         (648)           --        (1,580)
   -------       --------      -------       -------        -------      -------      --------      --------
      (230)        (1,144)        (199)         (721)          (140)      (1,230)         (916)       (3,157)
   -------       --------      -------       -------        -------      -------      --------      --------
     2,331         11,226        8,157        23,375          2,774       12,816         2,239         2,911
       230          1,144          199           721            140        1,230           916         3,157
    (1,946)        (5,984)      (6,861)       (5,149)        (2,538)      (3,919)       (8,181)      (27,092)
   -------       --------      -------       -------        -------      -------      --------      --------
       615          6,386        1,495        18,947            376       10,127        (5,026)      (21,024)
   -------       --------      -------       -------        -------      -------      --------      --------
     1,646         (8,003)       1,993        15,696            993        2,313        (5,176)      (73,963)
    28,186         36,189       23,033         7,337         21,998       19,685        85,111       159,074
   -------       --------      -------       -------        -------      -------      --------      --------
   $29,832       $ 28,186      $25,026       $23,033        $22,991      $21,998      $ 79,935      $ 85,111
   =======       ========      =======       =======        =======      =======      ========      ========
   $    15       $     (3)     $    63       $    (1)       $    68      $    (1)     $    194      $    456
   -------       --------      -------       -------        -------      -------      --------      --------
       329          1,086          994         2,397            368        1,299           252           247
        29            148           22            81             17          153            96           271
      (280)          (621)        (826)         (547)          (335)        (422)         (937)       (2,157)
   -------       --------      -------       -------        -------      -------      --------      --------
        78            613          190         1,931             50        1,030          (589)       (1,639)
   =======       ========      =======       =======        =======      =======      ========      ========

                        SEE NOTES TO FINANCIAL STATEMENTS

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                      MID-CAP GROWTH SERIES              MID-CAP VALUE SERIES
                                                                 -------------------------------   -------------------------------
                                                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                                   JUNE 30, 2009     DECEMBER 31,    JUNE 30, 2009    DECEMBER 31,
                                                                    (UNAUDITED)         2008          (UNAUDITED)         2008
                                                                 ----------------   ------------   ----------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .................................        $   (89)       $    (477)        $    482         $    567
Net realized gain (loss) .....................................         (6,696)         (13,249)         (40,627)          (2,207)
Net change in unrealized appreciation (depreciation) .........          9,397          (19,902)          46,111          (48,035)
Payment by affiliate (see Note 3) ............................             --               --               --               --
                                                                      -------        ---------         --------         --------
Increase (decrease) in net assets resulting from operations ..          2,612          (33,628)           5,966          (49,675)
                                                                      -------        ---------         --------         --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ........................................             --               --             (597)            (200)
Net realized short-term gains ................................             --               --              (33)          (1,321)
Net realized long-term gains .................................             --               --           (1,070)          (6,120)
                                                                      -------        ---------         --------         --------
Decrease in net assets from distributions to shareholders ....             --               --           (1,700)          (7,641)
                                                                      -------        ---------         --------         --------
FROM SHARE TRANSACTIONS
Sales of shares ..............................................          3,937            3,837            3,382           18,723
Reinvestment of distributions ................................             --               --            1,700            7,641
Shares repurchased ...........................................         (4,266)         (17,338)          (5,430)         (15,156)
                                                                      -------        ---------         --------         --------
Increase (decrease) in net assets from share transactions ....           (329)         (13,501)            (348)          11,208
                                                                      -------        ---------         --------         --------
Net increase (decrease) in net assets ........................          2,283          (47,129)           3,918          (46,108)

NET ASSETS
Beginning of period ..........................................         40,124           87,253           92,146          138,254
                                                                      -------        ---------         --------         --------
End of period ................................................        $42,407        $  40,124         $ 96,064         $ 92,146
                                                                      =======        =========         ========         ========
Accumulated undistributed net investment income (loss)
  at end of period ...........................................        $ (100)        $     (11)        $    365         $    480

SHARES
Sales of shares ..............................................           408               297              491            1,758
Reinvestment of distributions ................................            --                --              215              940
Shares repurchased ...........................................          (472)           (1,290)            (781)          (1,393)
                                                                      -------        ---------         --------         --------
Net Increase/(Decrease) ......................................           (64)             (993)             (75)           1,305
                                                                      =======        =========         ========         ========

                        See Notes to Financial Statements

                                             MULTI-SECTOR                      MULTI-SECTOR
       MONEY MARKET SERIES               FIXED INCOME SERIES              SHORT TERM BOND SERIES          SMALL-CAP GROWTH SERIES
--------------------------------   -------------------------------   -------------------------------   -----------------------------
SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
  JUNE 30, 2009     DECEMBER 31,     JUNE 30, 2009    DECEMBER 31,     JUNE 30, 2009    DECEMBER 31,     JUNE 30, 2009     DECEMBER
   (UNAUDITED)          2008          (UNAUDITED)         2008          (UNAUDITED)         2008          (UNAUDITED)      31, 2008
----------------   -------------   ----------------   ------------   ----------------   ------------   ----------------   ----------


    $     88          $  4,254         $  6,833         $ 14,736        $    993          $  2,889         $   (95)        $   (301)
          (1)           (3,190)          (8,756)          (6,290)         (2,095)             (853)         (3,375)         (10,091)
          --                --           36,820          (48,993)          5,967            (7,686)          3,865          (12,596)
          --             3,217               --               --              --                --              --               --
    --------          --------         --------         --------        --------          --------         -------         --------
          87             4,281           34,897          (40,547)          4,865            (5,650)            395          (22,988)
    --------          --------         --------         --------        --------          --------         -------         --------

         (90)           (4,253)          (6,372)         (16,140)           (965)           (2,849)             --               --
          --                --               --               --              --                --              --             (166)
          --                --               --               --              --                --              --           (1,185)
    --------          --------         --------         --------        --------          --------         -------         --------
         (90)           (4,253)          (6,372)         (16,140)           (965)           (2,849)             --           (1,351)
    --------          --------         --------         --------        --------          --------         -------         --------

      36,855           127,851            6,116           20,080           4,320            24,709           1,634            3,388
          90             4,253            6,372           16,140             965             2,849              --            1,351
     (59,263)          (94,873)         (18,452)         (57,499)        (19,815)          (22,601)         (3,382)         (10,452)
    --------          --------         --------         --------        --------          --------         -------         --------
     (22,318)           37,231           (5,964)         (21,279)        (14,530)            4,957          (1,748)          (5,713)
    --------          --------         --------         --------        --------          --------         -------         --------
     (22,321)           37,259           22,561          (77,966)        (10,630)           (3,542)         (1,353)         (30,052)

     206,696           169,437          172,901          250,867          40,626            44,168          25,716           55,768
    --------          --------         --------         --------        --------          --------         -------         --------
    $184,375          $206,696         $195,462         $172,901        $ 29,996          $ 40,626         $24,363         $ 25,716
    ========          ========         ========         ========        ========          ========         =======         ========
    $     (1)         $      1         $  2,231         $  1,770        $    598          $    570         $  (104)        $     (9)

--------------------------------   -------------------------------   -------------------------------   -----------------------------

       3,686            12,785              848            2,390             485             2,508             173              247
           9               425              797            2,062             104               319              --               92
      (5,926)           (9,486)          (2,481)          (6,879)         (2,309)           (2,370)           (385)            (764)
    --------          --------         --------         --------        --------          --------         -------         --------
      (2,231)            3,724             (836)          (2,427)         (1,720)              457            (212)            (425)
    ========          ========         ========         ========        ========          ========         =======         ========

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                      SMALL-CAP VALUE SERIES         STRATEGIC ALLOCATION SERIES
                                                                 -------------------------------   -------------------------------
                                                                 SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                                   JUNE 30, 2009    DECEMBER 31,    JUNE 30, 2009     DECEMBER 31,
                                                                    (UNAUDITED)         2008         (UNAUDITED)          2008
                                                                 ----------------   ------------   ----------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .................................       $     65         $    197         $  2,610         $   7,000
Net realized gain (loss) .....................................        (20,227)          (5,021)         (29,373)           (8,768)
Net change in unrealized appreciation (depreciation) .........         19,560          (20,962)          35,587           (59,653)
                                                                     --------         --------         --------         ---------
Increase (decrease) in net assets resulting from operations ..           (602)         (25,786)           8,824           (61,421)
                                                                     --------         --------         --------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ........................................           (162)             (59)          (3,356)           (6,415)
Net realized short-term gains ................................             --             (346)              --              (392)
Net realized long-term gains .................................             --           (1,112)              --            (1,819)
                                                                     --------         --------         --------         ---------
Decrease in net assets from distributions to shareholders ....           (162)          (1,517)          (3,356)           (8,626)
                                                                     --------         --------         --------         ---------
FROM SHARE TRANSACTIONS
Sales of shares ..............................................          1,402           11,653            1,267             4,033
Reinvestment of distributions ................................            162            1,517            3,356             8,626
Shares repurchased ...........................................         (4,399)         (21,097)         (16,422)          (49,994)
Increase (decrease) in net assets from share transactions ....         (2,835)          (7,927)         (11,799)          (37,335)
Net increase (decrease) in net assets ........................         (3,599)         (35,230)          (6,331)         (107,382)

NET ASSETS
Beginning of period ..........................................         38,012           73,242          163,271           270,653
                                                                     --------         --------         --------         ---------
End of period ................................................       $ 34,413         $ 38,012         $156,940         $ 163,271
                                                                     ========         ========         ========         =========
Accumulated undistributed net investment income (loss)
  at end of period ...........................................       $     41         $    138         $    888         $   1,634

SHARES
Sales of shares ..............................................            176              867              139               357
Reinvestment of distributions ................................             19              118              349               800
Shares repurchased ...........................................           (558)          (1,713)          (1,826)           (4,396)
                                                                     --------         --------         --------         ---------
Net Increase/(Decrease) ......................................           (363)            (728)          (1,338)           (3,239)
                                                                     ========         ========         ========         =========

                        See Notes to Financial Statements

          ABERDEEN                  DUFF & PHELPS REAL                                               VAN KAMPEN
    INTERNATIONAL SERIES         ESTATE SECURITIES SERIES      VAN KAMPEN COMSTOCK SERIES      EQUITY 500 INDEX SERIES
----------------------------   ----------------------------   ----------------------------   ---------------------------
  SIX MONTHS                     SIX MONTHS                     SIX MONTHS                    SIX MONTHS
    ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED     ENDED JUNE     YEAR ENDED
JUNE 30, 2009   DECEMBER 31,   JUNE 30, 2009   DECEMBER 31,   JUNE 30, 2009   DECEMBER 31,     30, 2009     DECEMBER 31,
 (UNAUDITED)        2008        (UNAUDITED)        2008        (UNAUDITED)        2008        (UNAUDITED)       2008
-------------   ------------   -------------   ------------   -------------   ------------   ------------   ------------


   $  7,102       $  10,868       $ 1,942        $  2,863        $   401        $  1,366        $   627       $  1,692
    (51,185)        (22,572)       (7,515)        (11,283)        (5,033)         (9,606)        (2,567)        (3,006)
     74,902        (184,774)       (4,241)        (41,460)         6,100         (18,757)         3,141        (40,098)
   --------       ---------       -------        --------        -------        --------        -------       --------
     30,819        (196,478)       (9,814)        (49,880)         1,468         (26,997)         1,201        (41,412)
   --------       ---------       -------        --------        -------        --------        -------       --------

     (3,531)         (8,592)       (1,956)         (1,898)          (473)         (1,124)          (560)        (1,544)
         --              (4)           --            (769)            --            (338)            --             --
         --         (18,488)           --          (2,191)            --          (1,025)            --             --
   --------       ---------       -------        --------        -------        --------        -------       --------
     (3,531)        (27,084)       (1,956)         (4,858)          (473)         (2,487)          (560)        (1,544)
   --------       ---------       -------        --------        -------        --------        -------       --------

     17,917          49,222         7,632          20,706          4,049           2,028          1,007          2,607
      3,531          27,084         1,956           4,858            473           2,487            560          1,544
    (14,438)        (34,720)       (2,770)        (19,767)        (7,504)        (18,558)        (7,906)       (20,665)
   --------       ---------       -------        --------        -------        --------        -------       --------
      7,010          41,586         6,818           5,797         (2,982)        (14,043)        (6,339)       (16,514)
   --------       ---------       -------        --------        -------        --------        -------       --------
     34,298        (181,976)       (4,952)        (48,941)        (1,987)        (43,527)        (5,698)       (59,470)


    319,937         501,913        86,199         135,140         43,845          87,372         64,174        123,644
   --------       ---------       -------        --------        -------        --------        -------       --------
   $354,235       $ 319,937       $81,247        $ 86,199        $41,858        $ 43,845        $58,476       $ 64,174
   ========       =========       =======        ========        =======        ========        =======       ========
   $  6,191       $   2,620       $ 1,501        $  1,515        $   259        $    331        $   424       $    357

----------------------------   ----------------------------   ----------------------------   ---------------------------

      1,711           3,383           590             875            573             206            131            240
        297           1,787           141             210             60             263             68            170
     (1,388)         (2,162)         (213)           (821)        (1,030)         (1,761)        (1,056)        (1,858)
   --------       ---------       -------        --------        -------        --------        -------       --------
        620           3,008           518             264           (397)         (1,292)          (857)        (1,448)
   ========       =========       =======        ========        =======        ========        =======       ========

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        NET                       NET                     DIVIDENDS   DISTRIBUTIONS
                                                       ASSET         NET        REALIZED       TOTAL        FROM           FROM
                                                       VALUE,    INVESTMENT       AND          FROM          NET           NET
                                                     BEGINNING     INCOME      UNREALIZED   INVESTMENT   INVESTMENT      REALIZED
                                                     OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS
-----------------------------------------------------------------------------------------------------------------------------------
---------------------
CAPITAL GROWTH SERIES
---------------------
1/1/09 to 6/30/09(7)                                   $ 9.95       0.04(1)        0.65        0.69        (0.03)            --
1/1/08 to 12/31/08                                      16.81       0.01(1)       (6.87)      (6.86)          --(5)          --
1/1/07 to 12/31/07                                      15.21       0.04(1)        1.60        1.64        (0.04)            --
1/1/06 to 12/31/06                                      14.77       0.04(1)        0.43        0.47        (0.03)            --
1/1/05 to 12/31/05                                      14.25       0.01(1)        0.52        0.53        (0.01)            --
1/1/04 to 12/31/04                                      13.69       0.11           0.57        0.68        (0.12)            --
--------------------------------------------------
DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
--------------------------------------------------
1/1/09 to 6/30/09(7)                                   $ 7.07       0.06(1)        0.31        0.37        (0.04)            --
1/1/08 to 12/31/08                                      11.86       0.16(1)       (4.68)      (4.52)       (0.16)         (0.11)
1/1/07 to 12/31/07                                      11.15       0.16(1)        0.78        0.94        (0.13)         (0.10)
2/3/06 (inception) to 12/31/06                          10.00       0.11           1.15        1.26        (0.11)            --
---------------------------------------
DYNAMIC ASSET ALLOCATION SERIES: GROWTH
---------------------------------------
1/1/09 to 6/30/09(7)                                   $ 7.52       0.07(1)        0.26        0.33        (0.06)            --(5)
1/1/08 to 12/31/08                                      11.54       0.21(1)       (3.91)      (3.70)       (0.21)         (0.11)
1/1/07 to 12/31/07                                      10.87       0.22(1)        0.69        0.91        (0.16)         (0.08)
2/3/06 (inception) to 12/31/06                          10.00       0.13           0.87        1.00        (0.13)            --
-----------------------------------------
DYNAMIC ASSET ALLOCATION SERIES: MODERATE
-----------------------------------------
1/1/09 to 6/30/09(7)                                   $ 8.83       0.09(1)        0.10        0.19        (0.07)            --(5)
1/1/08 to 12/31/08                                      10.86       0.32(1)       (2.04)      (1.72)       (0.20)         (0.11)
1/1/07 to 12/31/07                                      10.41       0.30(1)        0.54        0.84        (0.24)         (0.15)
2/3/06 (inception) to 12/31/06                          10.00       0.15           0.42        0.57        (0.16)            --
------------------------------------------------
DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
------------------------------------------------
1/1/09 to 6/30/09(7)                                   $ 7.93       0.07(1)        0.19        0.26        (0.05)            --
1/1/08 to 12/31/08                                      11.30       0.26(1)       (3.15)      (2.89)       (0.23)         (0.25)
1/1/07 to 12/31/07                                      10.72       0.24(1)        0.67        0.91        (0.20)         (0.13)
2/3/06 (inception) to 12/31/06                          10.00       0.14           0.74        0.88        (0.14)         (0.02)
------------------------
GROWTH AND INCOME SERIES
------------------------
1/1/09 to 6/30/09(7)                                   $ 9.45       0.08(1)        0.07        0.15        (0.11)            --
1/1/08 to 12/31/08                                      14.94       0.19(1)       (5.35)      (5.16)       (0.17)         (0.16)
1/1/07 to 12/31/07                                      14.51       0.16(1)        0.81        0.97        (0.15)         (0.39)
1/1/06 to 12/31/06                                      12.52       0.16(1)        1.98        2.14        (0.15)            --
1/1/05 to 12/31/05                                      12.07       0.13(1)        0.45        0.58        (0.13)            --
1/1/04 to 12/31/04                                      11.06       0.13(1)        1.02        1.15        (0.14)            --
---------------------
MID-CAP GROWTH SERIES
---------------------
1/1/09 to 6/30/09(7)                                   $ 9.27      (0.02)(1)       0.69        0.67           --             --
1/1/08 to 12/31/08                                      16.40      (0.10)(1)      (7.03)      (7.13)          --             --
1/1/07 to 12/31/07                                      13.46      (0.11)(1)       3.05        2.94           --             --
1/1/06 to 12/31/06                                      12.93      (0.09)(1)       0.62        0.53           --             --
1/1/05 to 12/31/05                                      12.41      (0.09)(1)       0.61        0.52           --             --
1/1/04 to 12/31/04                                      11.63      (0.06)(1)       0.84        0.78           --             --

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                               RATIO OF
                                                                           GROSS OPERATING
                                                                               EXPENSES       RATIO OF
                              NET                  NET        RATIO OF        TO AVERAGE        NET
                  CHANGE     ASSET               ASSETS,   NET OPERATING      NET ASSETS     INVESTMENT
                    IN      VALUE,               END OF       EXPENSES         (BEFORE         INCOME     PORTFOLIO
    TOTAL       NET ASSET   END OF    TOTAL      PERIOD      TO AVERAGE      WAIVERS AND     TO AVERAGE    TURNOVER
DISTRIBUTIONS     VALUE     PERIOD   RETURN      (000S)      NET ASSETS    REIMBURSEMENTS)   NET ASSETS      RATE
--------------------------------------------------------------------------------------------------------------------



    (0.03)         0.66     $10.61     6.87%(3) $205,317       0.95%(2)          1.09%(2)       0.85%(2)       62%(3)
       --         (6.86)      9.95   (40.78)     203,188       0.94              0.94           0.08          164
    (0.04)         1.60      16.81    10.75      400,612       0.91              0.91           0.22           88
    (0.03)         0.44      15.21     3.22      435,126       0.92              0.92           0.25          182
    (0.01)         0.52      14.77     3.71      462,402       0.89              0.89           0.06           73
    (0.12)         0.56      14.25     4.97      565,515       0.87              0.87           0.72           50



    (0.04)         0.33     $ 7.40     5.25%(3) $ 15,466       0.78%(2)(4)       1.18%(2)       1.72%(2)       83%(3)
    (0.27)        (4.79)      7.07   (38.25)      14,803       0.70              1.02           1.58          185
    (0.23)         0.71      11.86     8.45       23,426       0.70              1.04           1.37          105
    (0.11)         1.15      11.15    12.61(3)    11,297       0.70(2)           1.67(2)        2.26(2)       110(3)



    (0.06)         0.27     $ 7.79     4.45%(3) $ 29,832       0.78%(2)(4)       1.07%(2)       1.84%(2)       66%(3)
    (0.32)        (4.02)      7.52   (32.18)      28,186       0.70              0.95           2.06          182
    (0.24)         0.67      11.54     8.33       36,189       0.70              1.03           1.88          127
    (0.13)         0.87      10.87     9.98(3)    13,063       0.70(2)           1.58(2)        2.61(2)       125(3)



    (0.07)         0.12     $ 8.95     2.10%(3) $ 25,026       0.78%(2)(4)       1.09%(2)       2.22%(2)       85%(3)
    (0.31)        (2.03)      8.83   (15.80)      23,033       0.70              1.09           3.25          126
    (0.39)         0.45      10.86     7.98        7,337       0.70              1.49           2.80          140
    (0.16)         0.41      10.41     5.69(3)     3,861       0.70(2)           3.10(2)        3.58(2)        81(3)



    (0.05)         0.21     $ 8.14     3.29%(3) $ 22,991       0.78%(2)(4)       1.11%(2)       1.97%(2)       73%(3)
    (0.48)        (3.37)      7.93   (25.60)      21,998       0.70              1.01           2.60          177
    (0.33)         0.58      11.30     8.50       19,685       0.70              1.11           2.14          146
    (0.16)         0.72      10.72     8.78(3)     9,364       0.70(2)           1.99(2)        3.20(2)       106(3)



    (0.11)         0.04     $ 9.49     1.69%(3) $ 79,935       1.01%(2)          1.18%(2)       1.70%(2)       92%(3)
    (0.33)        (5.49)      9.45   (34.93)      85,111       0.85              0.99           1.51           56
    (0.54)         0.43      14.94     6.66      159,074       0.85              0.95           1.03           44
    (0.15)         1.99      14.51    17.18      167,529       0.91(4)           0.97           1.17           37
    (0.13)         0.45      12.52     4.80      141,038       0.95              0.99           1.04           44
    (0.14)         1.01      12.07    10.48      149,609       0.95              0.98           1.13           58



       --          0.67     $ 9.94     7.28%(3) $ 42,407       1.10%(2)          1.25%(2)      (0.47)%(2)      34%(3)
       --         (7.13)      9.27   (43.47)      40,124       1.10              1.10          (0.75)          64
       --          2.94      16.40    21.80       87,253       1.05              1.05          (0.73)         149
       --          0.53      13.46     4.13       89,512       1.13(4)           1.14          (0.72)          80
       --          0.52      12.93     4.18       47,162       1.15              1.21          (0.76)         178
       --          0.78      12.41     6.72       62,681       1.15              1.18          (0.53)         175

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                     NET                              DIVIDENDS  DISTRIBUTIONS
                                       ASSET        NET       REALIZED                 TOTAL       FROM          FROM
                                       VALUE,   INVESTMENT      AND       PAYMENT      FROM         NET          NET
                                     BEGINNING    INCOME     UNREALIZED     BY      INVESTMENT  INVESTMENT     REALIZED
                                     OF PERIOD    (LOSS)    GAIN (LOSS)  AFFILIATE  OPERATIONS    INCOME        GAINS
-------------------------------------------------------------------------------------------------------------------------
----------------------------
PHOENIX MID-CAP VALUE SERIES
----------------------------
1/1/09 to 6/30/09(7)                   $ 7.55    0.04(1)        0.47       $   --      0.51       (0.05)       (0.09)
1/1/08 to 12/31/08                      12.68    0.05(1)       (4.50)          --     (4.45)      (0.02)       (0.66)
1/1/07 to 12/31/07                      14.12    0.02(1)        0.31           --      0.33       (0.02)       (1.75)
1/1/06 to 12/31/06                      14.01    0.07(1)        1.98           --      2.05       (0.06)       (1.88)
1/1/05 to 12/31/05                      14.02    0.01(1)        1.08           --      1.09       (0.02)       (1.08)
1/1/04 to 12/31/04                      12.54    0.02           2.51           --      2.53       (0.02)       (1.03)

-------------------
MONEY MARKET SERIES
-------------------
1/1/09 to 6/30/09(7)                   $10.00      --(1)(5)       --       $   --        --          --(5)        --
1/1/08 to 12/31/08                      10.00    0.22(1)       (0.17)        0.17      0.22       (0.22)          --
1/1/07 to 12/31/07                      10.00    0.47(1)          --           --      0.47       (0.47)          --
1/1/06 to 12/31/06                      10.00    0.43             --           --      0.43       (0.43)          --
1/1/05 to 12/31/05                      10.00    0.26             --           --      0.26       (0.26)          --
1/1/04 to 12/31/04                      10.00    0.08             --           --      0.08       (0.08)          --

--------------------------------
MULTI-SECTOR FIXED INCOME SERIES
--------------------------------
1/1/09 to 6/30/09(7)                   $ 6.86    0.28(1)        1.16       $   --      1.44       (0.27)          --
1/1/08 to 12/31/08                       9.09    0.57(1)       (2.15)          --     (1.58)      (0.65)          --
1/1/07 to 12/31/07                       9.25    0.53(1)       (0.19)          --      0.34       (0.50)          --
1/1/06 to 12/31/06                       9.14    0.52(1)        0.09           --      0.61       (0.50)          --
1/1/05 to 12/31/05                       9.43    0.50(1)       (0.34)          --      0.16       (0.45)          --
1/1/04 to 12/31/04                       9.39    0.55           0.07           --      0.62       (0.58)          --

-----------------------------------
MULTI-SECTOR SHORT TERM BOND SERIES
-----------------------------------
1/1/09 to 6/30/09(7)                   $ 8.23    0.28(1)        1.13       $   --      1.41       (0.31)          --
1/1/08 to 12/31/08                       9.87    0.54(1)       (1.63)          --     (1.09)      (0.55)          --
1/1/07 to 12/31/07                      10.01    0.53(1)       (0.13)          --      0.40       (0.54)          --
1/1/06 to 12/31/06                       9.93    0.49(1)        0.06           --      0.55       (0.47)          --
1/1/05 to 12/31/05                      10.16    0.45(1)       (0.31)          --      0.14       (0.37)          --
1/1/04 to 12/31/04                      10.05    0.42           0.11           --      0.53       (0.42)          --

-----------------------
SMALL-CAP GROWTH SERIES
-----------------------
1/1/09 to 6/30/09(7)                   $ 9.53   (0.04)(1)       0.31       $   --      0.27          --           --
1/1/08 to 12/31/08                      17.85   (0.10)(1)      (7.76)          --     (7.86)         --        (0.46)
1/1/07 to 12/31/07                      18.65   (0.12)(1)       3.07           --      2.95          --        (3.75)
1/1/06 to 12/31/06                      15.61   (0.10)(1)       3.14           --      3.04          --           --
1/1/05 to 12/31/05                      14.72   (0.08)(1)       2.38           --      2.30          --        (1.41)
1/1/04 to 12/31/04                      14.64   (0.11)(1)       0.42           --      0.31          --        (0.23)

------------------------------
PHOENIX SMALL-CAP VALUE SERIES
------------------------------
1/1/09 to 6/30/09(7)                   $ 8.77    0.02(1)       (0.09)      $   --     (0.07)      (0.04)          --
1/1/08 to 12/31/08                      14.46    0.04(1)       (5.42)          --     (5.38)      (0.01)       (0.30)
1/1/07 to 12/31/07                      17.03      --(1)(5)    (0.30)          --     (0.30)         --        (2.27)
1/1/06 to 12/31/06                      17.02    0.04(1)        2.77           --      2.81       (0.04)       (2.76)
1/1/05 to 12/31/05                      16.74   (0.03)(1)       1.28           --      1.25          --        (0.97)
1/1/04 to 12/31/04                      14.84   (0.03)(1)       3.39           --      3.36          --        (1.46)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                         RATIO OF
                                                                      GROSS OPERATING
                                                                          EXPENSES      RATIO OF
                            NET                 NET       RATIO OF       TO AVERAGE       NET
                 CHANGE    ASSET              ASSETS,  NET OPERATING     NET ASSETS    INVESTMENT
                  IN      VALUE,              END OF      EXPENSES        (BEFORE        INCOME     PORTFOLIO
    TOTAL      NET ASSET  END OF   TOTAL      PERIOD     TO AVERAGE     WAIVERS AND    TO AVERAGE    TURNOVER
DISTRIBUTIONS    VALUE    PERIOD  RETURN      (000S)     NET ASSETS   REIMBURSEMENTS)  NET ASSETS     RATE
-------------------------------------------------------------------------------------------------------------


   (0.14)         0.37    $ 7.92    6.79%(3) $ 96,064      1.30%(2)       1.47%(2)       1.11%(2)    115%(3)
   (0.68)        (5.13)     7.55  (35.45)      92,146      1.30           1.32           0.46         49
   (1.77)        (1.44)    12.68    2.00      138,254      1.29           1.29           0.11         33
   (1.94)         0.11     14.12   14.91      131,717      1.30           1.32           0.46         52
   (1.10)        (0.01)    14.01    7.73      121,855      1.30           1.33           0.07         37
   (1.05)         1.48     14.02   20.41      116,014      1.30           1.34           0.25         36




      --            --    $10.00    0.04%(3) $184,375      0.52%(2)       0.73%(2)       0.09%(2)    N/A
   (0.22)           --     10.00    2.25(6)   206,696      0.61           0.61           2.19        N/A
   (0.47)           --     10.00    4.88      169,437      0.57           0.57           4.74        N/A
   (0.43)           --     10.00    4.41      157,158      0.65           0.66           4.35        N/A
   (0.26)           --     10.00    2.58      146,431      0.65           0.66           2.54        N/A
   (0.08)           --     10.00    0.79      156,996      0.64           0.64           0.77        N/A




   (0.27)         1.17    $ 8.03   20.74%(3) $195,462      0.75%(2)       0.86%(2)       7.58%(2)     53%(3)
   (0.65)        (2.23)     6.86  (17.93)     172,901      0.75           0.76           6.69         72
   (0.50)        (0.16)     9.09    3.71      250,867      0.74           0.74           5.65         94
   (0.50)         0.11      9.25    6.84      245,750      0.74           0.74           5.60         90
   (0.45)        (0.29)     9.14    1.78      239,097      0.75           0.75           5.37         91
   (0.58)         0.04      9.43    6.84      249,885      0.73           0.73           5.68         100




   (0.31)         1.10    $ 9.33   17.20%(3) $ 29,996      0.70%(2)       1.04%(2)       6.41%(2)     38%(3)
   (0.55)        (1.64)     8.23  (11.35)      40,626      0.70           0.85           5.66         96
   (0.54)        (0.14)     9.87    3.99       44,168      0.70           0.82           5.23         73
   (0.47)         0.08     10.01    5.71       46,663      0.70           0.88           4.92         87
   (0.37)        (0.23)     9.93    1.36       47,534      0.70           0.98           4.45         91
   (0.42)         0.11     10.16    5.34       36,136      0.51(4)        1.08           4.37         79




      --          0.27    $ 9.80    2.81%(3) $ 24,363      1.05%(2)       1.44%(2)      (0.86)% (2)  159%(3)
   (0.46)        (8.32)     9.53  (44.92)      25,716      1.00           1.20          (0.75)       177
   (3.75)        (0.80)    17.85   16.10       55,768      1.00           1.12          (0.62)        59
      --          3.04     18.65   19.45       57,653      1.00           1.27          (0.59)       147
   (1.41)         0.89     15.61   15.64       23,178      1.00           1.65          (0.54)       182
   (0.23)         0.08     14.72    2.12       19,561      1.00           1.74          (0.75)       200




   (0.04)        (0.11)   $ 8.66   (0.73)%(3)$ 34,413      1.30%(2)       1.58%(2)       0.39%(2)    127%(3)
   (0.31)        (5.69)     8.77  (37.91)      38,012      1.30           1.38           0.33         50
   (2.27)        (2.57)    14.46   (2.10)      73,242      1.30           1.31          (0.03)        32
   (2.80)         0.01     17.03   16.75       82,771      1.30           1.35           0.21         55
   (0.97)         0.28     17.02    7.46       72,422      1.30           1.40          (0.19)        32
   (1.46)         1.90     16.74   22.67       67,785      1.30           1.43          (0.22)        44

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         NET                       NET                     DIVIDENDS   DISTRIBUTIONS
                                                        ASSET         NET        REALIZED       TOTAL        FROM           FROM
                                                        VALUE,    INVESTMENT       AND          FROM          NET           NET
                                                      BEGINNING     INCOME     UNREALIZED    INVESTMENT   INVESTMENT      REALIZED
                                                      OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS     INCOME         GAINS
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
STRATEGIC ALLOCATION SERIES
---------------------------
1/1/09 to 6/30/09(7)                                    $ 9.25      0.16(1)        0.42         0.58        (0.21)            --
1/1/08 to 12/31/08                                       12.95      0.37(1)       (3.60)       (3.23)       (0.35)         (0.12)
1/1/07 to 12/31/07                                       13.30      0.36(1)        0.43         0.79        (0.37)         (0.77)
1/1/06 to 12/31/06                                       13.78      0.38(1)        1.31         1.69        (0.38)         (1.79)
1/1/05 to 12/31/05                                       14.24      0.34(1)       (0.08)        0.26        (0.33)         (0.39)
1/1/04 to 12/31/04                                       13.96      0.37           0.65         1.02        (0.37)         (0.37)

-----------------------------
ABERDEEN INTERNATIONAL SERIES
-----------------------------
1/1/09 to 6/30/09(7)                                    $10.95      0.24(1)        0.80         1.04        (0.12)            --
1/1/08 to 12/31/08                                       19.14      0.40(1)       (7.57)       (7.17)       (0.31)         (0.71)
1/1/07 to 12/31/07                                       17.80      0.40(1)        2.25         2.65        (0.30)         (1.01)
1/1/06 to 12/31/06                                       14.29      0.33(1)        3.53         3.86        (0.35)            --
1/1/05 to 12/31/05                                       12.54      0.46(1)        1.86         2.32        (0.57)            --
1/1/04 to 12/31/04                                       10.66      0.23           1.96         2.19        (0.31)            --

-------------------------------------------
DUFF & PHELPS REAL ESTATE SECURITIES SERIES
-------------------------------------------
1/1/09 to 6/30/09(7)                                    $16.26      0.36(1)       (2.31)       (1.95)       (0.35)            --
1/1/08 to 12/31/08                                       26.82      0.56(1)      (10.17)       (9.61)       (0.37)         (0.58)
1/1/07 to 12/31/07                                       35.60      0.51(1)       (6.00)       (5.49)       (0.44)         (2.85)
1/1/06 to 12/31/06                                       28.38      0.45(1)        9.90        10.35        (0.44)         (2.69)
1/1/05 to 12/31/05                                       26.39      0.44(1)        3.46         3.90        (0.44)         (1.47)
1/1/04 to 12/31/04                                       21.85      0.56           6.87         7.43        (0.59)         (2.30)

--------------------------
VAN KAMPEN COMSTOCK SERIES
--------------------------
1/1/09 to 6/30/09(7)                                    $ 7.69      0.07(1)        0.22         0.29        (0.09)            --
1/1/08 to 12/31/08                                       12.49      0.22(1)       (4.61)       (4.39)       (0.19)         (0.22)
1/1/07 to 12/31/07                                       13.71      0.23(1)       (0.51)       (0.28)       (0.23)         (0.71)
1/1/06 to 12/31/06                                       13.73      0.22(1)        2.65         2.87        (0.26)         (2.63)
1/1/05 to 12/31/05                                       13.18      0.16(1)        0.55         0.71        (0.16)            --
1/1/04 to 12/31/04                                       11.77      0.11(1)        1.41         1.52        (0.11)            --

----------------------------------
VAN KAMPEN EQUITY 500 INDEX SERIES
----------------------------------
1/1/09 to 6/30/09(7)                                    $ 8.11      0.08(1)        0.18         0.26        (0.08)            --
1/1/08 to 12/31/08                                       13.21      0.20(1)       (5.11)       (4.91)       (0.19)            --
1/1/07 to 12/31/07                                       12.77      0.18(1)        0.44         0.62        (0.18)            --
1/1/06 to 12/31/06                                       11.32      0.16           1.44         1.60        (0.15)            --
1/1/05 to 12/31/05                                       11.05      0.13           0.28         0.41        (0.14)            --
1/1/04 to 12/31/04                                       10.21      0.15           0.84         0.99        (0.15)            --

FOOTNOTE LEGEND:
(1) Computed using average shares outstanding.
(2) Annualized
(3) Not annualized
(4) Represents a blended operating expense ratio.
(5) Amount is less than $0.005.
(6) Total return includes the effect of a payment by affiliate. Without this effect, the total return would have been 0.56%. See
    Note 3 in the Notes to Financial Statements.
(7) Unaudited

                        See Notes to Financial Statements


                                                                                RATIO OF
                                                                            GROSS OPERATING
                                                                                EXPENSES       RATIO OF
                              NET                   NET        RATIO OF        TO AVERAGE         NET
                  CHANGE     ASSET                ASSETS,   NET OPERATING      NET ASSETS     INVESTMENT
                   IN       VALUE,                END OF       EXPENSES         (BEFORE         INCOME     PORTFOLIO
    TOTAL       NET ASSET   END OF    TOTAL       PERIOD      TO AVERAGE      WAIVERS AND     TO AVERAGE    TURNOVER
DISTRIBUTIONS     VALUE     PERIOD   RETURN       (000S)      NET ASSETS    REIMBURSEMENTS)   NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------



    (0.21)         0.37     $ 9.62     6.24%(3)  $156,940      0.85%(2)         0.98%(2)       3.44%(2)      71%(3)
    (0.47)        (3.70)      9.25   (25.45)      163,271      0.85             0.87           3.19          50
    (1.14)        (0.35)     12.95     5.98       270,653      0.84             0.84           2.62          52
    (2.17)        (0.48)     13.30    12.69       316,145      0.83             0.84           2.66          86
    (0.72)        (0.46)     13.78     1.79       352,742      0.79             0.79           2.39          62
    (0.74)         0.28      14.24     7.46       427,843      0.78             0.78           2.44          65




    (0.12)         0.92     $11.87     9.58%(3)  $354,235      1.04%(2)         1.11%(2)       4.64%(2)      15%(3)
    (1.02)        (8.19)     10.95   (38.98)      319,937      1.00             1.00           2.56          33
    (1.31)         1.34      19.14    14.94       501,913      0.98             0.98           2.10          34
    (0.35)         3.51      17.80    27.37       421,281      1.01             1.01           2.06          56
    (0.57)         1.75      14.29    18.57       190,634      1.06             1.06           3.56          44
    (0.31)         1.88      12.54    20.78       180,668      1.05             1.05           2.12          48




    (0.35)        (2.30)    $13.96   (11.98)%(3) $ 81,247      1.10%(2)         1.15%(2)       5.37%(2)      20%(3)
    (0.95)       (10.56)     16.26   (36.88)       86,199      1.01             1.01           2.33          42
    (3.29)        (8.78)     26.82   (15.71)      135,140      0.98             0.98           1.50          23
    (3.13)         7.22      35.60    37.07       187,922      1.02             1.02           1.37          28
    (1.91)         1.99      28.38    15.10       137,281      1.03             1.03           1.62          26
    (2.89)         4.54      26.39    34.69       121,985      1.04             1.04           2.39          27




    (0.09)         0.20     $ 7.89     3.79%(3)  $ 41,858      0.95%(2)         1.15%(2)       1.98%(2)      14%(3)
    (0.41)        (4.80)      7.69   (35.73)       43,845      0.95             1.01           2.09          20
    (0.94)        (1.22)     12.49    (2.22)       87,372      0.95             0.96           1.61          15
    (2.89)        (0.02)     13.71    20.90       108,209      0.95             1.00           1.50         105
    (0.16)         0.55      13.73     5.43       106,716      0.95             0.99           1.25          58
    (0.11)         1.41      13.18    12.91       134,224      0.95             0.98           0.92          91




    (0.08)         0.18     $ 8.29     3.18%(3)  $ 58,476      0.50%(2)         0.76%(2)       2.21%(2)       2%(3)
    (0.19)        (5.10)      8.11   (37.31)       64,174      0.50             0.65           1.78          11
    (0.18)         0.44      13.21     4.87       123,644      0.58             0.73           1.34           3
    (0.15)         1.45      12.77    14.21       142,346      0.63(4)          0.77           1.36          74
    (0.14)         0.27      11.32     3.69       105,058      0.65             0.72           1.22          14
    (0.15)         0.84      11.05     9.84       119,629      0.65             0.72           1.44          22

                       See Notes to Financial Statements

                                                    THE PHOENIX EDGE SERIES FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                            JUNE 30,2009
                                                            (UNAUDITED)

NOTE 1--ORGANIZATION                                                    Life Account, PHL Variable Accumulation Account, PHLVIC
     The Phoenix Edge Series Fund (the "Fund") is organized as a        Variable Universal Life Account, Phoenix Life and Annuity
     Massachusetts business trust and is registered under the           Variable Universal Life Account, PHL Variable Accumulation
     Investment Company Act of 1940, as amended ("1940 Act"), as        Account II, PHL Variable Accumulation Account III, and PHL
     an open-end management investment company. The Fund is             Variable Private Placement Account, and Phoenix Life
     organized with series, which are available only to the             Separate Accounts B, C, and D.
     following separate accounts: Phoenix Life Variable
     Accumulation Account, Phoenix Life Variable Universal              The Fund is comprised of 18 series (each a "series"), each having a distinct investment objective as outlined below:

------------------------------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT OBJECTIVE
SERIES NAME                                         EACH SERIES SEEKS TO PROVIDE
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth Series                               Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Asset Allocation Series: Aggressive Growth  Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Asset Allocation Series: Growth             Long-term capital growth with current income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Asset Allocation Series: Moderate           Current income with capital growth as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Asset Allocation Series: Moderate Growth    Long-term capital growth and current income, with a greater emphasis on capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Series                            Capital appreciation and current income.
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Series                               Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Series                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Money Market Series                                 As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Fixed Income Series                    Long-term total return.
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Short Term Bond Series                 High current income while attempting to limit changes in the Series' net asset value per share caused by interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Series                             Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Series                              Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation Series                         High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Aberdeen International Series                       High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately equal emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Series                          Long-term capital appreciation with current income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity 500 Index Series                  High total return.
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES                                 valuations developed through pricing techniques may
     The following is a summary of significant accounting               materially vary from the actual amounts realized upon sale
     policies consistently followed by the Fund in the                  of the securities.
     preparation of its financial statements. The preparation of
     financial statements in conformity with accounting                 As required, some securities and assets may be valued at
     principles generally accepted in the United States of              fair value as determined in good faith by or under the
     America requires management to make estimates and                  direction of the Trustees.
     assumptions that affect the reported amounts of assets and
     liabilities, and disclosure of contingent assets and               Certain foreign common stocks may be fair valued in cases
     liabilities at the date of the financial statements and the        where closing prices are not readily available or are deemed
     reported amounts of increases and decreases in net assets          not reflective of readily available market prices. For
     from operations during the reporting period. Actual results        example, significant events (such as movement in the
     could differ from those estimates.                                 U.S. securities market, or other regional and local
                                                                        developments) may occur between the time that foreign
A.   SECURITY VALUATION                                                 markets close (where the security is principally traded) and
     Equity securities are valued at the official closing price         the time that the series calculates its net asset value
     (typically last sale) on the exchange on which the                 (generally, the close of the NYSE) that may impact the value
     securities are primarily traded, or if no closing price is         of securities traded in these foreign markets. In these
     available, at the last bid price.                                  cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common
     Debt securities are valued on the basis of broker quotations       stocks to reflect their fair value. Because the frequency of
     or valuations provided by a pricing service, which utilizes        significant events is not predictable, fair valuation of
     information with respect to recent sales, market                   certain foreign common stocks may occur on a frequent basis.
     transactions in comparable securities, quotations from
     dealers, and various relationships between securities in           Investments in underlying mutual funds are valued at each
     determining value. Due to continued volatility in the current      fund's closing net asset value.
     market,
                                                                        Short-term investments having a remaining maturity of 60
                                                                        days or less are valued at amortized cost, which
                                                                        approximates fair market value.

                                                    THE PHOENIX EDGE SERIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                            JUNE 30, 2009
                                                            (UNAUDITED)

     Money Market Series uses the amortized cost method of              The actual amounts of income, return of capital, and capital
     security valuation absent extraordinary or unusual market          gains are only determined by each REIT after its fiscal
     conditions. In the opinion of the Trustees, this represents        year-end, and may differ from the estimated amounts.
     the fair value of the securities. The deviations between the
     net asset value per share are monitored by using available    C.   INCOME TAXES
     market quotations and Money Market's net asset value per           Each series is treated as a separate taxable entity. It is
     share using amortized cost. If the deviation exceeds 1/2 of        the policy of each series in the Fund to comply with the
     1%, the Board of Trustees will consider what action, if any,       requirements of Subchapter M of the Internal Revenue Code
     should be initiated to provide fair valuation. Using this          and to distribute substantially all of its taxable income to
     method, the series attempts to maintain a constant net asset       its shareholders. Therefore, no provision for federal income
     value of $10 per share.                                            taxes or excise taxes has been made.

     The series have adopted the provisions of Statement of             Certain series may be subject to foreign taxes on income,
     Financial Accounting Standards No. 157 ("SFAS 157"). This          gains on investments or currency repatriation, a portion of
     standard clarifies the definition of fair value for                which may be recoverable. Each series will accrue such taxes
     financial reporting, establishes a framework for measuring         and recoveries as applicable based upon current
     fair value and requires additional disclosures about the use       interpretations of the tax rules and regulations that exist
     of fair value measurements. To increase consistency and            in the markets in which they invest.
     comparability in fair value measurements and related
     disclosures, the series utilize a fair value hierarchy which       FASB Interpretation No. 48 ("FIN 48"), Accounting for
     prioritizes the inputs to valuation techniques used to             Uncertainty in Income Taxes, sets forth a minimum threshold
     measure fair value into three broad levels.                        for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax
     -    Level 1 - quoted prices in active markets for identical       return. Management has analyzed the series' tax positions
          securities                                                    and has concluded that no provision for income tax is
                                                                        required in the series' financial statements. The series'
     -    Level 2 - prices determined using other significant           are not aware of any tax positions for which it is
          observable inputs (including quoted prices for similar        reasonably possible that the total amounts of unrecognized
          securities, interest rates, prepayment speeds, credit         tax benefits will significantly change in the next twelve
          risk, etc.)                                                   months. Each of the series' federal tax returns for the
                                                                        prior three fiscal years remain subject to examination by
     -    Level 3 - prices determined using significant                 the Internal Revenue Service.
          unobservable inputs (including the series' own
          assumptions in determining the fair value of             D.   DISTRIBUTIONS TO SHAREHOLDERS
          investments)                                                  Distributions are recorded by each series on the ex-dividend date. For Money Market Series, income distributions are
     In April 2009, FASB issued FASB Staff Position No. 157-4,          recorded daily. Income and capital gain distributions are
     Determining Fair Value when the Volume and Level of Activity       determined in accordance with income tax regulations which
     for the Asset or Liability Have Significantly Decreased and        may differ from accounting principles generally accepted in
     Identifying Transactions That Are Not Orderly ("FSP                the United States of America. These differences may include
     157-4"). The Series have adopted FSP 157-4 effective with          the treatment of non-taxable dividends, market premium and
     this report. FSP 157-4 provides additional guidance for            discount, non-deductible expenses, expiring capital loss
     estimating fair value in accordance with SFAS 157, when the        carryovers, foreign currency gain or loss, gain or loss on
     volume and level of activity for the asset or liability have       futures contracts, partnerships, operating losses and losses
     significantly decreased. It also includes guidance on              deferred due to wash sales. Permanent book and tax basis
     identifying circumstances that indicate a transaction is not       differences relating to shareholder distributions will
     orderly. FSP 157-4 requires entities to describe the inputs        result in reclassifications to capital paid in on shares of
     used in valuation techniques used to measure fair value and        beneficial interest.
     changes in inputs over the period. It also expands the
     three-level hierarchy disclosure and the level three          E.   EXPENSES
     roll-forward disclosure for each major security type as            Expenses incurred by the Fund with respect to more than one
     described in paragraph 19 of FASB No. 115, Accounting for          series are allocated in proportion to the net assets of each
     Certain Investments in Debt and Equity Securities.                 series, except where allocation of direct expense to each
                                                                        series or an alternative allocation method can be more
     A summary of the inputs used to value the series' net assets       appropriately made. In addition to the net operating
     by each major security type, is disclosed at the end of the        expenses that the series' bear directly, the contract
     Schedules of Investments for each series.                          owners, as investors in the series, indirectly bear the
                                                                        series' pro-rata expenses of the underlying funds in which
     The inputs or methodology used for valuing securities are          each series invests.
     not necessarily an indication of the risk associated with
     investing in those securities. For example, money market      F.   FOREIGN CURRENCY TRANSLATION
     securities may be valued using amortized cost, in accordance       Foreign securities and other assets and liabilities are
     with the Investment Company Act of 1940. Generally, amortized      valued using the foreign currency exchange rate effective at
     cost reflects the current fair value of a security, but            the end of the reporting period. Cost of investments is
     since the value is not obtained from a quoted price in an          translated at the currency exchange rate effective at the
     active market, such securities are reflected within Level 2.       trade date. The gain or loss resulting from a change in
                                                                        currency exchange rates between the trade and settlement
B.   SECURITY TRANSACTIONS AND RELATED INCOME                           date of a portfolio transaction is treated as a gain or loss
     Security transactions are recorded on the trade                    on foreign currency. Likewise, the gain or loss resulting
     date. Dividend income is recorded on the ex-dividend date, or      from a change in currency exchange rates between the date
     in the case of certain foreign securities, as soon as the          income is accrued and paid, is treated as a gain or loss on
     series is notified. Interest income is recorded on the             foreign currency. The Fund does not isolate that portion of
     accrual basis. Each series amortizes premiums and accretes         the results of operations arising from changes in exchange
     discounts using the effective interest method. Realized gains      rates or from fluctuations which arise due to changes in the
     and losses are determined on the identified cost basis.            market prices of securities.

     For Duff & Phelps Real Estate Securities Series, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains.

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
                                                    THE PHOENIX EDGE SERIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                            JUNE 30, 2009
                                                            (UNAUDITED)

G.   DERIVATIVE FINANCIAL INSTRUMENTS:                                  FUTURES CONTRACTS: A futures contract is an agreement
     Summarized below are the specific types of derivative              between two parties to purchase (long) or sell (short) a
     instruments used by the Series.                                    security at a set price for delivery on a future date. Upon entering into a futures contract, the series is required to
     FORWARD CURRENCY CONTRACTS: A forward currency contract            pledge to the broker an amount of cash and/or securities
     involves an obligation to purchase or sell a specific              equal to the "initial margin" requirements of the futures
     currency at a future date, which may be any number of days         exchange on which the contract is traded. Pursuant to the
     from the date of the contract agreed upon by the parties, at       contract, the series agrees to receive from or pay to the
     a price set at the time of the contract. These contracts are       broker an amount of cash equal to the daily fluctuation in
     traded directly between currency traders and their                 value of the contract. Such receipts or payments are known
     customers. The contract is marked-to-market daily and the          as variation margin and are recorded by the series for
     change in market value is recorded by each Fund as an              financial statement purposes on a daily basis as unrealized
     unrealized gain or loss in the Statement of Operations. When       gains or losses. When the contract expires or is closed,
     the contract is closed or offset with the same counterparty,       gain or loss equal to the difference between the value of
     the Fund records a realized gain or loss equal to the change       the contract at the time it was opened and the value at the
     in the value of the contract when it was opened and the            time it was closed is realized. This is presented in the
     value at the time it was closed or offset. This is presented       Statement of Operations as net realized gain (loss) on
     in the Statement of Operations as net realized gain (loss)         futures contracts. Certain series may enter into futures
     from foreign currency transactions. Certain Series may enter       contracts as a hedge against anticipated changes in the
     into forward foreign currency contracts in conjunction with        market value of their portfolio securities. The potential
     the planned purchase or sale of foreign denominated                risk to the series is that the change in value of the
     securities in order to hedge the U.S. dollar cost of               futures contract may not correspond to the change in value
     proceeds. Risks may arise upon entering into these contracts       of the hedged instruments.
     from the potential inability of the counterparties to meet
     the terms of their contracts. Forward currency contracts           The Van Kampen Equity 500 Index Series (the "Series") may
     involve risks from currency exchange rate and credit risk in       purchase and sell stock index futures ("futures contracts")
     excess of the amounts reflected on the Statement of Assets         for the following reasons: to simulate full investment in
     and Liabilities.                                                   the S&P 500 Index while retaining a cash balance for the
                                                                        fund management purposes; to facilitate trading; to reduce
     The Multi-Sector Fixed Income Series and the Multi-Sector          transaction costs;or to seek higher investment returns when
     Short Term Bond Series held forward currency contracts             a futures contract is priced more attractively than stocks
     during the current reporting period. Each Series may enter         comprising the S&P 500 Index. These futures contracts
     into forward currency contracts as part of its overall             involve elements of market risk in excess of the amount
     investment technique to gain or lessen exposure to various         reflected in the Statement of Assets and Liabilities. The
     currencies. Forward currency contracts involve, to varying         Series bears the risk of an unfavorable change in the value
     degrees, elements of market risk in excess of the amount           of the underlying securities. Risks may also arise upon
     recognized in the Statement of Assets and Liabilities. Risks       entering into these contracts from the potential inability
     arise from the possible movements in foreign exchange rates        of the counterparties to meet the terms of their contracts.
     or if the counterparty does not perform under the contract.
                                                                        Transactions in futures contracts for the year ended June
     Transactions in forward currency contracts for the period          30, 2009, were as follows:
     ended June 30, 2009, were as follows (reported in
     thousands):                                                                                                           CONTRACTS
                                                                                                                           ---------
     MULTI-SECTOR FIXED INCOME SERIES                                   Futures outstanding at beginning of the period ..      14
                                                                        Futures opened ..................................     107
     Sell JPY 161,320,500                      Buy USD  1,707,852       Futures closed ..................................    (110)
     Buy JPY 80,660,250                        Sell USD   885,695                                                            ----
                                                                        Futures outstanding at June 30, 2009 ............      11
     MULTI-SECTOR SHORT TERM BOND SERIES                                                                                     ====

     Sell JPY 37,152,600                       Buy USD    393,324
     Buy JPY 18,576,300                        Sell USD   203,978       In March 2008, FASB issued Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS
                                                                        161"), an amendment to FASB Statement No. 133. SFAS 161 is intended to improve financial reporting for derivative
                                                                        instruments by requiring enhanced disclosure that enables
                                                                        investors to understand how and why an entity uses
                                                                        derivatives, how derivatives are accounted for, and how
                                                                        derivative instruments affect an entity's results of
                                                                        operations and financial position. The series have adopted the provisions of SFAS 161 as of the beginning of the
                                                                        current fiscal year.

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
                                                   THE PHOENIX EDGE SERIES FUND
                                            NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           JUNE 30, 2009
                                                           (UNAUDITED)

The following is a summary of the fair value of the Series' derivative instrument holdings, categorized by primary risk exposure as of June 30, 2009 ($ reported in thousands):

                                                                       LIABILITY DERIVATIVES FAIR VALUE
                                      ----------------------------------------------------------------------------------------------
                                                             TOTAL VALUE
                                                                  AT                           EQUITY
        SERIES                                              JUNE 30, 2009                    CONTRACT(1)
---------------------                                     -----------------                ---------------
Van Kampen Equity 500 Index Series ...                         $ (3)                            $ (3)

The following tables set forth by primary risk exposure the realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended June 30, 2009 ($ reported in thousands):

                                                 REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS OF OPERATIONS
                                      ----------------------------------------------------------------------------------------------
                                                                                                             FOREIGN
                                                                                EQUITY                       EXCHANGE
        SERIES                                         TOTAL                 CONTRACTS (2)                 CONTRACTS(3)
---------------------                                ---------             -----------------             ----------------
Multi-Sector Fixed Income Series .....                 $(3)                     $ --                           $(3)
Multi-Sector Short Term Bond Series ..                  (1)                       --                            (1)
Van Kampen Equity 500 Index Series ...                  15                        15                            --

                                                  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                                                           IN RESULTS OF OPERATIONS
                                      ----------------------------------------------------------------------------------------------
                                                                                                             FOREIGN
                                                                                EQUITY                       EXCHANGE
        SERIES                                         TOTAL                 CONTRACTS (4)                 CONTRACTS(5)
---------------------                                ---------             -----------------             ----------------
Multi-Sector Fixed Income Series .....                 $(65)                      $ --                        $(65)
Multi-Sector Short Term Bond Series ..                  (15)                        --                         (15)
Van Kampen Equity 500 Index Series ...                  (22)                       (22)                         --

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) for futures contracts is reported within the Statement of Assets and Liabilities.
(2) Located within the Statement of Operations as Net realized gain (loss) on futures.
(3) Located within the Statement of Operations as Net realized gain (loss) on foreign currency transactions.
(4) Located within the Statement of Operations as Net change in unrealized appreciation (depreciation) on futures.
(5) Located within the Statement of Operations as Net change in unrealized appreciation (depreciation) on foreign currency translations.

H. LOAN AGREEMENTS                                                government entities responsible for the repayment of the
                                                                  debt may be unable, or unwilling to pay the principal and
   Certain series may invest in direct debt instruments,          interest when due. Currently, the series only hold
   which are interests in amounts owed by a corporate,            assignment loans.
   governmental, or other borrower to lenders or lending
   syndicates. The series' investments in loans may be in the  I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
   form of participations in loans or assignments of all or a
   portion of loans from third parties. A loan is often           Certain series may engage in when-issued or delayed
   administered by a bank or other financial institution (the     delivery transactions. Each series records when-issued and
   lender) that acts as agent for all holders. The agent          delayed delivery securities on the trade date. Each series
   administers the terms of the loan, as specified in the         maintains collateral for the securities purchased. Securities
   loan agreement. When investing in a loan participation, the    purchased on a when-issued or delayed delivery basis begin
   series has the right to receive payments of principal,         earning interest on the settlement date.
   interest and any fees to which it is entitled only from
   the lender selling the loan agreement and only upon         NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY
   receipt by the lender of payments from the borrower. The    TRANSACTIONS ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)
   series generally has no right to enforce compliance with
   the terms of the loan agreement with the borrower. As a        The advisor to the Fund is Phoenix Variable Advisors,
   result, the series may be subject to the credit risk of        Inc. ("PVA") (the "Advisor"). PVA is a wholly-owned
   both the borrower and the lender that is selling the loan      subsidiary of PM Holdings, Inc. PVA is an indirect,
   agreement. When the series purchases assignments from          wholly-owned subsidiary of Phoenix Life Insurance Company
   lenders it acquires direct rights against the borrower on      ("PLIC").
   the loan. Direct indebtedness of emerging countries
   involves a risk that the

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
                                                   THE PHOENIX EDGE SERIES FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           JUNE 30, 2009
                                                            (UNAUDITED)

As compensation for its service to the Fund, the advisor is    SERIES                                       SUBADVISOR
entitled to a fee based upon the following annual rates as a   ------                                       ----------
percentage of the average daily net assets of each separate    Strategic Allocation Series
series listed below:                                              (fixed income portion)                    Goodwin(5)*
                                                               Aberdeen International Series                Aberdeen(6)
                                    RATE     RATE      RATE    Duff & Phelps Real Estate
                                 FOR FIRST FOR NEXT FOR OVER      Securities Series                         Duff & Phelps(7)
                                   $250      $250      $500    Van Kampen Comstock Series                   Van Kampen(8)
SERIES                            MILLION   MILLION  MILLION   Van Kampen Equity 500 Index Series           Van Kampen(8)
------                           --------- -------- --------
Capital Growth Series ..........     0.70%    0.65%     0.60%  (1) Neuberger Berman Management,LLC
Dynamic Asset Allocation Series:
 Aggressive Growth(1) ..........     0.15     0.15      0.15   (2) Ibbotson Associates, Inc.
Dynamic Asset Allocation Series:
 Growth(1) .....................     0.15     0.15      0.15   (3) Virtus Investment Advisers, Inc.
Dynamic Asset Allocation Series:
 Moderate(1) ...................     0.15     0.15      0.15   (4) Westwood Management Corp.
Dynamic Asset Allocation Series:
Moderate Growth(1) .............     0.15     0.15      0.15   (5) Goodwin Capital Advisers, Inc.
Growth and Income Series .......     0.70     0.65      0.60
Mid-Cap Growth Series ..........     0.80     0.80      0.80   (6) Aberdeen Asset Management, Inc.
Mid-Cap Value Series ...........     1.05     1.05      1.05
Money Market Series ............     0.40     0.35      0.30   (7) Duff & Phelps Investment Management Company
Multi-Sector Fixed Income
 Series ........................     0.50     0.45      0.40   (8) Morgan Stanley Investment Management Inc.d/b/a Van Kampen
Multi-Sector Short Term
 Bond Series ...................     0.50     0.45      0.40   + Prior to May 1, 2009, AllianceBernstein L.P.served as
Small-Cap Growth Series ........     0.85     0.85      0.85     subadvisor to the series.
Small-Cap Value Series .........     1.05     1.05      1.05
Strategic Allocation Series ....     0.60     0.55      0.50   * Affiliated company.
Aberdeen International Series ..     0.75     0.70      0.65
Van Kampen Comstock Series .....     0.70     0.65      0.60   The advisor has contractually agreed to reimburse expenses of
Van Kampen                                                     the Fund (excluding advisory and management fees, Rule 12b-1
 Equity 500 Index Series .......     0.30     0.30      0.30   fees, interest, taxes, brokerage commissions, expenses
                                                               incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses), so that
                                RATE       RATE       RATE     such expenses do not exceed the operating expenses of the
                              FOR FIRST  FOR NEXT   FOR OVER   series' average net assets (the "expense caps") until April
                             $1 BILLION $1 BILLION $2 BILLION  30, 2010, as listed in the chart below.
                             ---------- ---------- ----------
Duff & Phelps Real Estate                                                                                             MAXIMUM
 Securities Series .........      0.75%      0.70%      0.65%                                                        OPERATING
                                                                                                                      EXPENSE
                                                                                                                     ---------
(1) Effective June 22, 2009, the fee changed from 0.40% to
    0.15%.                                                     Capital Growth Series ...............................    0.25%
                                                               Dynamic Asset Allocation Series: Aggressive Growth ..    0.15
   Pursuant to subadvisory agreements, PVA delegates, certain  Dynamic Asset Allocation Series: Growth .............    0.15
   investment decisions and/or research functions with         Dynamic Asset Allocation Series: Moderate ...........    0.15
   respect to the following series to the subadvisor           Dynamic Asset Allocation Series: Moderate Growth ....    0.15
   indicated, for which each is paid a fee by the advisor.     Growth and Income Series ............................    0.20
                                                               Mid-Cap Growth Series. ..............................    0.30
SERIES                                          SUBADVISOR     Mid-Cap Value Series ................................    0.25
------                                          ----------     Money Market Series (1) .............................    0.25
Capital Growth Series                           Neuberger(1)   Multi-Sector Fixed Income Series ....................    0.25
Dynamic Asset Allocation Series:                               Multi-Sector Short Term Bond Series .................    0.20
 Aggressive Growth                              Ibbotson(2)    Small-Cap Growth Series .............................    0.20
Dynamic Asset Allocation Series:                               Small-Cap Value Series. .............................    0.25
 Growth                                         Ibbotson(2)    Strategic Allocation Series .........................    0.25
Dynamic Asset Allocation Series:                               Aberdeen International Series .......................    0.30
 Moderate                                       Ibbotson(2)    Duff & Phelps Real Estate Securities Series. ........    0.35
Dynamic Asset Allocation Series:                               Van Kampen Comstock Series ..........................    0.25
 Moderate Growth                                Ibbotson(2)    Van Kampen Equity 500 Index Series ..................    0.20
Growth and Income Series                        Virtus(3)
Mid-Cap Growth Series                           Neuberger(1)   (1) The advisor has voluntarily agreed to reduce its advisory
Mid-Cap Value Series                            Westwood(4)+   fee and/or reimburse certain operating expenses, to maintain
Money Market Series                             Goodwin(5)*    the Series' current annualized yield at or above 0.01% (1
Multi-Sector Fixed Income Series                Goodwin(5)*    basis point).
Multi-Sector Short Term Bond Series             Goodwin(5)*
Small-Cap Growth Series                         Neuberger(1)   At end of business December 31, 2008, The Phoenix Companies,
Small-Cap Value Series                          Westwood(4)+   Inc. ("PNX") spun off the asset management segment of its
Strategic Allocation Series                                    business, Virtus Investment Partners, Inc. ("Virtus") and its
 (equity portion)                               Virtus(3)      subsidiaries, to PNX's shareholders. Virtus is now an
                                                               independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including
                                                               VP Distributors, Inc. ("VP Distributors") (formerly known as
                                                               Phoenix Equity Planning Corporation), the Fund's
                                                               Administrator, Virtus Investment Advisers, Inc. (formerly
                                                               Phoenix Investment Counsel, Inc.), the subadvisor to

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
                                                   THE PHOENIX EDGE SERIES FUND
                                            NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                           JUNE 30, 2009
                                                            (UNAUDITED)

($ REPORTED IN THOUSANDS EXCEPT AS NOTED)                      NOTE 4--PURCHASES AND SALES OF SECURITIES
                                                                  ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)
the Growth and Income Series and Strategic Allocation Series
(equity portion), and Duff & Phelps Investment Management         Purchases and sales of securities (excluding
Company, the subadvisor to the Duff & Phelps Real Estate          U.S. Government and agency securities, short-term
Securities Series.                                                securities, futures contracts, and forward currency
                                                                  contracts) during the period ended June 30, 2009, were as
Goodwin Capital Advisers, Inc., subadvisor to Money Market        follows:
Series, Multi-Sector Fixed Income Series, Multi-Sector Short
Term Bond Series, and the Strategic Allocation Series (fixed                                             PURCHASES    SALES
income portion), remained a subsidiary of PNX.                                                           ---------  --------
                                                               Capital Growth Series ..................  $ 116,614  $122,498
VP Distributors serves as the Administrator to the Fund. VP    Dynamic Asset Allocation:
Distributors receives an administration fee at an annual        Aggressive Growth Series ..............     11,724    11,753
rate of 0.09% of the first $5 billion, 0.08% on the next $10   Dynamic Asset Allocation:
billion, and 0.07% over $15 billion of the average net          Growth Series .........................     17,935    17,859
assets across all non-money market funds in The Phoenix Edge   Dynamic Asset Allocation:
Series Fund. For the Money Market Series, the fee is 0.035%     Moderate Growth Series ................     15,422    15,741
of the average net assets. For the six-month period ended      Dynamic Asset Allocation:
June 30, 2009, the Fund incurred administration fees            Moderate Series .......................     19,811    19,355
totaling $611.                                                 Growth and Income Series ...............     69,715    75,117
                                                               Mid-Cap Growth Series ..................     12,851    16,499
VP Distributors served as the distributor for all the          Mid-Cap Value Series ...................     98,336    97,242
Series' shares through March 31, 2009. Effective March 31,     Multi-Sector Fixed Income Series .......     84,370    98,011
2009, Phoenix Equity Planning Corporation ("PEPCO"),           Multi-Sector Short Term Bond Series ....     10,698    26,372
formerly PFG Distribution Company, became the distributor      Strategic Allocation Series ............     88,562   113,424
for all the Series' shares and continues to serve. For its     Aberdeen International Series ..........     63,484    43,837
services each Phoenix Dynamic Asset Allocation Series pays     Small-Cap Growth Series ................     35,010    37,185
PEPCO distribution and/or service fees at an annual rate not   Small-Cap Value Series .................     41,180    44,569
to exceed 0.25% of the average daily net assets of each        Duff & Phelps Real Estate
respective Phoenix Dynamic Asset Allocation Series.             Securities Series .....................     20,710    14,769
                                                               Van Kampen Comstock Series .............      5,535     7,598
At June 30, 2009, PLIC and its affiliates held shares in the   Van Kampen Equity 500 Index Series .....      1,040     7,313
Fund which aggregate the following:
                                                               Purchases and sales of long-term U.S. Government and agency
                                                    AGGREGATE  securities during the period ended June 30, 2009, were as
                                                    NET ASSET  follows:
                                            SHARES    VALUE
                                            ------  ---------                                            PURCHASES    SALES
Dynamic Asset Allocation                                                                                 ---------  --------
 Series: Aggressive Growth ...............  21,041  $     156  Multi-Sector Fixed Income Series .......    $ 9,753   $30,596
Dynamic Asset Allocation                                       Multi-Sector Short Term Bond Series ....      1,298     6,531
 Series: Growth ..........................  21,659        169  Strategic Allocation Series ............     17,570     3,410
Dynamic Asset Allocation
 Series: Moderate ........................  21,928        196  NOTE 5--CREDIT RISK AND ASSET CONCENTRATIONS
Dynamic Asset Allocation
 Series: Moderate Growth .................  22,270        181     In countries with limited or developing markets,
                                                                  investments may present greater risks than in more
The Fund provides a deferred compensation plan for its            developed markets and the prices of such investments may
disinterested trustees. Under the deferred compensation plan,     be volatile. The consequences of political, social or
disinterested trustees may elect to defer all or a portion        economic changes in these markets may have disruptive
of their compensation. Amounts deferred are retained by the       effects on the market prices of these investments and the
Fund, and to the extent permitted by the 1940 Act, and then,      income they generate, as well as a series' ability to
in turn, may be invested in the shares of unaffiliated            repatriate such amounts.
mutual funds selected by the disinterested trustees.
Investments in such unaffiliated mutual funds are                 High-yield/high-risk securities typically entail greater
included in "Other Assets"on the Statement of Assets and          price volatility and/or principal and interest rate
Liabilities at June 30, 2009.                                     risk. There is a greater chance that an issuer will not be able to make principal and interest payments on
On September 16, 2008, certain subsidiaries of PNX purchased      time. Analysis of the creditworthiness of issuers of
three short-term notes from the Money Market Series. These        high-yield securities may be complex, and as a result, it
notes were purchased at a price equal to the notes par            may be more difficult for the advisors and/or subadvisors
totaling $9,190 of which $3,217 was a contribution from           to accurately predict risk.
certain subsidiaries representing the amount in excess of
the estimated value of the notes determined in good faith.        Certain series may invest in exchange traded notes which
                                                                  are unsecured obligations of the notes sponsor. This may
                                                                  expose the series to liquidity and general credit risk of
                                                                  the note sponsor, in addition to the intended investment
                                                                  risk and exposure.

                                                                  Certain series may invest a high percentage of their
                                                                  assets in specific sectors of the market in their pursuit
                                                                  of a greater investment return. Fluctuations in these
                                                                  sectors of concentration may have a greater impact on a
                                                                  series, positive or negative, than if a series did not
                                                                  concentrate its investments in such sectors.

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
                                                    THE PHOENIX EDGE SERIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                            JUNE 30,2009
                                                             (UNAUDITED)

At June 30, 2009, the series held securities in specific sectors   NOTE 8--REGULATORY EXAMS
as detailed below:
                                                                      Federal and state regulatory authorities from time to time
                                               PERCENTAGE             make inquiries and conduct examinations regarding compliance
                                               OF TOTAL               by The Phoenix Companies, Inc. and its subsidiaries
SERIES                        SECTOR          INVESTMENTS             (collectively "the Company") with securities and other laws
------               ----------------------   -----------             and regulations affecting their registered products.
Capital Growth
  Series .........   Information Technology       30%              NOTE 9--MANAGER OF MANAGERS
Small-Cap
  Growth Series ..   Information Technology       25%                 The Fund and PVA have received an exemptive order from the
Small-Cap                                                             Securities and Exchange Commission ("SEC") granting exemptions
  Value Series ...   Industrials                  27%                 from certain provisions of the Investment Company Act of 1940,
Aberdeen                                                              as amended, pursuant to which PVA will, subject to review and
  International                                                       approval of the Fund's Board of Trustees, be permitted to
  Series .........   Financials                   26%                 enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the
NOTE 6--ILLIQUID AND RESTRICTED SECURITIES                            applicable series of the Fund. PVA will continue to have the ultimate responsibility to oversee the subadvisors and
   Investments shall be considered illiquid if they cannot be         recommend their hiring, termination and replacement.
   disposed of in seven days in the ordinary course of business
   at the approximate amount at which such securities have been    NOTE 10--MIXED AND SHARED FUNDING
   valued by the series. Additionally, the following information
   is also considered in determining illiquidity: the frequency of    Shares of the Fund are not directly offered to the
   trades and quotes for the investment, whether the investment       public. Shares of the Fund are currently offered through
   is listed for trading on a recognized domestic exchange and/or     separate accounts to fund variable accumulation annuity
   whether two or more brokers are willing to purchase or sell        contracts and variable universal life insurance policies
   the security at a comparable price, the extent of market           issued by Phoenix Life Insurance Company, PHL Variable
   making activity in the investment and the nature of the market     Insurance Company, and Phoenix Life and Annuity Company and
   for investment. Illiquid securities are noted as such within       could be offered to separate accounts of other insurance
   each series' Schedule of Investments where applicable.             companies in the future.

   Restricted securities are illiquid securities, as defined          The interests of variable annuity contract owners and
   above, not registered under the Securities Act of                  variable life policy owners could diverge based on
   1933. Generally, 144A securities are excluded from this            differences in federal and state regulatory requirements,
   category, except where defined as illiquid.                        tax laws, investment management or other unanticipated
                                                                      developments. The Fund's Trustees do not foresee any such
   At June 30, 2009, the Fund held the following restricted           differences or disadvantages at this time. However, the
   securities ($ reported in thousands):                              Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in
                                           MARKET      % OF           response to such conflicts. If such a conflict should occur,
                ACQUISITION  ACQUISITION  VALUE AT  NET ASSETS AT     one or more separate accounts may be required to withdraw
                   DATE         COST       6/30/09    6/30/09         its investment in the Fund or shares of another fund may be
                -----------  -----------  --------  -------------     substituted.
VAN KAMPEN
  EQUITY 500                                                       NOTE 11--EXEMPTIVE ORDER
  INDEX SERIES
  Seagate                                                             On April 28, 2009, the SEC issued an order under Section
  Technology                                                          12(d)(1)(J) of the Investment Company Act ("1940 Act")
  Tax Refund                                                          granting an exemption from Sections 12(d)(1)(A) and (B) of the
  Rights .....    11/22/00      $   0      $  0         0.0%          1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act,
   Each series will bear any costs, including those involved in       which permits the Phoenix Dynamic Asset Allocation Series to
   registration under the Securities Act of 1933, in connection       invest in other affiliated and unaffiliated funds, including
   with the disposition of such securities.                           exchange traded and retail funds. Before the order was
                                                                      granted, the Series could invest in affiliated funds only or
NOTE 7--INDEMNIFICATIONS                                              exchange traded funds only, but not in unaffiliated funds or a combination of affiliated funds, exchange traded funds, and
   Under the series' organizational documents, its trustees and       unaffiliated funds.
   officers are indemnified against certain liabilities arising out of the performance of their duties to the series. In
   addition, the series enter into contracts that contain a
   variety of indemnifications.

   The series' maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.


                                               THE PHOENIX EDGE SERIES FUND
                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                       JUNE 30, 2009
                                                        (UNAUDITED)

NOTE 12--FEDERAL INCOME TAX INFORMATION
         ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   At June 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each series were as follows:

                                                                                                            NET UNREALIZED
                                                                 FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
                                                                 TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                                 --------   ------------   --------------   --------------
   Capital Growth Series .....................................   $203,120      $19,862        $(15,740)        $  4,122
   Dynamic Asset Allocation Series: Aggressive Growth ........     17,205          223          (1,989)          (1,766)
   Dynamic Asset Allocation Series: Growth ...................     33,284          513          (4,629)          (4,116)
   Dynamic Asset Allocation Series: Moderate .................     24,101        1,038          (1,493)            (455)
   Dynamic Asset Allocation Series: Moderate Growth ..........     23,324          534          (1,758)          (1,224)
   Growth and Income Series ..................................     69,380       11,422          (1,768)           9,654
   Mid-Cap Growth Series .....................................     44,267        3,053          (4,923)          (1,870)
   Mid-Cap Value Series ......................................     89,839        7,513            (909)           6,604
   Multi-Sector Fixed Income Series ..........................    208,027        5,684         (20,635)         (14,951)
   Multi-Sector Short Term Bond Series .......................     32,195          801          (3,150)          (2,349)
   Small-Cap Growth Series ...................................     21,685        2,982            (273)           2,709
   Small-Cap Value Series ....................................     33,092        1,890            (852)           1,038
   Strategic Allocation Series ...............................    154,796       12,090          (9,196)           2,894
   Aberdeen International Series .............................    358,134       39,145         (41,855)          (2,710)
   Duff & Phelps Real Estate Securities Series ...............     89,771        6,835         (15,111)          (8,276)
   Van Kampen Comstock Series ................................     50,799        1,788         (10,735)          (8,947)
   Van Kampen Equity 500 Index Series ........................     66,744        7,281         (15,517)          (8,236)


   The following series have capital loss carryovers which may be used to offset future capital gains.


                                                                              EXPIRATION YEAR
                                                 -------------------------------------------------------------------------
                                                   2009       2010     2011     2012     2013    2014     2016      TOTAL
                                                 --------   -------   ------   ------   ------   ----   -------   --------
   Capital Growth Series .....................   $192,231   $84,342   $5,973   $2,820   $   --   $ --   $45,875   $331,241
   Growth and Income Series ..................         --        --       --       --       --     --     1,571      1,571
   Mid-Cap Growth Series .....................     39,730    16,035       --       --      981     --     9,925     66,671
   Multi-Sector Fixed Income Series ..........      4,981     7,850       --       --       --     --     2,491     15,322
   Multi-Sector Short Term Bond
      Series .................................         --        --       --      137      159    167       696      1,159
   Small-Cap Growth Series ...................         --        --       --       --       --     --     6,003      6,003
   Small-Cap Value Series ....................         --        --       --       --       --     --     1,393      1,393
   Strategic Allocation Series ...............         --        --       --       --       --     --     2,705      2,705
   Aberdeen International Series .............         --        --       --       --       --     --    11,128     11,128
   Duff & Phelps Real Estate
      Securities Series ......................         --        --       --       --       --     --     1,270      1,270
   Van Kampen Comstock Series ................         --        --       --       --       --     --     5,035      5,035
   Van Kampen Equity 500 Index
      Series .................................         --     7,244    8,185      575    1,188     --     1,784     18,976


   The Fund may not realize the benefit of these losses to the extent each series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Capital Growth Series, the Mid-Cap Growth Series and the
   Van Kampen Equity 500 Index Series amounts include losses acquired in connection with prior years mergers.


                                                    THE PHOENIX EDGE SERIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                            JUNE 30,2009
                                                             (UNAUDITED)


NOTE 13--OTHER
                                                                      On November 24, 2008, the U.S. Treasury announced an extension
   The insurance company affiliates of the Fund distribute the        of the Treasury's Temporary Guaranteed Program for Money
   Fund as investment options in variable annuity and life            Market funds until April 30, 2009 to support ongoing stability
   insurance products ("Variable Products") underwritten by a         in this market. PVA, in consultation with its mutual fund
   Phoenix affiliated insurance company through non-affiliated        board, determined that continued participation in the program
   advisors, broker-dealers and other financial intermediaries.       was in the best interest of shareholders, and the mutual fund
   On March 3, 2009, State Farm informed the Phoenix affiliated       board has authorized the Series to continue its participation
   insurance companies that it intended to suspend the sale of        in the program. The Series paid a fee of $29 which was
   Phoenix Variable Products pending a re-evaluation of the           amortized through April 30, 2009.
   relationship between the two companies. During 2008, State
   Farm was the largest distributor of annuity and life insurance     On April 1, 2009, the U.S. Treasury announced an extension of
   products accounting for approximately 27% of the total life        Treasury's Temporary Guarantee Program for Money Market Funds
   insurance premiums and approximately 68% of the annuity            until September 18, 2009. To continue its participation, the
   deposits. On March 4, 2009, National Life Group also informed      Series paid an additional fee of $30 which will be amortized
   us that it intended to suspend the sale of Phoenix products.       through September 18, 2009.
   In 2008, National Life was the second largest distributor of
   annuity products accounting for approximately 14% of our        NOTE 15--SUBSEQUENT EVENT
   annual deposits. The actions by these key distribution
   partners have materially and adversely affected new sales and      The Series have adopted Statement of Financial Accounting
   the Phoenix relationships with distributors in general.            Standards No. 165 ("SFAS 165") effective the current reporting period. SFAS 165 requires disclosure of the nature of all
NOTE 14--TREASURY GUARANTEE PROGRAM                                   subsequent events through the date of issuance of the
($ REPORTED IN THOUSANDS)                                             financial statements and an estimate of the financial impact,
   On September 30, 2008, the Board authorized the Money Market       if any, on the financial statements of such an event(s).
   Series (the "Series") to apply for participation in the            Management has evaluated the impact of all subsequent events
   Department of the Treasury's Temporary Money Market Fund           on the series through August 21, 2009, the date the financial
   Guarantee Program (the "Program"). The Series was subsequently     statements were available for issuance, and has determined
   accepted into the Program. Subject to certain conditions and       that there were no subsequent events requiring recognition or
   limitations, in the event that the per share value of a Series     disclosure in the financial statements.
   falls below $9.95 and a Series liquidates its holdings, the
   Program will provide coverage to shareholders in the Series for up to $10.00 per share for the lesser of either the number of shares the investor held in the Series at the close of
   business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $9.95.
   Shares acquired by investors after September 19, 2008
   generally are not eligible for protection under the Program.
   The Series paid $20, to participate in the Program which was amortized through December 18, 2008.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CAPITAL GROWTH SERIES (THE "SERIES")


          The Board of Trustees is responsible for determining whether to approve the Fund's advisory and subadvisory agreements. At the March 4-5, 2009, Board meeting, Phoenix Variable Advisors, Inc. ("PVA") reported to the Board that Lehman Brothers Holdings, Inc("LBHI") entered into an agreement to sell a controlling interest in Neuberger Berman Management, Inc. ("NBMI"), the subadvisor to the Series. This sale would terminate the subadvisory services of NBMI to the Series. Therefore, because the subadvisory agreement between the Series and NBMI would terminate, PVA recommended to the Board of Trustees that a new subadvisor be appointed to manage the Series at the Board meeting.

          Under the agreement, LBHI intended to sell the NBMI business of LBHI ("Acquired Businesses") to NBSH Acquisition, LLC ("NBSH") ("Proposed Acquisition"). NBSH is an independent company organized by an employee group consisting of portfolio managers and senior professionals of NBMI's management for the purpose of facilitating the acquisition of the Acquired Businesses. The change of ownership and control of NBMI would occur at the close of business on the day the Proposed Acquisition was completed ("Closing Date"). A majority interest in the Acquired Businesses is now directly or indirectly owned by portfolio managers, NBMI's management team, as well as a minority interest by LBHI and certain affiliates of LBHI ("Management Team"). After NBSH took control of the Acquired Business, NBMI was reorganized as an entity now known as Neuberger Berman Management LLC ("Neuberger Berman"), which became the successor to NBMI as the subadvisor to the Series ("Subadvisor").

          The old subadvisory agreement between the Series and NBMI would terminate under the terms of assignment on the completion of the Proposed Acquisition due to the reorganization of the Subadvisor. The Board, including a majority of the disinterested Trustees, as that term is defined in Section 2(a)
(19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the proposal to terminate the old subadvisory agreement between NBMI and PVA as of the Closing Date. The Board then approved the appointment of Neuberger Berman as successor Subadvisor for the Series and approved the compensation payable under the new subadvisory agreement between PVA and Neuberger Berman, all to be effective on the Closing Date. The Closing Date occurred on May 4, 2009.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the new subadvisory agreement, the Board, including a majority of disinterested Trustees, determined that the subadvisory fee was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS

          NATURE,EXTENT AND QUALITY OF SERVICES. During the review process, the Board received assistance and advice from several of Neuberger Berman's senior management personnel, who attended the Board meeting where a number of issues, including Neuberger Berman's history, investment approach, investment strategies, portfolio turnover rates, assets under management, personnel, compliance procedures and the firm's overall performance, were reviewed and discussed.

          Neuberger Berman personnel advised the Board that the Proposed Acquisition would enable the Management Members to own a majority of the "new" Neuberger Berman business and continue to function and operate in the same manner as NBMI had. Management Members would be able to exercise control over the investment and operational decisions as well as decisions relating to the future growth of Neuberger Berman. Functional and operational continuity would enable Neuberger Berman to continue to focus on its investment advisory and portfolio management responsibilities. The Neuberger Berman personnel also advised the Board that the portfolio managers under the new subadvisory agreement would be the same portfolio managers as under the old subadvisory agreement. Neuberger Berman also reported to the Board that the new firm's compliance program would remain largely intact and robust. Although the new firm would be independent after the Closing Date, the Neuberger Berman personnel advised the Board that it had sufficient capital to operate the investment advisory business. Finally, the Board was advised that the subadvisory fees would remain the same for the Series after the Closing Date.

          The Board considered the overall nature, extent, and quality of the services to be provided by Neuberger Berman and whether the cost to PVA of these services would be reasonable. The Board considered the economic viability of Neuberger Berman and was satisfied that the financial statements of Neuberger Berman indicated it was sufficiently capitalized. The Board also considered the investment performance of Neuberger Berman with respect to its predecessor's investment management of the Series.

          After considering all the information presented, based on the qualifications of Neuberger Berman's personnel and the performance of assets managed in a similar manner and the performance of assets managed by the subadvisor in a similar manner, the Board concluded that the nature, quality and cost of services to be provided to the Series by the subadvisor were reasonable and in the best interest of the Series and their shareholders. The Board then approved the proposal.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CAPITAL GROWTH SERIES (THE "SERIES")
                                   (CONTINUED)


          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at all Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process at the November 2008, Board meeting. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5, and 10 year periods and the year-to-date periods ended March 31, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had performed below the index for the 1, 3, 5, and 10 year and year-to-date periods as of March 31, 2008. The Series was ranked 179th out of 209 for its peer group for the one year period ended March 31, 2008. The Board noted that Neuberger Berman had performed 7th out of 209 for a similar peer group for a one year period ended March 31, 2008. The Board further noted that it would continue to review the Subadvisor's investment performance each quarter in 2009. The Board noted the successor Subadvisor's prior performance in managing the Series since September 15, 2008. The Board concluded that appropriate action was being taken to address the Series' performance.

          PROFITABILITY. The Board noted that the fees under the new subadvisory agreement would be paid by PVA out of the advisory fees that it receives under this advisory agreement with the Series, and not by the Series. For this reason, the expected profitability to Neuberger Berman related to its relationship with the Series or the potential economies of scale with respect to Neuberger Berman's advice to the Series were not material factors in the Board's deliberation.

          SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series. Furthermore, the subadvisory fees would remain the same as the subadvisory fees in the old subadvisory agreement.

          ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
        BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
  FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH (THE "SERIES")


          The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. At a meeting held on June 8-9, 2009, the Board, including a majority of disinterested Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the recommendation from Phoenix Variable Advisors, Inc. ("PVA"), the investment advisor to the Series, that the investment advisory fee be reduced from the annual percentage rate of 040% to 0.15% of the average daily net assets in the Series on or about June 22, 2009. PVA advised the Board of Trustees that the acquired fund fees for the Series would increase as the Series would now invest in actively managed funds, in addition to exchange traded funds. The acquired fund fee would increase on account of the increased acquired fund advisory fees and transactional costs related to the active management of an acquired fund. Prior to June 22, 2009, the Series invested in exchange traded funds only, which generally have lower fees than an actively managed fund.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the new advisory agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

          NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the Series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general over sight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 10 years, its current experience in acting as an investment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" Zexemptive relief under the 1940 Act. The Board al so considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties. The Board also noted that PVA and the Series had recently been granted relief from the Securities and Exchange Commission to invest in acquired funds that are unaffiliated with PVA or the Series.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report presented at the November 2008 Board meeting for the Series prepared by Lipper Financial Services ("Lipper"), which considered performance for the 1-year period and the year-to-date period ended September 30, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group and a relevant market index. The Board noted that the Series had performed above the index for all periods. The Series was ranked 138 out of 204 for its peer group for the year-to-date period ended September 30, 2008.

          PROFITABILITY. PVA advised the Board that in November 2008, the Board considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. The Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of the Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. At the June 8-9, 2009 Board meeting, the Board noted that the allocation profitability to PVA from the Series was reasonable.

          MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses at the previous November 2008 Board meeting. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of June 30, 2008. The Board noted that the total expenses of the Series were equal to the average total expenses for comparable funds and the contractual management fee was slightly lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable. In addition, the Board noted while the management fee is being reduced, acquired fund advisory fees and transaction costs would increase, but total expenses may not increase.

          ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow, covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
        BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
       FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH (THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. At a meeting held on June 8-9, 2009, the Board, including a majority of disinterested Trustees, as that term is defined in Section 2 (a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the recommendation from Phoenix Variable Advisors, Inc. ("PVA"), the investment advisor to the Series, that the investment advisory fee be reduced from the annual percentage rate of 0.40 % to
0.15 % of the average daily net assets in the Series on or about June 22, 2009. PVA advised the Board of Trustees that the acquired fund fees for the Series would increase as the Series would now invest in actively managed funds, in addition to exchange traded funds. The acquired fund fee would increase on account of the increased acquired fund advisory fees and transactional costs related to the active management of an acquired fund. Prior to June 22, 2009, the Series invested in exchange traded funds only, which generally have lower fees than an actively managed fund.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the new advisory agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

          NATURE,EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the Series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general over sight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 10 years, its current experience in acting as an in vestment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board al so considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties. The Board also noted that PVA and the Series had recently been granted relief from the Securities and Exchange Commission to invest in acquired funds that are unaffiliated with PVA or the Series.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report presented at the November 2008 Board meeting for the Series prepared by Lipper Financial Services ("Lipper"), which considered performance for the 1-year period and the year-to-date period ended September 30, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group and a relevant market index. The Board noted that the Series had performed below the index for all periods. The Series was ranked 25th out of 225 for its peer group for the year-to-date period ended September 30, 2008.

          PROFITABILITY. PVA advised the Board that in November 2008, the Board considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. The Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of the Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. At the June 8-9, 2009 Board meeting, the Board noted that the allocation profitability to PVA from the Series was reasonable.

          MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses at the previous November 2008 Board meeting. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of June 30, 2008. The Board noted that the total expenses of the Series were below the average of total expenses for comparable funds and the contractual management fee was slightly lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable. In addition, the Board noted while the management fee is being reduced, acquired fund advisory fees and transaction costs would increase, but total expenses may not increase.

          ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow, covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                     THE PHOENIX EDGE SERIES FUND ("FUND")
       BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
      FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE(THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. At a meeting held on June 8-9, 2009, the Board, including a majority of disinterested Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the recommendation from Phoenix Variable Advisors, Inc. ("PVA"), the investment advisor to the Series, that the investment advisory fee be reduced from the annual percentage rate of 040 % to
0.15 % of the average daily net assets in the Series on or about June 22, 2009. PVA advised the Board of Trustees that the acquired fund fees for the Series would increase as the Series would now invest in actively managed funds, in addition to exchange traded funds. The acquired fund fee would increase on account of the increased acquired fund advisory fees and transactional costs related to the active management of an acquired fund. Prior to June 22, 2009, the Series invested in exchange traded funds only, which generally have lower fees than an actively managed fund.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the new advisory agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

          NATURE,EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the Series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general over sight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 10 years, its current experience in acting as an in vestment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board al so considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties. The Board also noted that PVA and the Series had recently been granted relief from the Securities and Exchange Commission to invest in acquired funds that are unaffiliated with PVA or the Series.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report presented at the November 2008 Board meeting for the Series prepared by Lipper Financial Services ("Lipper"), which considered performance for the 1-year period and the year-to-date period ended September 30, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group and a relevant market index. The Board noted that the Series had performed below the index for all periods. The Series was ranked 35th out of 88 for its peer group for the year-to-date period ended September 30, 2008.

          PROFITABILITY. PVA advised the Board that in November 2008, the Board considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. The Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of the Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. At the June 8-9, 2009 Board meeting, the Board noted that the allocation profitability to PVA from the Series was reasonable.

          MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses at the previous November 2008 Board meeting. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of June 30, 2008. The Board noted that the total expenses of the Series were below the average of total expenses for comparable funds and the contractual management fee was slightly lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable. In addition, the Board noted while the management fee is being reduced, acquired fund advisory fees and transaction costs would increase, but total expenses may not increase.

          ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow, covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
       BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
   FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATEGROWTH (THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. At a meeting held on June 8-9, 2009, the Board, including a majority of disinterested Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the recommendation from Phoenix Variable Advisors, Inc. ("PVA"), the investment advisor to the Series, that the investment advisory fee be reduced from the annual percentage rate of 040 % to
0.15 % of the average daily net assets in the Series on or about June 22, 2009. PVA advised the Board of Trustees that the acquired fund fees for the Series would increase as the Series would now invest in actively managed funds, in addition to exchange traded funds. The acquired fund fee would increase on account of the increased acquired fund advisory fees and transactional costs related to the active management of an acquired fund. Prior to June 22, 2009, the Series invested in exchange traded funds only, which generally have lower fees than an actively managed fund.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the new advisory agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

          NATURE,EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the Series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general over sight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 10 years, its current experience in acting as an in vestment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board al so considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties. The Board also noted that PVA and the Series had recently been granted relief from the Securities and Exchange Commission to invest in acquired funds that are unaffiliated with PVA or the Series.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report presented at the November 2008 Board meeting for the Series prepared by Lipper Financial Services ("Lipper"), which considered performance for the 1-year period and the year-to-date period ended September 30, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group and a relevant market index. The Board noted that the Series had performed below the index for all periods. The Series was ranked 58th out of 159 for its peer group for the year-to-date period ended September 30, 2008.

          PROFITABILITY. PVA advised the Board that in November 2008, the Board considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. The Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of the Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. At the June 8-9, 2009 Board meeting, the Board noted that the allocation profitability to PVA from the Series was reasonable.

          MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses at the previous November 2008 Board meeting. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of June 30, 2008. The Board noted that the total expenses were below the average of the total expenses for comparable funds and the contractual management fee was the same as the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable. In addition, the Board noted while the management fee is being reduced, acquired fund advisory fees and transaction costs would increase, but total expenses may not increase

          ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow, covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP GROWTH SERIES (THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Fund's advisory and subadvisory agreements. At the March 4-5, 2009, Board meeting, Phoenix Variable Advisors, Inc. ("PVA") reported to the Board that Lehman Brothers Holdings, Inc. ("LBHI") entered into an agreement to sell a controlling interest in Neuberger Berman Management, Inc. ("NBMI"), the subadvisor to the Series. This sale would terminate the subadvisory services of NBMI to the Series. Therefore, because the subadvisory agreement be tween the Series and NBMI would terminate, PVA recommended to the Board of Trustees that a new subadvisor be appointed to manage the Series at the Board meeting.

          Under the agreement, LBHI intended to sell the NBMI business of LBHI ("Acquired Businesses") to NBSH Acquisition, LLC ("NBSH") ("Proposed Acquisition"). NBSH is an independent company organized by an employee group consisting of portfolio managers and senior professionals of NBMI's management for the purpose of facilitating the acquisition of the Acquired Businesses. The change of ownership and control of NBMI would occur at the close of business on the day the Proposed Acquisition was completed ("Closing Date"). A majority interest in the Acquired Businesses is now directly or indirectly owned by portfolio managers, NBMI's management team, as well as a minority interest by LBHI and certain affiliates of LBHI ("Management Team"). After NBSH took control of the Acquired Business, NBMI was reorganized as an entity now known as Neuberger Berman Management LLC ("Neuberger Berman"), which became the successor to NBMI as the subadvisor to the Series ("Subadvisor").

          The old subadvisory agreement between the Series and NBMI would terminate under the terms of assignment on the completion of the Proposed Acquisition due to the reorganization of the Subadvisor. The Board, including a majority of disinterested Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940) Act"), approved the proposal to terminate the old subadvisory agreement between NBMI and PVA as of the Closing Date. The Board then approved the appointment of Neuberger Berman as successor Subadvisor for the Series and approved the compensation payable under the new subadvisory agreement between PVA and Neuberger Berman, all to be effective on the Closing Date. The Closing Date occurred on May 4, 2009.

          During the review process, the Board received the new subadvisory agreement, the Board, including a majority of disinterested Trustees, determined that the subadvisory fee was fair and reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS

          NATURE,EXTENT,QUALITY OF SERVICES AND INVESTMENT PERFORMANCE. During the review process, the Board received assistance and advice from several of Neuberger Berman's senior management personnel, who attended the Board meeting where a number of issues, including Neuberger Berman's history, investment approach, investment strategies, portfolio turnover rates, assets under management, personnel, compliance procedures and the firm's overall performance, were reviewed and discussed.

          Neuberger Berman personnel advised the Board that the Proposed Acquisition would enable the Management Members to own a majority of the "new" Neuberger Berman business and continue to function and operate in the same manner as NBMI had. Management Members would be able to exercise control over the investment and operational decisions as well as decisions relating to the future growth of Neuberger Berman. Functional and operational continuity would enable Neuberger Berman to continue to focus on its investment advisory and portfolio management responsibilities. The Neuberger Berman personnel also advised the Board that the portfolio managers under the new subadvisory agreement would be the same portfolio managers as under the old subadvisory agreement. Neuberger Berman also reported to the Board that the new firm's compliance program would remain largely intact and robust. Although the new firm would be independent after the Closing Date, the Neuberger Berman personnel advised the Board that it had sufficient capital to operate the investment advisory business. Finally, the Board was advised that the subadvisory fees would remain the same for the Series after the Closing Date.

          The Board considered the overall nature, extent, and quality of the services to be provided by Neuberger Berman and whether the cost to PVA of these services would be reasonable. The Board considered the economic viability of Neuberger Berman and was satisfied that the financial statements of Neuberger Berman indicated it was sufficiently capitalized. The Board also considered the investment performance of Neuberger Berman with respect to its predecessor's investment management of the Series.

          After considering all the information presented, based on the qualifications of Neuberger Berman's personnel and the performance of assets managed in a similar manner and the performance of assets managed by the subadvisor in a similar manner, the Board concluded that the nature, quality and cost of services to be provided to the Series by the subadvisor were reasonable and in the best interest of the Series and their shareholders. The Board then approved the proposal.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP GROWTH SERIES (THE "SERIES")
                                   (CONTINUED)

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process at the November 2008, Board meeting. The Lipper report showed the investment performance of the Series' shares for 1, 3, 5, and 10 year and the year-to-date periods ended September 30, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had performed above the index for the 1, 3, 5, and 10 year periods ended September 30, 2008. The Board noted that the Series had performed below the index for the year-to-date period ended September 30, 2008. The Series was ranked 65th out of 147 for its peer group for the year-to-date period ended September 30, 2008. The Board further noted that it would continue to review the Subadvisor's investment performance each quarter in 2009. The Board noted the successor Subadvisor's prior performance in managing the Series since November 27, 2007. The Board concluded that the Series' performance was satisfactory.

          PROFITABILITY. The Board noted that the fees under the new subadvisory agreement would be paid by PVA out of the advisory fees that it receives under this advisory agreement with the Series, and not by the Series. For this reason, the expected profitability to Neuberger Berman related to its relationship with the Series or the potential economies of scale with respect to Neuberger Berman's advice to the Series were not material factors in the Board's deliberation.

          SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series. Furthermore, the subadvisory fees would remain the same as the subadvisory fees in the old subadvisory agreement.

          ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP VALUE SERIES (THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Fund's advisory and subadvisory agreements. At a meeting held on March 4-5, 2009, the Board, including a majority of disinterested Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the recommendation from Phoenix Variable Advisors, Inc. ("PVA"), the investment advisor to the Series, to terminate the prior subadvisor, Alliance/Bernstein L.P. ("Alliance/Bernstein"), effective May 1, 2009, and to approve PVA's recommendation that Westwood Management
Corp. ("Westwood") manage the Series. The Board, including a majority of disinterested Trustees, then approved the investment advisory agreement ("Advisory Agreement") between PVA and the Fund and the investment subadvisory agreement ("Subadvisory Agreement") between PVA and Westwood
("Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

          NATURE,EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent, and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to the Series of the Fund such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of Subadvisor's investment performance and their compliance with applicable laws, regulations, policies, and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 10 years, its current experience in acting as an investment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders; it also considered the Subadvisor's prior performance in managing a small- and mid-cap equity account, known as a smid-cap equity account, which is a separate account with substantially similar investment objectives, policies, and strategies as those of the Series. The prior performance of the separate account outperformed the Russell 2500 Value Index for the period January 1, 2002 through December 31, 2008.

          PROFITABILITY. PVA advised the Board that in November 2008, the Board of Trustees had reviewed the profitability analysis that addressed the overall profitability of PVA for its management of the Fund, as well as its profits and that of its affiliates, for managing the Series. At that time, specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective, and various allocation methodologies may each be reasonable while producing different results. At the March 4-5, 2009, Board meeting, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to PVA from the Series was reasonable.

          MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses at the previous November 2008, Board meeting. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of June 30, 2008. The Board noted that the total expenses of the Series were above the total expenses for comparable funds and the contractual management fee was above the median for the peer group. However, the Board was satisfied with the management fee and total expenses for the Series and concluded that such fee and expenses were reasonable.

          ECONOMIES OF SCALE. The Board noted that the new advisory fee schedule included breakpoints and it was likely that PVA and the Series would achieve certain economies of scale in order to cover certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from the breakpoints and the economies of scale.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP VALUE SERIES (THE "SERIES")
                                   (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS
          NATURE, EXTENT AND QUALITY OF SERVICES. In connection with the consideration of PVA's proposal to replace Alliance/Bernstein with Westwood as subadvisor to the Series at the March 4-5, 2009 meeting, the Board reviewed an extensive questionnaire and related attachments completed by Westwood, including its investment philosophy, resources, operations and compliance structure. Westwood's senior management personnel who would be involved with the proposed management of the Series attended the meeting and presented material related to Westwood's history, investment approach, investment strategies, portfolio turnover ratios, assets under management, personnel, compliance procedures and the firm's overall performance. The Board had the opportunity to review these matters with the Westwood personnel and ask questions about the presentation. The Board noted that the financial statements of Westwood indicated it was sufficiently capitalized, and that its performance for funds similar to the Series was strong. The Board also noted Westwood's consistent investment style.

          The Board also reviewed performance information for the Series and noted that as a result of performance, the selection of Westwood was appropriate. The Trustees noted the overall nature, extent, and quality of the services to be provided by the Subadvisor, whether the costs to PVA of these services to be provided would be reasonable, and the economic viability of Westwood.

          The Board noted that the overall investment advisory and subadvisory fees would remain the same except for a reduction in fees by means of breakpoints at certain asset levels.

          After considering all the information presented, based on the qualifications of Westwood's personnel and the performance of assets managed in a similar manner, the Board concluded that the nature, quality and cost of services to be provided to the Series by the Subadvisor were reasonable and in the best interest of the Series and their shareholders, and therefore approved the proposal.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders; it also considered the Subadvisor's prior performance in managing a small- and mid-cap equity account, known as a smid-cap equity account, which is a separate account with substantially similar investment objectives, policies, and strategies as those of the Series. The Board noted that the prior performance of the separate account outperformed the Russell 2500 Value Index for the period January 1, 2002 through December 31, 2008.

          PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not the Series.

          SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series and that it includes breakpoints.

          ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
           SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP GROWTH SERIES
                                 (THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Fund's advisory and subadvisory agreements. At the March 4-5, 2009, Board meeting, Phoenix Variable Advisors, Inc. ("PVA") reported to the Board that Lehman Brothers Holdings, Inc. ("LBHI") entered into an agreement to sell a controlling interest in Neuberger Berman Management, Inc. ("NBMI"), the subadvisor to the Series. This sale would terminate the subadvisory services of NBMI to the Series. Therefore, because the subadvisory agreement between the Series and NBMI would terminate, PVA recommended to the Board of Trustees that a new subadvisor be appointed to manage the Series at the Board meeting.

          Under the agreement, LBHI intended to sell the NBMI business of LBHI ("Acquired Businesses") to NBSH Acquisition, LLC ("NBSH") ("Proposed Acquisition"). NBSH is an independent company organized by an employee group consisting of portfolio managers and senior professionals of NBMI's management for the purpose of facilitating the acquisition of the Acquired Businesses. The change of ownership and control of NBMI would occur at the close of business on the day the Proposed Acquisition was completed ("Closing Date"). A majority interest in the Acquired Businesses is now directly or indirectly owned by portfolio managers, NBMI's management team, as well as a minority interest by LBHI and certain affiliates of LBHI ("Management Team"). After NBSH took control of the Acquired Business, NBMI was reorganized as an entity now known as Neuberger Berman Management LLC ("Neuberger Berman"), which became the successor to NBMI as the subadvisor to the Series ("Subadvisor").

          The old subadvisory agreement between the Series and NBMI would terminate under the terms of assignment on the completion of the Proposed Acquisition due to the reorganization of the Subadvisor. The Board, including a majority of the disinterested Trustees, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act") approved the proposal to terminate the old subadvisory agreement between NBMI and PVA as of the Closing Date. The Board then approved the appointment of Neuberger Berman as successor Subadvisor for the Series and approved the compensation payable under the new subadvisory agreement between PVA and Neuberger Berman, all to be effective on the Closing Date. The Closing Date occurred on May 4, 2009.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the new subadvisory agreement, the Board, including a majority of disinterested Trustees, determined that the subadvisory fee was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

SUBADVISORY AGREEMENT CONSIDERATIONS
          NATURE, EXTENT AND QUALITY OF SERVICES. During the review process, the Board received assistance and advice from several of Neuberger Berman's senior management personnel, who attended the Board meeting where a number of issues, including Neuberger Berman's history, investment approach, investment strategies, portfolio turnover rates, assets under management, personnel, compliance procedures and the firm's overall performance, were reviewed and discussed.

          Neuberger Berman personnel advised the Board that the Proposed Acquisition would enable the Management Members to own a majority of the "new" Neuberger Berman business and continue to function and operate in the same manner as NBMI had. Management Members would be able to exercise control over the investment and operational decisions as well as decisions relating to the future growth of Neuberger Berman. Functional and operational continuity would enable Neuberger Berman to continue to focus on its investment advisory and portfolio management responsibilities. The Neuberger Berman personnel also advised the Board that the portfolio managers under the new subadvisory agreement would be the same portfolio managers as under the old subadvisory agreement. Neuberger Berman also reported to the Board that the new firm's compliance program would remain largely intact and robust. Although the new firm would be independent after the Closing Date, the Neuberger Berman personnel advised the Board that it had sufficient capital to operate the investment advisory business. Finally, the Board was advised that the subadvisory fees would remain the same for the Series after the Closing Date.

          The Board considered the overall nature, extent, and quality of the services to be provided by Neuberger Berman and whether the cost to PVA of these services would be reasonable. The Board considered the economic viability of Neuberger Berman and was satisfied that the financial statements of Neuberger Berman indicated it was sufficiently capitalized. The Board also considered the investment performance of Neuberger Berman with respect to its predecessor's investment management of the Series.

          After considering all the information presented, based on the qualifications of Neuberger Berman's personnel and the performance of assets managed in a similar manner and the performance of assets managed by the subadvisor in a similar manner, the Board concluded that the nature, quality and cost of services to be provided to the Series by the subadvisor were reasonable and in the best interest of the Series and their shareholders. The Board then approved the proposal.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
           SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP GROWTH SERIES
                           (THE "SERIES") (CONTINUED)

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. While consideration was given to performance reports and discussions at all Board meetings throughout the year, particular attention in assessing such performance was given to a report of the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process at the November 2008 Board meeting. The Lipper report showed the investment performance of the Series' shares for the 1, 3, and 5 year and the year-to-date periods ended June 30, 2008. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had performed above the index for the 1, 3, and 5 year and year-to-date periods as of June 30, 2008. The Series was ranked 9th out of 112 for its peer group for the one year period ended June 30, 2008. The Board noted that Neuberger Berman had performed 8th out of 112 for a similar peer group for a one year period ended June 30, 2008. The Board further noted that it would continue to review the Subadvisor's investment performance each quarter in 2009. The Board noted the successor Subadvisor's prior performance in managing the Series since September 15, 2008. The Board concluded that the Series' performance was satisfactory.

          PROFITABILITY. The Board noted that the fees under the new subadvisory agreement would be paid by PVA out of the advisory fees that it receives under this advisory agreement within the Series, and not by the Series. For this reason, the expected profitability to Neuberger Berman related to its relationship with the Series or the potential economies of scale with respect to Neuberger Berman's advice to the Series were not material factors in the Board's deliberation.

          SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series. Furthermore, the subadvisory fees would remain the same as the subadvisory fees in the old subadvisory agreement.

          ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
           BOARD OF TRUSTEES'CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP VALUE SERIES (THE "SERIES")

          The Board of Trustees is responsible for determining whether to approve the Fund's advisory and subadvisory agreements. At a meeting held on March 4-5, 2009, the Board, including a majority of disinterested Trustees, as that term is defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended ("1940 Act"), approved the recommendation from Phoenix Variable Advisors, Inc. ("PVA"), the investment advisor to the Series, to terminate the prior subadvisor, Alliance/Bernstein L.P. ("Alliance/Bernstein"), effective May 1, 2009, and to approve PVA's recommendation that Westwood Management Corp. ("Westwood") manage the Series. The Board, including a majority of disinterested Trustees, then approved the investment advisory agreement ("Advisory Agreement") between PVA and the Fund and the investment subadvisory agreement ("Subadvisory Agreement") between PVA and Westwood ("Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series.

          During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS
          NATURE,EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent, and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed sub stantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to the Serie s of the Fund such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and o ther access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the mon itoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment pro grams and the monitoring of Subadvisor's investment performance and their compliance with applicable laws, regulations, policies, and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 10 years, its current experience in acting as an investment adviser to 18 mu tual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer a gent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders;it also considered the Subadvisor's prior performance in managing a small-cap equity account, which is a separate account with substantially similar investment objectives, policies, and strategies as those of the Series. The prior performance of the separate account outperformed the Russell 2000 Value Index for the period January 1, 2002 through December 31, 2008.

          PROFITABILITY. PVA advised the Board that in November 2008, the Board of Trustees had reviewed the profitability analysis that addressed the overall profitability of PVA for its management of the Fund family, as well as its profits and that of its affiliates, for managing the Series. At that time, specific attention was given to the methodology followed in allocating costs to the Series, since allo cation methodologies are inherently subjective, and various allocation methodologies may each be reasonable while producing different results. At the March 4-5, 2009, Board meeting, the Board noted that the allocation appeared reasonable. The Board also noted the volunta ry reimbursements provided to the Fund. The Board concluded that the profitability to PVA from the Series was reasonable.

          MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses at the previous November 2008, Board meeting. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of June 30, 2008. The Board noted that the total expenses of the Series were above the average total expenses for comparable funds and that the contractual management fee was above the median for the peer group. However, the Board was satisfied with the management fee and total expenses for the Series and concluded that such fee and expenses were reasonable.

          ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale in order to cover certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefi t from the breakpoints and the economies of scale.

                      THE PHOENIX EDGE SERIES FUND ("FUND")
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX SMALL-CAP VALUE SERIES (THE "SERIES")
                                   (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS
          NATURE,EXTENT AND QUALITY OF SERVICES. In connection with the consideration of PVA's proposal to replace Alliance/Bernstein with Westwood as subadvisor to the Series at the March 4-5, 2009, meeting, the Board reviewed an extensive questionnaire and re lated attachments completed by Westwood, including its investment philosophy, resources, operations and compliance structure. Westwood's senior management personnel who would be involved with the proposed management of the Series attended the meeting and presented material related to Westwood's history, investment approach, investment strategies, portfolio turnover ratios, assets under management, personnel, compliance procedures and the firm's overall performance. The Board had the opportunity to review these matters with the Westwood personnel and ask questions about the presentation. The Board noted that the financial statements of Westwood indicated it was sufficiently capitalized, and that its performance for funds similar to the Series was strong. The Board also noted Westwood's consistent investment style.

          The Board also reviewed performance information for the Series and noted that as a result of performance, the selection of Westwood was appropriate. The Trustees noted the overall nature, extent, and quality of the services to be provided by the Subad visor, whether the costs to PVA of these services to be provided would be reasonable, and the economic viability of Westwood.

          The Board noted that the overall investment advisory and subadvisory fees would remain the same except for a reduction in fees by means of breakpoints at certain asset levels.

          After considering all the information presented, based on the qualifications of Westwood's personnel and the performance of assets managed in a similar manner, the Board concluded that the nature, quality and cost of services to be provided to the Ser ies by the Subadvisor were reasonable and in the best interest of the Series and their shareholders, and therefore approved the proposal.

          INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders; it also considered the Subadvisor's prior performance in managing a small-cap equity account, which is a separate account with substantially similar investment objectives, policies, and strategies as those of the Series. The Board noted that the prio r performance of the separate account outperformed the Russell 2000 Value Index for the period January 1, 2002 through December 31, 2008.

          PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not the Series.

          SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series and that it includes breakpoints.

          ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

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

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

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

THE PHOENIX EDGE SERIES FUND
c/o CT Corporation System
155 Federal Street
Boston, MA 02110

BOARD OF TRUSTEES                                             INVESTMENT ADVISOR
Frank M. Ellmer, CPA                                          Phoenix Variable Advisors, Inc.
Roger A. Gelfenbien                                           One American Row
Eunice S. Groark                                              Hartford, CT 06102-5056
Frank E. Grzelecki
John R. Mallin                                                CUSTODIAN
Hassell H. McClellan                                          State Street Bank and Trust Company
Philip R. McLoughlin                                          225 Franklin Street
Philip K. Polkinghorn                                         Boston, MA 02110

EXECUTIVE OFFICERS
Philip R. McLoughlin, Chairman
Philip K. Polkinghorn, President
Thomas Buckingham, Senior Vice President
Marc Baltuch, Chief Compliance Officer
W. Patrick Bradley, Vice President, Chief Financial
  Officer, Treasurer and Principal Accounting Officer
Kathleen A. McGah, Vice President, Chief
  Legal Officer, Counsel and Secretary


(PHOENIX LOGO)

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012
================================================================================


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

BPD36700
G0144A (C) 2009 The Phoenix Companies, Inc.                                 6-09

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Phoenix Edge Series Fund
              ------------------------------------------------------------------
By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief
                           Financial Officer, Treasurer and Principal
                           Accounting Officer
                           (principal financial officer)

Date                       September 3, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.